UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 07/31/2015

Item 1 – Report to Stockholders

JULY 31, 2015

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Emerging Markets Long/Short Equity Fund
➢	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JULY 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks between regions were the broader themes underlying market conditions during the 12-month period ended July 31, 2015. The period began with investors caught between the forces of low interest rates and an improving U.S. economy, high asset valuations, oil price instability and lingering geopolitical risks in Ukraine and the Middle East. As U.S. growth picked up considerably in the fourth quarter of 2014, the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite uncertainty as to when the Federal Reserve (the “Fed”) would raise short-term interest rates. International markets continued to struggle even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, sparking a sell-off in energy-related assets and putting stress on emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks abated. Investors had held high expectations for the U.S. economy, but a harsh winter and west coast port strike brought disappointing first-quarter data and high valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar continued to be a headwind for the asset class.

U.S. economic data regained momentum in the second quarter, helping U.S. stocks resume an upward path, although meaningful strength in the labor market underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse and investors feared the consequences should Greece leave the eurozone. Adding to global worries was a massive correction in Chinese equity prices despite policymakers’ attempts to stabilize the market. As these concerns abated in the later part of July, developed markets rebounded with the help of solid corporate earnings. Emerging markets, however, continued to slide as Chinese equities remained highly volatile and growth estimates for many emerging economies were revised lower. Bond markets moved back into positive territory as softer estimates for global growth and the return of falling commodity prices caused yields to move lower.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.55%	11.21%
U.S. small cap equities (Russell 2000® Index)	6.98	12.03
International equities (MSCI Europe, Australasia, Far East Index)	7.19	(0.28)
Emerging market equities (MSCI Emerging Markets Index)	(4.76)	(13.38)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.00	0.01
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.64)	5.32
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(1.47)	2.82
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.97)	3.50
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.27	0.37
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2015	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2015, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets.

•

The Fund’s net long market position of approximately 20% was the largest detractor from relative return, as emerging market equities declined in aggregate over the 12 months. (The net market position is the difference between the Fund’s total long positions and total short positions.) The Fund’s investments in emerging markets also detracted from performance, driven mainly by positions that are based on market valuations. On a country basis, the Fund’s underperformance was most significant in Taiwan and Brazil, while at the industry level the Fund’s investments in steel, computer and diversified financial companies were the least successful.

•

The Fund experienced positive contributions from its holdings of developed market companies that generate meaningful revenues through exposure to emerging markets. In terms of countries, the most significant positive contributions came from the Fund’s holdings within Mexico and China. At the industry level, holdings of real estate-related and telecommunications services companies added the most to returns.

Describe recent portfolio activity.

•

As commodity prices tumbled in the fourth quarter of 2014, the Fund began to overweight oil-importing countries and underweight exporters, on the view that structural factors should keep commodity prices range-bound for some period. After profiting from the country and industry positioning around oil in late 2014, the Fund began to trim these positions in January for risk control purposes.

•

Over the course of July, the Fund trimmed its long exposure to Taiwan, based on a significant shift in debt market sentiment, a deterioration in the reform outlook, and an increasingly negative view on the semiconductor industry, which remains well represented in Taiwan.

•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.

Describe portfolio positioning at period end.

•

The Fund had an approximately 20% net long market exposure at the end of the period. Reflecting the divergent paths for emerging market economies, the Fund continued to have well-balanced exposure to different groups of investment insights in both emerging market stocks and developed market stocks with exposure to emerging markets. The Fund was maintaining reduced, neutral exposure to China given an increasingly uncertain outlook. The Fund was long in Thailand and Turkey based on contrarian and favorable policy rates, and short in South Africa because of its less attractive equity risk premium and effectively tight policy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2015

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2015

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(4.65)%	(4.84)%	N/A	(0.14)%	N/A
Investor A	(4.68)	(4.96)	(9.95)%	(0.34)	(1.74)%
Investor C	(5.18)	(5.74)	(6.68)	(1.14)	(1.14)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.00	0.01	N/A	0.06	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$953.50	$8.48	$1,000.00	$1,016.12	$8.75	1.75%
Investor A	$1,000.00	$953.20	$9.10	$1,000.00	$1,015.47	$9.39	1.88%
Investor C	$1,000.00	$948.20	$13.19	$1,000.00	$1,011.26	$13.61	2.73%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2015	5

Fund Summary as of July 31, 2015	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2015, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

•

The largest positive contribution to performance over the period came from stock selection, particularly long positions in U.S. and U.K. names. Within the U.S., the investment advisor’s insights were rewarded as performance increasingly diverged across companies. Stock picking was especially effective among consumer discretionary holdings, as investors digested the impact of the rout in oil prices and dollar strength on U.S. and global spending. Contrarian positions that contrast with recent market moves or investor flows were increasingly effective as volatility ticked up over the period. Long positions in stocks that appeared overvalued and short positions in undervalued stocks also had a positive impact.

•

Country selection made a positive contribution, although the results were somewhat mixed. Country positioning in Asia was effective, as a long position in Japanese stocks and a short position in Singaporean stocks were rewarded. In Japan, loose monetary policy and a correspondingly weak yen have boosted both the domestic economy and the outlook for exporters. In contrast, stocks in Singapore have been looking increasingly uncompetitive against regional peers such as Japan, due to a strong local currency and high cost base.

•

Industry selection detracted in aggregate from performance. Early in the period, long positions in the energy equipment & services industry negatively impacted performance. These companies had been profitable investments for much of 2014, as they benefited from the infrastructure build-out supporting the shale oil fracking boom. However, the industry was negatively impacted by the dramatic decline in oil prices during the fourth quarter of 2014. In a similar vein, a preference for countries with significant exposure to the energy sector, such as Norway, also hurt results early in the period. On the short side of the Fund, positions in the consumer durables, consumer services and food producer industries detracted from performance.

Describe recent portfolio activity.

•

Over the 12-month period, the Fund’s net market exposure moved from a neutral, or approximately 0%, position to a net long position of close to 10%. While the investment advisor views global equity valuations as stretched compared to other asset classes, this shift was supported by a strengthening in indicators of investor risk appetite such as analyst views and capital markets activity. In the United States, the Fund’s positioning was moved from net long to neutral, as the outlook for U.S. firms weakened based on the impact of a strengthening dollar on exports and signs of slowing momentum in economic numbers.

•

Late in the period, the Fund’s long position in the information technology (“IT”) sector was trimmed, principally via a reduction in the semiconductor position. While the investment advisor views the long-term outlook for the semiconductor industry as positive, analyst and investor sentiment has deteriorated. On the short side of the portfolio, the position in consumer staples was reduced significantly. While the Fund has maintained a modest short exposure to food retailers, exposure to food, beverage & tobacco producers has moved to a small long position. This has been driven in part by a positive view on tobacco companies, which have broad investor support and shareholder friendly policies.

•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.

Describe portfolio positioning at period end.

•

The Fund’s net market exposure was close to a positive 10% at the end of the 12-month period. At the country level, the Fund held long positions in countries the investment advisor viewed as having accommodative monetary policies and exposure to positive currency trends, such as Canada, Norway and Japan, balanced by a short in U.K. stocks. The Fund was short in core Europe, most notably France and Germany, while the Fund’s most significant long country position was in Australia. The position in U.S. stocks was essentially neutral. At the sector level, the Fund continued to be long in IT and short consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2015

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2015

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.42%	2.78%	N/A	7.52%	N/A
Investor A	0.25	2.44	(2.93)%	7.22	5.03%
Investor C	(0.09)	1.69	0.69	6.44	6.44
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.00	0.01	N/A	0.04	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,004.20	$8.05	$1,000.00	$1,016.76	$8.10	1.62%
Investor A	$1,000.00	$1,002.50	$9.14	$1,000.00	$1,015.67	$9.20	1.84%
Investor C	$1,000.00	$999.10	$13.14	$1,000.00	$1,011.65	$13.22	2.65%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2015	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2015 and held through July 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JULY 31, 2015

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of July 31, 2015

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
Taiwan	8%	7%	15%
United States	6	5	11
South Korea	6	4	10
China	5	4	9
South Africa	4	4	8
Brazil	5	3	8
Mexico	3	4	7
Turkey	4	2	6
Hong Kong	3	2	5
Thailand	3	1	4
Japan	2	2	4
Poland	1	—	1
Other[2]	6	6	12

Total	56%	44%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	25%	25%	50%
Japan	8	5	13
United Kingdom	2	5	7
Canada	3	1	4
Australia	4	—	4
Switzerland	1	2	3
France	1	1	2
Germany	—	2	2
Norway	2	—	2
Italy	1	—	1
Netherlands	1	—	1
Sweden	—	1	1
Spain	1	—	1
Ireland	—	1	1
Singapore	—	1	1
Other[2]	4	3	7

Total	53%	47%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

BLACKROCK FUNDS	JULY 31, 2015	9

Schedule of Investments July 31, 2015	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	427,865,483	$427,865,483
Total Short-Term Securities (Cost — $427,865,483*) — 99.9%		427,865,483
Other Assets Less Liabilities — 0.1%		532,439

Net Assets — 100.0%		$428,397,922

Portfolio Abbreviations

ADR	American Depository Receipt
CHF	Swiss Franc
EUR	Euro
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate
REIT	Real Estate Investment Trust
JPY	Japanese Yen
OTC	Over-the-Counter
S&P	Standard & Poor’s
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the year ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	591,333,751	(163,468,268)	427,865,483	$340,793

(b)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of July 31, 2015
OTC Total Return Swaps[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	8/03/15 - 2/06/17	$25,545,397	$881,820	[2]	$26,018,904
	Goldman Sachs & Co.	8/27/15 -2/03/17	$1,293,070	1,765,041	[3]	3,145,123
	Morgan Stanley & Co., Inc.	5/16/16 -1/12/18	$28,163,681	(1,943,400)[4]		27,555,099
	Morgan Stanley & Co., Inc.	2/25/16	$1,255,762	2,066,645	[5]	3,301,554
	UBS AG	4/20/16	$27,986,787	(573,173)[6]		27,334,907
	UBS AG	4/20/16	$2,600,597	699,316	[7]	3,029,315
Total				$2,896,249		$90,384,902

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1075 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
USD 1 Month; USD Spot Next
Federal Funds Effective Rate — One Day or Overnight

[2]    Amount includes $408,313 of net dividends and financing fees.

[3]    Amount includes $(87,012) of net dividends and financing fees.

[4]    Amount includes $(1,334,818) of net dividends and financing fees.

[5]    Amount includes $20,853 of net dividends and financing fees.

[6]    Amount includes $78,707 of net dividends and financing fees.

[7]    Amount includes $270,598 of net dividends and financing fees.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co.
as of July 31, 2015, expiration dates 8/03/15 — 2/06/17:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA, ADR	37,961	$215,619
Banco Bradesco SA, Preference Shares	23,000	183,250
Banco do Brasil SA	173,400	1,116,684
Braskem SA — ADR	61,210	443,773
Braskem SA, Preference A Shares	316,600	1,159,527
BRF SA	16,500	346,341
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	20,500	449,043
Cia Energetica de Sao Paulo, Preference B Shares	168,500	941,429
EDP — Energias do Brasil SA	219,400	836,218
Even Construtora e Incorporadora SA	518,400	442,100
Fibria Celulose SA	5,100	67,832
Fibria Celulose SA — Sponsored ADR	22,527	300,060
Gerdau SA, Preference Shares	390,700	673,237
JBS SA	246,400	1,108,960
Lojas Renner SA	5,800	184,454
Multiplus SA	127,500	1,536,055
Raia Drogasil SA	26,700	339,291
Suzano Papel e Celulose SA, Preference ‘A’ Shares	189,500	929,250
Telefonica Brasil SA — ADR	72,242	940,591
Transmissora Alianca de Energia Eletrica SA	14,400	88,109
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	36,700	532,715
Via Varejo SA	73,700	186,190

		13,020,728
China
Anhui Conch Cement Co. Ltd., Class H	23,500	72,992
Anhui Expressway Co. Ltd., Class H	64,000	55,494
Bank of Communications Co. Ltd., Class H	193,000	169,639
China Biologic Products, Inc.	4,784	585,370
China Cinda Asset Management Co. Ltd.	2,956,000	1,318,396
China Citic Bank Corp. Ltd., Class H	157,000	111,910
China Communications Services Corp. Ltd., Class H	206,000	93,269
China Everbright Bank Co. Ltd., Class H	1,511,000	841,437
China Lesso Group Holdings, Ltd.	150,000	117,551
China Life Insurance Co. Ltd., Class H	216,000	795,583
China Machinery Engineering Corp.	61,000	46,285
China Mobile Ltd.	108,500	1,420,353
China Pacific Insurance Group Co. Ltd., Class H	65,600	274,995
China Railway Group Ltd., Class H	1,135,000	968,061
China Telecom Corp. Ltd., Class H	666,000	372,452
CITIC Securities Co. Ltd., Class H	12,500	34,165
CSR Corp. Ltd., Class H	108,300	136,440
Datang International Power Generation Co. Ltd., Class H	504,000	217,743
Dongfeng Motor Group Co. Ltd., Class H	378,000	434,815
GF Securities Co. Ltd.	103,200	200,099
Greentown China Holdings Ltd.	58,500	57,685
Guangzhou Pharmaceutical Co. Ltd.	202,000	553,762
Jiangsu Expressway Co. Ltd., Class H	584,000	728,593
Lenovo Group Ltd.	324,000	351,164
Longfor Properties Co. Ltd.	396,000	565,455
Metallurgical Corp. of China, Ltd.	25,000	8,343
New China Life Insurance Co. Ltd., Class H	18,500	79,513
People’s Insurance Co. Group of China Ltd., Class H	632,000	327,636
Ping An Insurance Group Co. of China Ltd., Class H	92,000	529,419
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	26,300	62,287
	Shares	Value
Reference Entity — Long (continued)
China (concluded)
Shenzhen Expressway Co. Ltd.	286,000	$210,679
Sino-Ocean Land Holdings Ltd.	591,500	405,427
Sinopec Shanghai Petrochemical Co. Ltd., Class H	634,000	258,502
Sinotrans Ltd., Class H	138,000	84,883
TCL Communication Technology Holdings, Ltd.	67,000	52,060
Tencent Holdings, Ltd.	3,700	68,933
Weichai Power Co. Ltd., Class H	44,000	66,005
Xinjiang Goldwind Science & Technology Co. Ltd.	53,800	102,680
Zhejiang Expressway Co. Ltd., Class H	115,218	132,598
Zhuzhou CSR Times Electric Co. Ltd., Class H	38,000	257,620

		13,170,293
Hong Kong
China Power International Development, Ltd.	986,000	697,996
China Resources Cement Holdings Ltd.	1,888,000	982,927
China Resources Land Ltd.	326,888	915,873
China State Construction International Holdings Ltd.	56,000	87,030
China Taiping Insurance Holdings Co. Ltd.	151,200	450,963
China Unicom Hong Kong Ltd.	52,000	72,982
CSPC Pharmaceutical Group Ltd.	690,000	631,621
Franshion Properties China Ltd.	2,760,000	892,840
Guangdong Investment Ltd.	116,000	157,303
Haier Electronics Group Co. Ltd.	90,000	211,252
KWG Property Holding Ltd.	542,000	406,304
Sino Biopharmaceutical Ltd.	604,000	699,373
Skyworth Digital Holdings Ltd.	1,582,000	1,208,265

		7,414,729
Indonesia
Adaro Energy Tbk PT	950,800	41,449
Indofood Sukses Makmur Tbk PT	95,100	42,853
Matahari Putra Prima Tbk PT	8,482,800	1,817,603
Pembangunan Perumahan Persero Tbk PT	1,101,100	317,298
Telekomunikasi Indonesia Persero Tbk PT	677,800	147,097
United Tractors Tbk PT	234,700	350,095

		2,716,395
Malaysia
British American Tobacco Malaysia Bhd	177,600	3,142,172
Tenaga Nasional Bhd	313,500	999,392
Westports Holdings Bhd	30,100	31,560
YTL Corp. Bhd	883,200	364,873
YTL Power International Bhd	294,700	120,987

		4,658,984
Mexico
Alfa SAB de CV, Series A	50,100	99,563
Arca Continental SAB de CV	9,800	58,979
Cemex SAB de CV	280,500	239,023
Controladora Comercial Mexicana SAB de CV	36,804	107,837
El Puerto de Liverpool SAB de CV, Series C1	38,660	452,523
Gruma SAB de CV Class B	161,997	2,122,525
Grupo Aeroportuario del Pacifico SAB de CV, Class B	308,604	2,436,080
Grupo Aeroportuario del Pacifico SAB de CV — ADR	861	67,916
Grupo Bimbo SAB de CV, Series A	70,100	188,079
Grupo Elektra SAB de C.V.	1,690	36,854
Industrias Penoles SAB de CV	13,435	203,929
OHL Mexico SAB de CV	647,100	1,057,449
Wal-Mart de Mexico SAB de CV	747,000	1,814,590

		8,885,347
Philippines
Globe Telecom, Inc.	26,880	1,516,423

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Poland
Enea SA	207,143	$809,440
Polskie Gornictwo Naftowe i Gazownictwo SA	202,095	336,792
Tauron Polska Energia SA	132,671	133,312

		1,279,544
Russia
Alrosa AO	83,200	95,502
Gazprom OAO — ADR	53,623	246,517
Magnit OJSC — GDR	3,634	196,788
MMC Norilsk Nickel	1,417	215,946
Mobile TeleSystems OJSC	10,140	36,891
Moscow Exchange MICEX-RTS OAO	60,340	69,002
Rosneft Oil Co.	17,770	67,751
Sberbank of Russia	96,980	112,822
Sberbank of Russia, Preference Shares	98,400	81,448
Severstal OAO	3,740	41,488
Sistema JSFC	342,600	115,274
Surgutneftegas OAO	275,900	152,958
Surgutneftegas OAO, ADR	39,514	221,986
Tatneft OAO, ADR	4,151	121,542

		1,775,915
South Africa
AngloGold Ashanti Ltd.	3,171	19,295
Capitec Bank Holdings, Ltd.	34,541	1,271,684
Clicks Group, Ltd.	131,911	1,003,899
FirstRand Ltd.	899,122	3,884,250
Hyprop Investments, Ltd.	199,400	2,043,140
Liberty Holdings Ltd.	17,760	199,638
Mediclinic International, Ltd.	48,852	434,652
Mondi, Ltd.	15,142	362,333
Mr Price Group Ltd.	46,720	930,419
MTN Group Ltd.	7,201	119,888
Netcare Ltd.	1,564,209	4,984,288
Sappi Ltd.	180,017	591,127
Sibanye Gold, Ltd.	431,842	562,786
Standard Bank Group Ltd.	6,486	77,891

		16,485,290
South Korea
Amorepacific Corp.	5,101	1,457,859
Amorepacific Group	1,194	199,208
Asiana Airlines, Inc.	13,571	69,006
BGF retail Co. Ltd.	2,594	442,184
Cheil Industries, Inc.	488	69,253
CJ Corp.	930	243,546
Coway Co. Ltd.	16,296	1,360,417
GS Home Shopping, Inc.	769	133,222
Hanjin Kal Corp.	1	24
Hyosung Corp.	7,769	947,893
Hyundai Engineering & Construction Co. Ltd.	27,402	806,012
Hyundai Steel Co.	9,588	478,637
Kangwon Land, Inc.	6,283	229,493
Korea Electric Power Corp.	1,600	69,182
Korea Gas Corp.	6,856	247,668
Korea Investment Holdings Co. Ltd.	12,898	688,083
Korea Petrochemical Ind Co. Ltd.	596	92,121
Korean Reinsurance Co.	7	88
KT&G Corp.	2,458	231,064
LG Display Co. Ltd.	18,314	346,168
LG Display Co. Ltd., ADR	147,823	1,414,666
LG Household & Health Care Ltd.	1,605	1,175,478
LG Innotek Co. Ltd.	3,495	244,848
LS Corp.	34,048	1,143,305
LS Industrial Systems Co. Ltd.	3,070	137,301
Mirae Asset Securities Co. Ltd.	481	18,125
	Shares	Value
Reference Entity — Long (continued)
South Korea (concluded)
NCSoft Corp.	1,640	$307,550
Orion Corp.	525	518,967
Samsung C&T Corp.	2,485	120,199
Samsung Electronics Co. Ltd.	1,206	1,223,555
Samsung Electronics Co. Ltd., GDR	777	393,939
Shinhan Financial Group Co. Ltd.	4,735	169,452
SK Hynix, Inc.	45,298	1,430,528
SKC Co. Ltd.	13,407	409,050
Sungwoo Hitech Co. Ltd.	12,384	95,462
Tovis Co. Ltd.	7,042	50,455

		16,964,008
Taiwan
AU Optronics Corp.	2,110,000	677,978
AU Optronics Corp., ADR	144,050	479,687
Catcher Technology Co. Ltd.	72,000	793,746
Chailease Holding Co. Ltd.	151,840	317,310
Chimei Innolux Corp.	5,002,000	1,738,975
Chimei Materials Technology Corp.	355	228
Compeq Manufacturing Co. Ltd.	448,000	295,355
CTCI Corp.	28,000	42,503
Elite Advanced Laser Corp.	138,000	498,384
Everlight Electronics Co. Ltd.	195,000	257,701
Feng TAY Enterprise Co. Ltd.	705,000	3,944,875
Foxconn Technology Co. Ltd.	413,000	1,254,403
Fubon Financial Holding Co. Ltd.	209,000	381,304
Highwealth Construction Corp.	272,000	559,666
Hon Hai Precision Industry Co. Ltd.	1,481,000	4,259,107
Hon Hai Precision Industry Co. Ltd., GDR	28,837	177,924
King Yuan Electronics Co. Ltd.	3,277,000	2,210,374
PChome Online, Inc.	86,000	1,194,954
Pegatron Corp.	350,000	983,751
Siliconware Precision Industries Co.	1,449,000	1,645,371
Sitronix Technology Corp.	73,000	179,223
Taiwan Fertilizer Co. Ltd.	69,000	101,135
Taiwan Paiho Ltd.	40,000	83,577
Taiwan Semiconductor Manufacturing Co. Ltd.	97,000	423,891
United Microelectronics Corp.	725,000	259,143
Yageo Corp.	22,000	31,400
Yuanta Financial Holding Co. Ltd.	2,072,500	984,951

		23,776,916
Thailand
Airports of Thailand PCL	97,400	812,473
AP Thailand PCL	1,303,300	218,172
Bumrungrad Hospital PCL	259,100	1,499,685
Central Pattana PCL	2,047,000	2,744,240
Delta Electronics Thailand PCL	178,800	408,381
Indorama Ventures PCL	653,600	491,429
PTT Global Chemical PCL	966,800	1,658,028
PTT PCL	6,000	55,497
Thai Oil PCL	117,300	160,582

		8,048,487
Turkey
Arcelik AS	93,579	493,036
Enka Insaat ve Sanayi AS	930,285	1,683,350
Eregli Demir ve Celik Fabrikalari TAS	45,661	68,380
Ford Otomotiv Sanayi	22,071	262,010
KOC Holding AS	485,778	2,154,516
Koza Altin Isletmeleri AS	83,989	706,697
TAV Havalimanlari Holding AS	112,735	856,458
Tofas Turk Otomobil Fabrikasi AS	113,768	745,144
Turk Hava Yollari	1,048,388	3,416,313
Turkiye Garanti Bankasi AS	215,281	635,003
Yapi ve Kredi Bankasi	65,801	90,235

		11,111,142

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (concluded)
United Kingdom
British American Tobacco PLC	2,345	$138,765
Eros International PLC	14,701	526,002

		664,767
United States
Genpact Ltd.	26,667	592,274
Total Reference Entity — Long		132,081,242

Reference Entity — Short
Brazil
Embraer SA — ADR	(373)	(10,388)
Gol Linhas Aereas Inteligentes SA — ADR	(69,073)	(115,352)
Vale SA, ADR	(51,144)	(219,408)

		(345,148)
Chile
Banco Santander Chile — ADR	(11,227)	(226,673)
Empresa Nacional de Electricidad SA — ADR	(16,465)	(677,535)
Enersis SA, ADR	(70,213)	(1,060,918)
Sociedad Quimica y Minera de Chile SA — ADR	(99,492)	(1,344,137)

		(3,309,263)
China
AAC Technologies Holdings, Inc.	(45,500)	(257,947)
AviChina Industry & Technology Co. Ltd.	(1,368,000)	(1,144,872)
BBMG Corp.	(422,500)	(324,111)
Beijing Jingneng Clean Energy Co. Ltd.	(184,000)	(62,108)
CGN Power Co. Ltd.	(857,000)	(376,673)
China Eastern Airlines Corp., Ltd. , Class H, Class H	(80,000)	(64,099)
China Longyuan Power Group Corp., Class H	(29,000)	(33,187)
China Minsheng Banking Corp., Ltd.	(229,000)	(257,445)
China Oilfield Services, Ltd.	(36,000)	(44,072)
China Shanshui Cement Group, Ltd.	(2,165,000)	(1,756,621)
China Shipping Container Lines Co. Ltd.	(172,000)	(53,885)
China Tian Lun Gas Holdings, Ltd.	(78,000)	(70,685)
Country Garden Holdings Co. Ltd.	(145,000)	(56,824)
Dongfang Electric Corp., Ltd., Class H	(71,600)	(92,787)
Haitian International Holdings, Ltd.	(6,000)	(12,418)
Huadian Fuxin Energy Corp., Ltd.	(92,000)	(39,731)
Huaneng Renewables Corp., Ltd.	(110,000)	(46,696)
Intime Retail Group Co. Ltd.	(44,000)	(49,274)
PetroChina Co. Ltd., ADR	(29,861)	(2,938,024)
Semiconductor Manufacturing International Corp.	(35,000)	(3,145)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(204,000)	(136,700)
Shui On Land Ltd.	(12,569,500)	(3,435,334)
SOHO China, Ltd.	(760,000)	(478,122)
Sohu.com, Inc.	(7,513)	(361,601)
Sunac China Holdings, Ltd.	(35,000)	(31,292)
Tingyi Cayman Islands Holding Corp.	(10,000)	(19,246)
Uni-President China Holdings, Ltd.	(643,000)	(593,043)
Want Want China Holdings, Ltd.	(530,000)	(549,095)
Yanzhou Coal Mining Co. Ltd., Class H	(144,000)	(82,116)
Zijin Mining Group Co. Ltd., Class H	(86,000)	(22,979)

		(13,394,132)
Greece
Diana Shipping, Inc.	(24,178)	(182,544)
Hong Kong
Beijing Enterprises Holdings Ltd.	(24,500)	(180,281)
Brilliance China Automotive Holdings Ltd.	(330,000)	(437,131)
China Agri-Industries Holdings Ltd.	(42,000)	(18,289)
China Everbright International, Ltd.	(5,000)	(7,682)
	Shares	Value
Reference Entity — Short (continued)
Hong Kong (concluded)
China Gas Holdings, Ltd.	(6,000)	$(10,520)
China Mengniu Dairy Co. Ltd.	(12,000)	(54,255)
China Merchants Holdings International Co. Ltd.	(16,000)	(58,486)
China Oceanwide Holdings, Ltd.	(4,460,000)	(695,097)
China Resources Enterprise, Ltd.	(79,985)	(258,951)
China Resources Gas Group, Ltd.	(34,000)	(103,654)
CITIC, Ltd.	(261,000)	(467,426)
COSCO Pacific, Ltd.	(58,000)	(75,696)
Far East Horizon, Ltd.	(227,000)	(211,567)
Hopewell Highway Infrastructure, Ltd.	(1,335,000)	(636,980)
Kunlun Energy Co. Ltd.	(30,000)	(28,552)
Lee & Man Paper Manufacturing, Ltd.	(27,000)	(16,631)
Poly Property Group Co. Ltd.	(645,000)	(243,576)
Shanghai Industrial Holdings, Ltd.	(113,000)	(332,269)
Towngas China Co. Ltd.	(730,000)	(666,454)

		(4,503,497)
Indonesia
Astra Agro Lestari Tbk PT	(42,800)	(63,479)
Charoen Pokphand Indonesia Tbk PT	(1,838,800)	(344,172)
Tower Bersama Infrastructure Tbk PT	(306,574)	(189,852)

		(597,503)
Malaysia
Berjaya Sports Toto Bhd	(79)	(69)
Gamuda Bhd	(65,400)	(82,423)
UMW Holdings BHD	(32,400)	(84,717)

		(167,209)
Mexico
Alsea SAB de C.V.	(26,100)	(84,913)
America Movil SAB de CV — ADR, Series L	(154,118)	(2,986,807)
Coca-Cola Femsa SAB de C.V., ADR	(1,868)	(141,127)
Fibra Uno Administracion SA de CV	(2,970,747)	(7,135,324)
Fomento Economico Mexicano SAB de C.V.	(112,500)	(1,020,093)
Fomento Economico Mexicano SAB de C.V., ADR	(61,261)	(5,552,697)
Genomma Lab Internacional SAB de C.V.	(1,313,559)	(1,218,787)
Grupo Carso SAB de C.V.	(259,737)	(1,179,194)
Grupo Financiero Inbursa SAB de C.V.	(416,183)	(944,855)
Grupo Lala SAB de C.V.	(111,900)	(258,906)
Grupo Mexico SAB de C.V.	(516,200)	(1,411,561)
Grupo Televisa SAB, ADR	(58,046)	(2,023,484)
Infraestructura Energetica Nova SAB de C.V.	(37,200)	(181,677)
Mexichem SAB de CV	(811,110)	(2,375,564)
Mexico Real Estate Management SA de C.V.	(971,422)	(1,442,136)
Promotora y Operadora de Infraestructura SAB de C.V.	(80,000)	(921,074)

		(28,878,199)
Monaco
GasLog, Ltd.	(37,698)	(585,073)
Peru
Cia de Minas Buenaventura SAA, ADR	(87,335)	(621,825)
Credicorp, Ltd.	(3,474)	(458,221)

		(1,080,046)
Poland
Cyfrowy Polsat SA	(50,751)	(310,656)
Orange Polska SA	(52,367)	(112,847)
Powszechna Kasa Oszczednosci Bank Polski SA	(8,833)	(68,393)
Powszechny Zaklad Ubezpieczen SA	(3,957)	(452,704)

		(944,600)
South Africa
Aspen Pharmacare Holdings, Ltd.	(2,509)	(73,470)
Discovery Holdings Ltd.	(300,669)	(3,221,624)
The Foschini Group Ltd.	(100,126)	(1,137,675)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
South Africa (concluded)
Gold Fields, Ltd., ADR	(133,135)	$(367,453)
Impala Platinum Holdings, Ltd.	(64,561)	(231,719)
Life Healthcare Group Holdings, Ltd.	(263,659)	(777,964)
Massmart Holdings Ltd.	(150,298)	(1,592,172)
Nampak Ltd.	(168,277)	(423,607)
Remgro Ltd.	(242,241)	(5,008,492)
Resilient Property Income Fund, Ltd.	(80,637)	(640,111)
RMB Holdings, Ltd.	(1,491)	(8,046)
Woolworths Holdings, Ltd.	(2,463)	(19,293)

		(13,501,626)
South Korea
Daelim Industrial Co. Ltd.	(5,443)	(346,779)
Doosan Heavy Industries & Construction Co. Ltd.	(1,070)	(18,362)
Gamevil, Inc.	(1,493)	(118,082)
Green Cross Holdings Corp.	(1,634)	(57,401)
Halla Visteon Climate Control Corp.	(18,895)	(586,818)
Hite Jinro Co. Ltd.	(42,024)	(804,840)
Hotel Shilla Co. Ltd.	(23,770)	(2,556,418)
Hyundai Heavy Industries Co. Ltd.	(13,349)	(1,107,254)
Korea Aerospace Industries, Ltd.	(1,661)	(138,912)
KT Corp., ADR	(6,924)	(90,497)
LG International Corp.	(22,158)	(546,824)
S-1 Corp.	(3,400)	(245,252)
Samsung Fine Chemicals Co. Ltd.	(5,085)	(149,562)
Samsung Heavy Industries Co. Ltd.	(40,768)	(481,451)
Samsung Techwin Co. Ltd.	(23,795)	(774,825)
SK Chemicals Co. Ltd.	(2,298)	(139,014)
SK Telecom Co. Ltd. — ADR	(8,296)	(199,021)

		(8,361,312)
Spain
Abertis Infraestructuras SA	(23,492)	(384,680)
Taiwan
Advanced Semiconductor Engineering, Inc., ADR	(72,194)	(404,286)
Career Technology MFG. Co. Ltd.	(241,000)	(190,285)
Chang Hwa Commercial Bank	(94,000)	(52,540)
Cheng Shin Rubber Industry Co. Ltd.	(796,000)	(1,537,493)
China Steel Corp.	(972,000)	(695,492)
Compal Electronics, Inc.	(1,052,000)	(709,140)
CTBC Financial Holding Co. Ltd.	(668,000)	(484,459)
Delta Electronics, Inc.	(225,000)	(1,106,768)
Evergreen Marine Corp. Taiwan Ltd.	(266,640)	(128,023)
Far EasTone Telecommunications Co. Ltd.	(475,000)	(1,111,841)
Formosa Chemicals & Fibre Corp.	(222,000)	(526,028)
Formosa Petrochemical Corp.	(24,000)	(56,611)
Genius Electronic Optical Co. Ltd.	(70,000)	(135,563)
Giant Manufacturing Co. Ltd.	(66,000)	(557,198)
Gigastorage Corp.	(1,620,000)	(1,026,165)
Hotai Motor Co. Ltd.	(299,000)	(3,834,766)
Kuo Toong International Co. Ltd.	(2,000)	(2,321)
MediaTek, Inc.	(4,000)	(42,049)
Phison Electronics Corp.	(48,000)	(345,361)
President Chain Store Corp.	(81,000)	(589,103)
Quanta Computer, Inc.	(1,654,000)	(3,202,262)
Taiwan Mobile Co. Ltd.	(642,000)	(2,123,180)
U-Ming Marine Transport Corp.	(639,000)	(819,522)
Unimicron Technology Corp.	(4,472,000)	(2,111,741)
Vanguard International Semiconductor Corp.	(148,000)	(173,722)
Wistron Corp.	(3,563,000)	(2,331,678)
Yulon Motor Co. Ltd.	(207,000)	(202,014)

		(24,499,611)
Turkey
BIM Birlesik Magazalar	(514)	(8,718)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(3,194,125)	(2,990,051)
	Shares	Value
Reference Entity — Short (concluded)
Turkey (concluded)
Turkcell Iletisim Hizmetleri AS	(146,719)	$(671,496)
Turkcell Iletisim Hizmetleri AS — ADR	(139,982)	(1,606,993)

		(5,277,258)
United States
AES Corp.	(3,956)	(50,637)
Total Reference Entity — Short		(106,062,338)
Net Value of Reference Entity — Goldman Sachs & Co.		$26,018,904

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co.
as of July 31, 2015, expiration dates 8/27/15 — 2/03/17:
Reference Entity — Long
Australia
Amcor Ltd.	5,712	60,019
Cochlear Ltd.	876	58,378
Nufarm, Ltd.	12,980	73,104

		191,501
Austria
Ams AG	7,541	327,003
Vienna Insurance Group AG	1,388	47,871

		374,874
Belgium
Fagron	196	9,204
Canada
Kinross Gold Corp.	4,559	8,366
Denmark
NKT Holding A/S	13,172	738,582
France
BNP Paribas SA	4,917	319,838
Peugeot SA	18,513	370,329
SEB SA	173	17,461

		707,628
Germany
Evonik Industries AG	305	12,223
Symrise AG	1,040	69,147

		81,370
Hong Kong
Dah Sing Banking Group, Ltd.	4,000	8,466
Dah Sing Financial Holdings, Ltd.	8,000	52,225
HKT Trust & HKT Ltd.	4,000	4,871
Hopewell Holdings Ltd.	500	1,722
Hutchison Telecommunications Hong Kong Holdings, Ltd.	120,000	52,616
Jardine Matheson Holdings Ltd.	4,700	255,261
Kerry Properties Ltd.	47,000	175,453
Lifestyle International Holdings, Ltd.	1,000	1,628
New World Development Co. Ltd.	256,000	309,131
NWS Holdings Ltd.	6,000	9,019
Sino Land Co. Ltd.	2,000	3,103
SJM Holdings Ltd.	13,000	15,055
Wharf Holdings Ltd.	2,000	12,680

		901,230
Ireland
Ingersoll-Rand PLC	10,642	653,419
Italy
Moncler SpA	9,019	183,245

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan
Ajinomoto Co., Inc.	33,000	$758,916
DIC Corp.	16,000	37,651
Disco Corp.	8,000	618,153
Fujitsu General Ltd.	23,000	326,362
Furukawa Electric Co. Ltd.	9,000	14,937
Isuzu Motors Ltd.	4,500	62,290
Japan Tobacco, Inc.	1,400	54,343
Mitsubishi Electric Corp.	1,000	10,740
Mitsubishi Gas Chemical Co., Inc.	21,000	116,494
Mitsubishi Materials Corp.	28,000	101,362
Mitsui Chemicals, Inc.	2,000	7,491
Nisshinbo Holdings, Inc.	1,000	11,078
Oki Electric Industry Co. Ltd.	271,000	556,971
OSG Corp.	16,300	347,261
Pigeon Corp.	9,900	301,026
Rohto Pharmaceutical Co. Ltd.	11,700	207,735
Tadano Ltd.	27,000	435,019
Takata Corp.	8,100	81,958
Tokyo Ohka Kogyo Co. Ltd.	1,200	32,846
Tokyo Seimitsu Co. Ltd.	1,000	19,841
Topcon Corp.	6,000	134,572
Yakult Honsha Co. Ltd.	200	13,271
Yamato Kogyo Co. Ltd.	2,200	51,648
Zeon Corp.	4,000	38,754

		4,340,719
Netherlands
AerCap Holdings NV	517	24,216
Koninklijke Boskalis Westminster NV	489	23,891
Koninklijke Philips Electronics NV	4,609	128,436

		176,543
Singapore
ComfortDelGro Corp. Ltd.	122,500	268,824
Flextronics International Ltd.	50,457	555,531
Jardine Cycle & Carriage Ltd.	7,500	161,537
Singapore Airlines Ltd.	5,700	44,591
Singapore Technologies Engineering Ltd.	22,000	52,599
Wilmar International Ltd.	58,500	136,415

		1,219,497
Spain
Banco Bilbao Vizcaya Argentaria SA	1,208	12,249
Gamesa Corp. Tecnologica SA	4,433	70,206
Telefonica SA	5,964	91,480

		173,935
Switzerland
Garmin Ltd.	6,580	275,768
Roche Holding AG	67	19,358

		295,126
United Kingdom
Acacia Mining PLC	9,688	36,285
John Wood Group PLC	13,034	126,903
Premier Oil PLC	40,257	83,923

		247,111
United States
Air Lease Corp.	1,405	49,667
Alere, Inc.	638	31,013
AO Smith Corp.	5,152	370,017
Apple, Inc.	6,630	804,219
Autodesk, Inc.	157	7,941
Barracuda Networks, Inc.	928	25,464
Benchmark Electronics, Inc.	283	6,243
Briggs & Stratton Corp.	1,262	23,322
	Shares	Value
Reference Entity — Long (concluded)
United States (concluded)
Cabot Corp.	11,448	$402,741
Cameron International Corp.	7,481	377,491
The Children’s Place Retail Stores, Inc.	485	28,081
Coca-Cola Enterprises, Inc.	1,249	63,799
CommVault Systems, Inc.	431	16,150
Crown Castle International Corp.	1,518	124,339
Deckers Outdoor Corp.	3,116	227,094
DiamondRock Hospitality Co.	9,829	123,944
DigitalGlobe, Inc.	1,639	34,714
eBay, Inc.	3,341	93,949
Electronic Arts, Inc.	9,544	682,873
Expedia, Inc.	1,870	227,093
Ferro Corp.	839	11,654
Gigamon, Inc.	229	6,155
Harris Corp.	4,543	376,796
Hasbro, Inc.	5,236	412,283
HEICO Corp.	45	2,467
Herman Miller, Inc.	1,718	48,173
Hyster-Yale Materials Handling, Inc.	1,360	92,031
IAC/InterActiveCorp	3,885	300,155
Iconix Brand Group, Inc.	18,249	396,551
ICU Medical, Inc.	3,389	338,629
INC Research Holdings, Inc., Class A	47	2,351
Interface, Inc.	5,062	131,460
International Flavors & Fragrances, Inc.	1,492	172,460
Invesco Ltd.	18,262	704,913
Keysight Technologies, Inc.	9,790	298,987
Kimberly-Clark Corp.	3,278	376,872
Lear Corp.	521	54,220
Liberty TripAdvisor Holdings, Inc., Series A	2,824	82,715
LyondellBasell Industries NV, Class A	797	74,782
Micron Technology, Inc.	16,878	312,412
Microsemi Corp.	1,862	61,334
Moog, Inc., Class A	315	21,061
Motorola Solutions, Inc.	15,891	956,002
National Instruments Corp.	11,303	327,335
NuVasive, Inc.	808	44,448
PayPal Holdings, Inc.	1,780	68,886
PepsiCo, Inc.	1,397	134,601
Pitney Bowes, Inc.	7,464	156,147
Progress Software Corp.	13,041	387,057
Qorvo, Inc.	627	36,335
Rogers Corp.	2,605	145,802
Royal Gold, Inc.	133	6,706
Schlumberger Ltd.	1,302	107,832
SolarWinds, Inc.	1,248	49,783
Tessera Technologies, Inc.	17,166	594,974
USANA Health Sciences, Inc.	20	2,493
VF Corp.	2,203	169,829
Zoetis, Inc.	5,583	273,455

		11,460,300
Total Reference Entity — Long		21,762,650

Reference Entity — Short
Australia
Orica Ltd.	(2,209)	(30,941)
Denmark
H Lundbeck A/S	(13,138)	(310,750)
France
Edenred	(4,851)	(120,912)
Kering	(1,085)	(208,945)
Schneider Electric SA	(907)	(63,270)

		(393,127)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Germany
Bayer AG	(417)	$(61,581)
ElringKlinger AG	(650)	(15,655)
Puma SE	(1,506)	(285,640)

		(362,876)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(117,400)	(114,531)
Esprit Holdings Ltd.	(28,800)	(27,600)
Melco International Development, Ltd.	(123,000)	(210,678)

		(352,809)
Ireland
Accenture PLC, Class A	(5,630)	(580,509)
Italy
Enel Green Power SpA	(5,606)	(11,645)
Japan
AEON Financial Service Co. Ltd.	(100)	(2,604)
Asahi Glass Co. Ltd.	(39,000)	(228,492)
Brother Industries, Ltd.	(6,800)	(93,936)
GS Yuasa Corp.	(1,000)	(3,990)
Hitachi Kokusai Electric, Inc.	(1,000)	(13,483)
Koito Manufacturing Co. Ltd.	(700)	(27,500)
Makita Corp.	(8,000)	(441,657)
Nachi-Fujikoshi Corp.	(1,000)	(4,994)
Nippon Electric Glass Co. Ltd.	(24,000)	(116,455)
Nippon Paint Co. Ltd.	(1,200)	(34,395)
Sumco Corp.	(500)	(4,992)
Suzuki Motor Corp.	(10,800)	(375,970)
Toray Industries, Inc.	(50,000)	(397,868)
TOTO, Ltd.	(24,000)	(390,652)
Toyo Seikan Group Holdings Ltd.	(9,900)	(154,262)
Toyo Tire & Rubber Co. Ltd.	(9,700)	(212,590)
Toyoda Gosei Co. Ltd.	(100)	(2,210)
Toyota Tsusho Corp.	(3,200)	(81,115)

		(2,587,165)
Netherlands
SBM Offshore NV	(24,223)	(294,710)
Norway
Opera Software ASA	(55,266)	(441,291)
Singapore
SMRT Corp., Ltd.	(30,200)	(30,458)
UOL Group, Ltd.	(3,300)	(16,122)

		(46,580)
Sweden
Autoliv, Inc.	(13,365)	(1,405,998)
Switzerland
Barry Callebaut AG	(74)	(82,727)
United Kingdom
British American Tobacco PLC	(5,825)	(345,866)
Cable & Wireless Communications PLC	(17,682)	(17,667)

		(363,533)
United States
A Schulman, Inc.	(1,096)	(40,804)
Aflac, Inc.	(1,513)	(96,908)
AGCO Corp.	(991)	(54,515)
Akamai Technologies, Inc.	(810)	(62,135)
AMETEK, Inc.	(2,216)	(117,559)
Amphenol Corp., Class A	(1,622)	(91,497)
Analog Devices, Inc.	(5,790)	(337,731)
Atwood Oceanics, Inc.	(3,525)	(73,320)
Avon Products, Inc.	(21,867)	(123,986)
Ball Corp.	(5,864)	(397,814)
	Shares	Value
Reference Entity — Short (concluded)
United States (concluded)
Belden, Inc.	(6,082)	$(360,237)
BorgWarner, Inc.	(5,231)	(260,033)
Brady Corp., Class A	(5,764)	(135,569)
The Brink’s Co.	(14,731)	(460,049)
Brown-Forman Corp., Class B	(459)	(49,760)
Colfax Corp.	(8,827)	(336,662)
Colgate-Palmolive Co.	(62)	(4,217)
Cray, Inc.	(3,743)	(97,093)
Cree, Inc.	(35,711)	(880,276)
Cypress Semiconductor Corp.	(2,324)	(26,679)
Deere & Co.	(288)	(27,236)
Diebold, Inc.	(488)	(16,616)
EnerSys	(6,458)	(403,302)
Entegris, Inc.	(3,107)	(46,030)
Facebook, Inc.	(764)	(71,824)
FleetCor Technologies, Inc.	(1,711)	(264,897)
FMC Corp.	(3,875)	(188,092)
Genesee & Wyoming, Inc., Class A	(266)	(18,944)
Gentherm, Inc.	(566)	(28,487)
Guess?, Inc.	(14,694)	(321,652)
HeartWare International, Inc.	(3,053)	(276,938)
KBR, Inc.	(5,363)	(93,692)
M/A-COM Technology Solutions Holdings, Inc.	(3,548)	(119,603)
Marketo, Inc.	(2,685)	(81,651)
McDonald’s Corp.	(5,555)	(554,722)
Microchip Technology, Inc.	(2,205)	(94,462)
Netflix, Inc.	(3,162)	(361,448)
Omnicom Group, Inc.	(1,519)	(111,008)
Palo Alto Networks, Inc.	(307)	(57,050)
Plantronics, Inc.	(399)	(23,174)
Praxair, Inc.	(3,403)	(388,418)
PriceSmart, Inc.	(981)	(95,069)
Proto Labs, Inc.	(53)	(3,995)
Qualys, Inc.	(610)	(22,545)
Rambus, Inc.	(8,118)	(106,265)
RetailMeNot, Inc.	(2,405)	(36,436)
Rowan Cos. PLC	(126)	(2,171)
SPX Corp.	(1,258)	(82,286)
Standard Pacific Corp.	(21,272)	(191,235)
Synaptics, Inc.	(5,415)	(429,843)
SYNNEX Corp.	(9,539)	(721,434)
TAL International Group, Inc.	(25,667)	(508,207)
Tempur Sealy International, Inc.	(1,278)	(96,553)
Teradyne, Inc.	(399)	(7,685)
Tupperware Brands Corp.	(1,472)	(86,068)
Twitter, Inc.	(156)	(4,837)
Universal Corp.	(7,594)	(433,238)
Universal Display Corp.	(2,980)	(142,176)
UTi Worldwide, Inc.	(22,587)	(189,731)
WABCO Holdings, Inc.	(3,380)	(417,329)
Zebra Technologies Corp., Class A	(2,041)	(219,673)

		(11,352,866)
Total Reference Entity — Short		(18,617,527)
Net Value of Reference Entity — Goldman Sachs & Co.		$3,145,123

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley &
Co., Inc. as of July 31, 2015, expiration dates 5/16/16 — 1/12/18:
	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	140,200	$796,826
AMBEV SA, ADR	124,664	708,091
Banco Bradesco SA, Preference Shares	22,100	176,080
Banco do Brasil SA	46,300	298,169
Braskem SA — ADR	137,874	999,586
Braskem SA, Preference A Shares	190,100	696,229
BRF SA	17,400	365,233
BRF SA — ADR	47,153	985,969
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	24,094	523,804
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	12,100	265,045
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	180,900	1,010,709
Cia Paranaense de Energia, Preference ‘B’ Shares	2,700	27,820
Cosan SA Industria e Comercio	13,100	79,581
EDP — Energias do Brasil SA	94,500	360,176
Even Construtora e Incorporadora SA	47,000	40,082
Fibria Celulose SA	14,300	190,196
Gerdau SA — ADR	347,032	600,365
Gerdau SA, Preference Shares	95,500	164,561
Itau Unibanco Holding SA, Preference Shares	53,050	466,054
JBS SA	871,800	3,923,667
Lojas Renner SA	1,100	34,983
Multiplus SA	5,400	65,056
Raia Drogasil SA	45,400	576,923
Suzano Papel e Celulose SA, Preference ‘A’ Shares	29,800	146,130
Transmissora Alianca de Energia Eletrica SA	95,600	584,944
Via Varejo SA	13,900	35,116

		14,121,395
China
Agile Property Holdings Ltd.	184,000	106,003
Agricultural Bank of China Ltd., Class H	199,000	89,770
Air China Ltd., Class H	232,000	232,718
Alibaba Group Holding Ltd. — SP ADR	2,422	189,740
Anhui Conch Cement Co. Ltd., Class H	156,500	486,094
Anhui Expressway Co. Ltd., Class H	326,000	282,675
Anta Sports Products Ltd.	517,000	1,325,229
Bank of China Ltd., Class H	469,000	256,279
Beijing Capital International Airport Co. Ltd., Class H	1,396,000	1,437,152
China Biologic Products, Inc.	4,798	587,083
China Communications Construction Co. Ltd., Class H	271,000	347,846
China Communications Services Corp. Ltd., Class H	1,110,000	502,566
China Construction Bank Corp., Class H	852,000	695,033
China Everbright Bank Co. Ltd., Class H	96,000	53,460
China Galaxy Securities Co. Ltd., Class H	164,500	148,254
China International Marine Containers Group Co. Ltd., Class H	15,300	32,457
China Lesso Group Holdings, Ltd.	277,000	217,077
China Machinery Engineering Corp.	385,000	292,127
China Medical System Holdings Ltd.	68,000	90,347
China National Building Material Co. Ltd., Class H	104,000	78,693
China Pacific Insurance Group Co. Ltd., Class H	48,200	202,054
China Railway Construction Corp. Ltd., Class H	67,000	86,876
China Railway Group Ltd., Class H	157,000	133,908
China Telecom Corp. Ltd., Class H	534,000	298,632
China Unicom Hong Kong Ltd.	152,000	213,331
	Shares	Value
Reference Entity — Long (continued)
China (concluded)
China Vanke Co. Ltd., Class H	56,400	$133,982
CNOOC Ltd.	369,000	452,814
CSR Corp. Ltd., Class H	49,000	61,732
Datang International Power Generation Co. Ltd., Class H	1,092,000	471,776
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	76,759
Hollysys Automation Technologies, Ltd.	4,694	99,888
Huaneng Power International, Inc., Class H	116,000	140,569
Longfor Properties Co. Ltd.	227,000	324,137
New China Life Insurance Co. Ltd., Class H	8,800	37,822
People’s Insurance Co. Group of China Ltd., Class H	324,000	167,965
Ping An Insurance Group Co. of China Ltd., Class H	63,000	362,537
Shanghai Electric Group Co. Ltd., Class H	86,000	53,093
Sihuan Pharmaceutical Holdings Group Ltd.	3,192,000	617,623
Sino-Ocean Land Holdings Ltd.	1,139,500	781,039
Sinopharm Group Co. Ltd., Class H	54,800	210,395
Sinotrans Ltd., Class H	256,000	157,464
TCL Communication Technology Holdings, Ltd.	163,000	126,653
Tencent Holdings Ltd.	79,300	1,477,409
Zhejiang Expressway Co. Ltd., Class H	2,786,000	3,206,247

		17,345,308
Colombia
Cemex Latam Holdings SA	22,821	100,159
Hong Kong
Belle International Holdings Ltd.	662,000	688,261
China Mobile Ltd.	1,500	19,636
China Overseas Land & Investment Ltd.	530,000	1,669,053
China Resources Cement Holdings Ltd.	1,250,000	650,773
China Taiping Insurance Holdings Co. Ltd.	84,200	251,131
China Travel International Inv HK	1,970,000	760,330
China Unicom Hong Kong, Ltd., ADR	43,580	614,042
ENN Energy Holdings Ltd.	10,000	66,363
Franshion Properties China Ltd.	736,000	238,091
Guangdong Investment Ltd.	486,000	659,046
KWG Property Holding Ltd.	1,031,000	772,877
Skyworth Digital Holdings Ltd.	76,000	58,046
Yuexiu Property Co. Ltd.	560	110

		6,447,759
Hungary
MOL Hungarian Oil & Gas PLC	13,367	704,141
OTP Bank PLC	36,248	742,845

		1,446,986
Indonesia
Adaro Energy Tbk PT	17,687,900	771,087
Matahari Putra Prima Tbk PT	1,841,600	394,598
Pembangunan Perumahan Persero Tbk PT	444,500	128,089
Summarecon Agung Tbk PT	1,775,000	228,046
Telekomunikasi Indonesia Persero Tbk PT, ADR	8,123	349,370
United Tractors Tbk PT	1,449,100	2,161,579

		4,032,769
Malaysia
KNM Group Bhd	145,700	22,017
MISC Bhd	144,300	294,206
Tenaga Nasional Bhd	44,400	141,541
Westports Holdings Bhd	418,200	438,484
YTL Power International Bhd	28,800	11,823

		908,071

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Mexico
Alfa SAB de CV, Series A	28,100	$55,843
El Puerto de Liverpool SAB de CV, Series C1	28,500	333,598
Gruma SAB de CV	394,897	5,174,039
Grupo Aeroportuario del Pacifico SAB de CV, ADR	16,543	1,304,912
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,988	118,313
Grupo Bimbo SAB de CV, Series A	128,000	343,425
Grupo Elektra SAB de C.V.	3,690	80,469
OHL Mexico SAB de CV	104,557	170,860
Wal-Mart de Mexico SAB de CV	1,411,200	3,428,045

		11,009,504
Netherlands
Yandex NV	28,197	392,220
Philippines
Globe Telecom, Inc.	8,120	458,086
Poland
Enea SA	69,678	272,276
Polski Koncern Naftowy Orlen SA	220,235	4,445,453
Polskie Gornictwo Naftowe i Gazownictwo SA	47,279	78,791
Tauron Polska Energia SA	1,652,237	1,660,222

		6,456,742
Qatar
Qatar National Bank	15,023	751,811
Russia
Alrosa AO	79,100	90,796
Gazprom OAO — ADR	52,947	243,409
Lukoil OAO — ADR	11,155	459,347
Mobile TeleSystems OJSC	45,880	166,921
Moscow Exchange MICEX-RTS OAO	221,440	253,230
Rosneft Oil Co. OJSC	35,970	138,013
Surgutneftegas OAO	435,300	241,328
Surgutneftegas OAO — ADR	18,642	104,729
Tatneft OAO	21,470	104,005
Tatneft OAO, ADR	2,345	68,662

		1,870,440
South Africa
Bidvest Group Ltd.	36,266	880,630
Capitec Bank Holdings, Ltd.	31,282	1,151,699
Clicks Group, Ltd.	62,048	472,212
FirstRand Ltd.	351,915	1,520,290
Hyprop Investments, Ltd.	128,701	1,318,727
Kumba Iron Ore Ltd.	9,371	80,169
Liberty Holdings Ltd.	5,472	61,510
Mediclinic International Ltd.	18,326	163,052
MMI Holdings Ltd.	163,409	380,419
Mondi, Ltd.	10,861	259,893
MTN Group Ltd.	7,633	127,080
Sappi Ltd.	100,103	328,711
Sasol Ltd.	7,892	272,439
Sasol, Ltd., ADR	13,309	458,894
Sibanye Gold, Ltd.	290,224	378,226
Standard Bank Group Ltd.	14,759	177,243

		8,031,194
South Korea
Amorepacific Corp.	4,494	1,528,200
Asiana Airlines, Inc.	30,896	157,101
BGF retail Co. Ltd.	1,969	335,644
Coway Co. Ltd.	5,558	463,991
Crown Confectionery Co. Ltd.	284	195,134
Daesang Corp.	3,544	107,757
DGB Financial Group, Inc.	5,825	55,891
	Shares	Value
Reference Entity — Long (continued)
South Korea (concluded)
Hyosung Corp.	8,418	$1,027,077
Hyundai Engineering & Construction Co. Ltd.	4,886	143,718
Hyundai Mobis	19,477	3,553,315
Hyundai Steel Co.	15,431	770,323
Hyundai Wia Corp.	3,651	334,713
Industrial Bank of Korea	23,466	277,706
Kangwon Land, Inc.	21,446	783,337
Korea Electric Power Corp.	3,733	161,411
Korea Gas Corp.	8,575	309,765
Korea Investment Holdings Co. Ltd.	1,663	88,718
Korea Petrochemical Ind Co. Ltd.	3,124	482,862
LG Chem Ltd.	5,000	1,069,019
LG Display Co. Ltd.	13,027	246,234
LG Display Co. Ltd., ADR	157,504	1,507,313
LG Household & Health Care Ltd.	553	405,009
LG Innotek Co. Ltd.	4,869	341,106
LOTTE Himart Co. Ltd.	5,590	306,259
LS Corp.	10,289	345,496
Medy-Tox, Inc.	878	398,562
NCSoft Corp.	1,604	300,799
Neowiz Games Corp.	2,764	50,969
Orion Corp.	333	329,174
Samsung Electronics Co. Ltd.	1,109	1,125,143
Shinhan Financial Group Co. Ltd.	1,208	43,231
Silicon Works Co. Ltd.	8,665	251,916
SK Hynix, Inc.	20,366	643,166
SK Innovation Co. Ltd.	4,263	364,034
SKC Co. Ltd.	7,627	232,701
Sungwoo Hitech Co. Ltd.	34,182	263,492
Yuhan Corp.	973	224,605

		19,224,891
Taiwan
AU Optronics Corp.	3,349,000	1,076,088
AU Optronics Corp., ADR	153,949	512,650
Catcher Technology Co. Ltd.	204,000	2,248,947
Cheng Uei Precision Industry Co. Ltd.	31,000	43,364
China Airlines Ltd.	92,000	40,888
Compeq Manufacturing Co. Ltd.	126,000	83,069
CTCI Corp.	124,000	188,226
Elite Advanced Laser Corp.	52,800	190,686
Eva Airways Corp.	52,000	37,545
Everlight Electronics Co. Ltd.	304,000	401,749
Feng TAY Enterprise Co. Ltd.	208,000	1,163,878
Foxconn Technology Co. Ltd.	148,000	449,520
Fubon Financial Holding Co. Ltd.	302,000	550,975
Hon Hai Precision Industry Co. Ltd.	216,000	621,180
Hon Hai Precision Industry Co. Ltd., GDR	1,794	11,069
Innolux Corp.	7,508,000	2,610,201
King Yuan Electronics Co. Ltd.	1,172,000	790,527
PChome Online, Inc.	39,000	541,898
Pegatron Corp.	24,000	67,457
Pou Chen Corp.	756,000	1,073,838
Shin Kong Financial Holding Co. Ltd.	1,913,000	560,114
Sitronix Technology Corp.	46,000	112,935
Taiwan Fertilizer Co. Ltd.	87,000	127,518
Taiwan Paiho Ltd.	467,000	975,764
Taiwan Semiconductor Manufacturing Co. Ltd.	416,000	1,817,924
United Microelectronics Corp.	1,015,000	362,800
Yuanta Financial Holding Co. Ltd.	775	368
Zhen Ding Technology Holding Ltd.	157,000	487,038

		17,148,216
Thailand
Airports of Thailand PCL	129,300	1,078,570
AP Thailand PCL	1,922,100	321,759

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (concluded)
Thailand (concluded)
Bangkok Dusit Medical Services PCL	144,300	$82,293
Bumrungrad Hospital PCL	164,700	953,293
Central Pattana PCL	511,000	685,055
Delta Electronics Thailand PCL	969,300	2,213,893
Glow Energy PCL, Foreign Registered Shares	65,000	164,598
Indorama Ventures PCL	175,600	132,030
Pruksa Real Estate PCL	135,200	92,448
PTT Exploration & Production PCL, Foreign Registered Shares	265,500	704,334
PTT Global Chemical PCL, Foreign Registered Shares	1,563,700	2,681,690
PTT PCL	50,600	468,027
Siam Cement PCL, Foreign Registered Shares	9,500	142,893
Thai Union Frozen Products PCL	356,300	191,064
Thanachart Capital PCL	40,500	35,909

		9,947,856
Turkey
Akbank TAS	91,721	244,867
Enka Insaat ve Sanayi AS	483,071	874,116
Eregli Demir ve Celik Fabrikalari TAS	543,245	813,546
Ford Otomotiv Sanayi	15,653	185,821
Haci Omer Sabanci Holding AS	366,666	1,252,547
KOC Holding AS	87,812	389,463
Koza Altin Isletmeleri AS	101,986	858,127
TAV Havalimanlari Holding AS	173,356	1,317,001
Tupras Turkiye Petrol Rafinerileri AS	7,658	198,974
Turk Hava Yollari	584,987	1,906,258
Turkiye Is Bankasi, Class C	94,559	183,878
Vestel Elektronik Sanayi ve Ticaret	113,708	187,510

		8,412,108
United States
Genpact Ltd.	75,072	1,667,349
Total Reference Entity — Long		129,772,864

Reference Entity — Short
Australia
BHP Billiton PLC	(2,432)	(44,410)
Brazil
Cielo SA	(228,108)	(2,913,349)
CPFL Energia SA	(18,500)	(104,172)
Duratex SA	(18,480)	(37,565)
EcoRodovias Infraestrutura e Logistica SA	(25,000)	(50,672)
Embraer SA — ADR	(23,021)	(641,135)
Equatorial Energia SA	(299,239)	(3,058,855)
Klabin SA	(844,655)	(5,237,234)
Kroton Educacional SA	(929,100)	(2,604,991)
Localiza Rent a Car SA	(4,900)	(40,214)
Petroleo Brasileiro SA, ADR	(10,567)	(64,987)
Qualicorp SA	(115,000)	(683,494)
Tim Participacoes SA, ADR	(96,502)	(1,313,392)

		(16,750,060)
China
AAC Technologies Holdings, Inc.	(10,000)	(56,692)
BBMG Corp.	(46,000)	(35,288)
CGN Power Co. Ltd.	(208,000)	(91,421)
China Eastern Airlines Corp., Ltd., Class H	(56,000)	(44,870)
China Longyuan Power Group Corp., Class H	(3,000)	(3,433)
China Minsheng Banking Corp., Ltd.	(7,000)	(7,870)
China Modern Dairy Holdings, Ltd.	(898,000)	(289,885)
China Oilfield Services, Ltd.	(28,000)	(34,278)
China Petroleum & Chemical Corp.	(208,000)	(156,769)
	Shares	Value
Reference Entity — Short (continued)
China (concluded)
China Petroleum & Chemical Corp., ADR	(9,554)	$(718,556)
China Shanshui Cement Group, Ltd.	(1,350,000)	(1,095,352)
China Shenhua Energy Co. Ltd.	(31,000)	(58,884)
China Shipping Container Lines Co. Ltd., Class H	(1,511,000)	(473,369)
Country Garden Holdings Co. Ltd.	(876,000)	(343,292)
GOME Electrical Appliances Holding, Ltd.	(855,000)	(148,193)
Guangshen Railway Co. Ltd.	(122,000)	(58,439)
Haitian International Holdings, Ltd.	(69,000)	(142,811)
Hengan International Group Co. Ltd.	(11,500)	(128,539)
Huadian Fuxin Energy Corp., Ltd.	(106,000)	(45,777)
Huaneng Renewables Corp., Ltd.	(760,000)	(322,629)
Li Ning Co. Ltd.	(987,000)	(487,176)
PetroChina Co. Ltd.	(146,000)	(143,830)
Semiconductor Manufacturing International Corp.	(6,726,000)	(604,375)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(216,000)	(144,741)
Sichuan Expressway Co. Ltd.	(100,000)	(37,933)
SINA Corp.	(10,527)	(427,501)
Sinopec Engineering Group Co. Ltd.	(95,000)	(77,756)
SOHO China, Ltd.	(3,500)	(2,202)
Sohu.com, Inc.	(2,588)	(124,560)
Sunac China Holdings, Ltd.	(158,000)	(141,263)
Tingyi Cayman Islands Holding Corp.	(1,032,000)	(1,986,177)
Tsingtao Brewery Co. Ltd., Class H	(8,000)	(42,636)
Uni-President China Holdings, Ltd.	(1,191,000)	(1,098,468)
Want Want China Holdings, Ltd.	(529,000)	(548,059)
Yanzhou Coal Mining Co. Ltd., ADR	(58,459)	(332,632)
Yanzhou Coal Mining Co. Ltd., Class H	(436,000)	(248,628)
Zijin Mining Group Co. Ltd., Class H	(640,000)	(171,006)
ZTE Corp.	(17,400)	(38,688)

		(10,913,978)
Hong Kong
Beijing Enterprises Holdings Ltd.	(200,500)	(1,475,364)
Beijing Enterprises Water Group Ltd.	(4,000)	(2,986)
Brilliance China Automotive Holdings Ltd.	(406,000)	(537,803)
China Agri-Industries Holdings Ltd.	(2,219,000)	(966,274)
China Everbright International, Ltd.	(12,000)	(18,436)
China Gas Holdings, Ltd.	(440,000)	(771,444)
China Mengniu Dairy Co. Ltd.	(19,000)	(85,904)
China Merchants Holdings International Co. Ltd.	(64,000)	(233,945)
China Resources Enterprise, Ltd.	(8,044)	(26,042)
China Resources Gas Group, Ltd.	(14,000)	(42,681)
China Resources Power Holdings Co. Ltd.	(50,000)	(128,428)
China Singyes Solar Technologies Holdings, Ltd.	(28,000)	(28,059)
CITIC, Ltd.	(10,000)	(17,909)
COSCO Pacific, Ltd.	(56,000)	(73,086)
Far East Horizon, Ltd.	(259,000)	(241,392)
Geely Automobile Holdings, Ltd.	(90,000)	(37,788)
Kunlun Energy Co. Ltd.	(1,846,000)	(1,756,889)
Lee & Man Paper Manufacturing, Ltd.	(569,000)	(350,480)
Poly Property Group Co. Ltd.	(716,000)	(270,389)
Shanghai Industrial Holdings, Ltd.	(38,000)	(111,736)
Towngas China Co. Ltd.	(930,000)	(849,045)
WH Group, Ltd.	(280,000)	(179,347)

		(8,205,427)
Malaysia
UMW Holdings BHD	(16,300)	(42,620)
Malta
Brait SE	(564,706)	(6,831,692)
Mexico
Alsea SAB de C.V.	(171,801)	(558,933)
Fibra Uno Administracion SA de C.V.	(8,573)	(20,591)
Genomma Lab Internacional SAB de C.V.	(1,374,540)	(1,275,368)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Mexico (concluded)
Grupo Carso SAB de C.V.	(26,579)	$(120,667)
Grupo Financiero Banorte SAB de C.V.	(40,200)	(211,572)
Grupo Financiero Inbursa SAB de C.V.	(153,300)	(348,035)
Grupo Mexico SAB de C.V.	(15,000)	(41,018)
Grupo Televisa SAB, ADR	(36,695)	(1,279,188)
Infraestructura Energetica Nova SAB de C.V.	(8,863)	(43,285)
Mexichem SAB de CV	(177,772)	(520,656)
Minera Frisco SAB de CV, Series A-1	(18,659)	(11,013)

		(4,430,326)
Panama
Copa Holdings SA, Class A	(7,032)	(531,127)
Peru
Cia de Minas Buenaventura SAA, ADR	(37,035)	(263,689)
Credicorp, Ltd.	(3,322)	(438,172)

		(701,861)
Poland
Bank Pekao SA	(1,532)	(64,637)
Orange Polska SA	(603,390)	(1,300,266)
Powszechny Zaklad Ubezpieczen SA	(2,484)	(284,184)

		(1,649,087)
Russia
Polymetal International PLC	(5,407)	(38,196)
Uralkali OJSC — GDR	(9,331)	(123,195)

		(161,391)
South Africa
African Rainbow Minerals, Ltd.	(15,785)	(86,984)
Aspen Pharmacare Holdings, Ltd.	(98,080)	(2,872,050)
Coronation Fund Managers, Ltd.	(25,966)	(158,829)
The Foschini Group Ltd.	(109,395)	(1,242,994)
Gold Fields, Ltd.	(17,745)	(48,476)
Gold Fields, Ltd., ADR	(305,062)	(841,971)
Impala Platinum Holdings, Ltd.	(38,738)	(139,037)
Imperial Holdings, Ltd.	(19,939)	(267,612)
Life Healthcare Group Holdings, Ltd.	(72,645)	(214,350)
Nampak Ltd.	(95,629)	(240,729)
Resilient Property Income Fund, Ltd.	(15,920)	(126,376)
RMB Holdings, Ltd.	(1,877)	(10,129)
Steinhoff International Holdings, Ltd.	(133,786)	(808,876)
Tiger Brands, Ltd.	(1,978)	(44,462)
Woolworths Holdings, Ltd.	(9,257)	(72,509)

		(7,175,384)
South Korea
Daelim Industrial Co. Ltd.	(5,217)	(332,381)
Daewoo International Corp.	(3,219)	(56,952)
Doosan Corp.	(11,745)	(1,029,108)
GS Holdings	(11,634)	(453,177)
Halla Visteon Climate Control Corp.	(16,897)	(524,766)
Hanjin Transportation Co. Ltd.	(6,107)	(250,163)
Hankook Tire Co. Ltd.	(25,714)	(892,783)
Hanwha Chemical Corp.	(17,728)	(313,495)
Hanwha Life Insurance Co. Ltd.	(8,549)	(60,886)
Hite Jinro Co. Ltd.	(5,138)	(98,403)
Hyundai Department Store Co. Ltd.	(302)	(38,141)
Hyundai Heavy Industries Co. Ltd.	(5,127)	(425,267)
KCC Corp.	(999)	(417,618)
Korea Aerospace Industries, Ltd.	(6,342)	(530,390)
KT Corp., ADR	(19,202)	(250,970)
LG Corp.	(28,082)	(1,394,070)
LG Electronics, Inc.	(1,911)	(66,260)
LG International Corp.	(3,852)	(95,061)
Lotte Chilsung Beverage Co. Ltd.	(28)	(54,120)
	Shares	Value
Reference Entity — Short (concluded)
South Korea (concluded)
Lotte Confectionery Co. Ltd.	(163)	$(272,527)
NAVER Corp.	(2,855)	(1,276,989)
NongShim Co. Ltd.	(671)	(178,327)
S-1 Corp.	(7,129)	(514,235)
Samsung Electro-Mechanics Co. Ltd.	(7,660)	(355,245)
Samsung Heavy Industries Co. Ltd.	(209,353)	(2,472,360)
Samsung SDI Co. Ltd.	(769)	(56,467)
Samsung Techwin Co. Ltd.	(4,551)	(148,192)

		(12,558,353)
Taiwan
Advanced Semiconductor Engineering, Inc.	(118,000)	(136,989)
Asustek Computer, Inc.	(7,000)	(63,262)
Chang Hwa Commercial Bank	(4,630,360)	(2,588,055)
Cheng Shin Rubber Industry Co. Ltd.	(190,000)	(366,989)
Chicony Electronics Co. Ltd.	(54,000)	(140,170)
China Development Financial Holding Corp.	(1,401,000)	(461,341)
China Steel Corp.	(2,360,000)	(1,688,644)
Compal Electronics, Inc.	(285,000)	(192,115)
CTBC Financial Holding Co. Ltd.	(17,000)	(12,329)
Delta Electronics, Inc.	(431,000)	(2,120,076)
Far EasTone Telecommunications Co. Ltd.	(73,000)	(170,872)
Formosa Chemicals & Fibre Corp.	(34,000)	(80,563)
Formosa Petrochemical Corp.	(63,000)	(148,605)
Giant Manufacturing Co. Ltd.	(31,000)	(261,714)
MediaTek, Inc.	(149,000)	(1,566,312)
President Chain Store Corp.	(378,000)	(2,749,145)
Quanta Computer, Inc.	(1,541,000)	(2,983,486)
Radiant Opto-Electronics Corp.	(14,000)	(41,710)
Taiwan Mobile Co. Ltd.	(565,000)	(1,868,531)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	(61,744)	(1,365,160)
U-Ming Marine Transport Corp.	(37,000)	(47,453)
Unimicron Technology Corp.	(248,000)	(117,109)
Vanguard International Semiconductor Corp.	(225,000)	(264,104)
Wistron Corp.	(1,909,000)	(1,249,277)
Yulon Motor Co. Ltd.	(144,000)	(140,532)

		(20,824,543)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(48,347)	(379,195)
BIM Birlesik Magazalar	(159,784)	(2,710,060)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(2,553,746)	(2,390,586)
Turkcell Iletisim Hizmetleri AS	(871,636)	(3,989,258)
Turkcell Iletisim Hizmetleri AS — ADR	(90,745)	(1,041,753)

		(10,510,852)
United Kingdom
Capital & Counties Properties PLC	(103,673)	(744,382)
United States
AES Corp.	(11,115)	(142,272)
Total Reference Entity — Short		(102,217,765)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$27,555,099

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley &
Co., Inc. as of July 31, 2015, expiration date 2/25/16:
	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	5,269	$55,364
Cochlear Ltd.	1,972	131,417
Nufarm, Ltd.	2,001	11,270

		198,051
Austria
ams AG	8,025	347,991
Erste Group Bank AG	586	17,633
Vienna Insurance Group AG	1,559	53,769

		419,393
Belgium
Fagron	402	18,878
Canada
Kinross Gold Corp.	3,044	5,586
Methanex Corp.	643	28,978

		34,564
Denmark
NKT Holding A/S	10,160	569,693
Finland
Kone OYJ, Class B	3,730	156,535
France
BNP Paribas SA	3,568	232,089
Ipsen SA	591	38,081
Peugeot SA	60,232	1,204,865

		1,475,035
Germany
Deutsche Lufthansa AG, Registered Shares	855	11,615
Duerr AG	1,581	130,138
Evonik Industries AG	4,125	165,311

		307,064
Hong Kong
Cafe de Coral Holdings, Ltd.	2,000	7,017
Dah Sing Banking Group, Ltd.	9,200	19,472
Dah Sing Financial Holdings, Ltd.	800	5,222
Hutchison Telecommunications Hong Kong Holdings, Ltd.	128,000	56,124
Jardine Matheson Holdings Ltd.	3,000	162,933
Kerry Properties Ltd.	44,500	166,121
New World Development Co. Ltd.	255,000	307,923
NWS Holdings Ltd.	2,000	3,006
Shangri-La Asia Ltd.	2,000	2,578
SJM Holdings Ltd.	27,000	31,269
Texwinca Holdings, Ltd.	6,000	7,260

		768,925
Ireland
Ingersoll-Rand PLC	5,548	340,647
Italy
Moncler SpA	20,295	412,346
Recordati SpA	12,199	303,827

		716,173
Japan
Ajinomoto Co., Inc.	25,000	574,936
DIC Corp.	1,000	2,353
Disco Corp.	5,000	386,346
Fujitsu General Ltd.	35,000	496,638
Furukawa Electric Co. Ltd.	22,000	36,512
	Shares	Value
Reference Entity — Long (continued)
Japan (concluded)
Hitachi Metals Ltd.	10,400	$154,618
Isuzu Motors Ltd.	900	12,458
Japan Display, Inc.	2,100	6,510
Japan Tobacco, Inc.	5,300	205,728
Lintec Corp.	100	2,158
Mitsubishi Gas Chemical Co., Inc.	34,000	188,609
Mitsubishi Materials Corp.	23,000	83,262
Mitsui Chemicals, Inc.	1,000	3,746
Oki Electric Industry Co. Ltd.	294,000	604,241
OSG Corp.	19,600	417,565
Pigeon Corp.	5,500	167,237
Rohto Pharmaceutical Co. Ltd.	6,400	113,633
Tadano Ltd.	53,000	853,925
Takata Corp.	13,700	138,620
Tokyo Ohka Kogyo Co. Ltd.	400	10,949
Tokyo Seimitsu Co. Ltd.	300	5,952
Topcon Corp.	9,500	213,073
Tsubakimoto Chain Co.	3,000	25,583
Yakult Honsha Co. Ltd.	1,100	72,992
Yamato Kogyo Co. Ltd.	2,700	63,387
Zeon Corp.	8,000	77,508

		4,918,539
Netherlands
Koninklijke Boskalis Westminster NV	1,270	62,049
Koninklijke Philips Electronics NV	3,398	94,689

		156,738
Singapore
ComfortDelGro Corp. Ltd.	73,700	161,734
Flextronics International Ltd.	36,433	401,127
Hutchison Port Holdings Trust	8,900	5,342
Singapore Airlines Ltd.	15,200	118,908
Singapore Technologies Engineering Ltd.	5,900	14,106
Wilmar International Ltd.	32,100	74,853

		776,070
Spain
Abengoa SA, B Shares	1,040	2,332
Gamesa Corp. Tecnologica SA	45,047	713,411
Telefonica SA	1,572	24,113

		739,856
Sweden
Securitas AB, Class B	943	13,537
Switzerland
Garmin Ltd.	2,215	92,831
Zurich Insurance Group AG	1,144	348,359

		441,190
United Kingdom
Acacia Mining PLC	2,191	8,206
John Wood Group PLC	10,310	100,381
Ophir Energy PLC	2,906	5,257
Premier Oil PLC	38,047	79,316

		193,160
United States
Air Lease Corp.	314	11,100
Alere, Inc.	41	1,993
Align Technology, Inc.	3,138	196,753
American Axle & Manufacturing Holdings, Inc.	7,324	146,334
Amkor Technology, Inc.	5,354	23,611
Apple, Inc.	7,918	960,453
Barracuda Networks, Inc.	3,296	90,442
Benchmark Electronics, Inc.	681	15,023
Briggs & Stratton Corp.	2,740	50,635

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (concluded)
United States (concluded)
Cabot Corp.	10,540	$370,797
Cameron International Corp.	18,687	942,946
The Children’s Place Retail Stores, Inc.	1,724	99,820
Citrix Systems, Inc.	4,527	342,286
Crown Castle International Corp.	2,898	237,375
Deckers Outdoor Corp.	6,394	465,995
DigitalGlobe, Inc.	4,006	84,847
eBay, Inc.	22,742	639,505
Electronic Arts, Inc.	15,436	1,104,446
Energizer Holdings, Inc.	171	6,585
Expedia, Inc.	1,134	137,713
Ferro Corp.	776	10,779
GoPro, Inc., Class A	5,331	331,055
Groupon, Inc.	368	1,774
Harris Corp.	7,625	632,417
Hasbro, Inc.	1,499	118,031
HEICO Corp.	2,207	121,010
Hyster-Yale Materials Handling, Inc.	1,809	122,415
IAC/InterActiveCorp	13,653	1,054,831
Iconix Brand Group, Inc.	9,298	202,046
ICU Medical, Inc.	4,013	400,979
INC Research Holdings, Inc., Class A	623	31,169
Interface, Inc.	3,044	79,053
International Flavors & Fragrances, Inc.	771	89,120
Invesco Ltd.	21,122	815,309
Keysight Technologies, Inc.	16,725	510,781
Kimberly-Clark Corp.	421	48,402
Lear Corp.	1,510	157,146
Liberty TripAdvisor Holdings, Inc., Series A	8,480	248,379
LogMeIn, Inc.	6,767	497,916
LyondellBasell Industries NV, Class A	3,766	353,364
Manpowergroup, Inc.	1,385	125,315
Micron Technology, Inc.	7,379	136,585
Microsemi Corp.	1,934	63,706
Moog, Inc., Class A	417	27,881
Motorola Solutions, Inc.	5,360	322,458
National Instruments Corp.	12,212	353,660
NuVasive, Inc.	1,220	67,112
PayPal Holdings, Inc.	676	26,161
Penske Automotive Group, Inc.	12,261	662,094
PepsiCo, Inc.	2,887	278,162
Pitney Bowes, Inc.	4,410	92,257
Progress Software Corp.	19,105	567,036
Qorvo, Inc.	1,550	89,822
Rogers Corp.	1,838	102,873
Tenneco, Inc.	378	18,828
Tessera Technologies, Inc.	16,222	562,255
The Timken Co.	1,019	34,014
Unisys Corp.	145	2,301
United Continental Holdings, Inc.	6,142	346,347
USANA Health Sciences, Inc.	95	11,842
World Fuel Services Corp.	1,784	72,520
Zoetis, Inc.	12,137	594,470

		16,312,334
Total Reference Entity — Long		28,556,382

Reference Entity — Short
Austria
Schoeller-Bleckmann Oilfield Equipment AG	(68)	(3,846)
Canada
BlackBerry, Ltd.	(3,952)	(30,641)
Denmark
H Lundbeck A/S	(24,292)	(574,573)
	Shares	Value
Reference Entity — Short (continued)
France
Edenred	(9,517)	$(237,212)
Kering	(875)	(168,504)

		(405,716)
Germany
Bayer AG	(153)	(22,595)
ElringKlinger AG	(5,144)	(123,894)
Merck KGaA	(729)	(74,186)

		(220,675)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(165,600)	(161,553)
Esprit Holdings Ltd.	(500)	(479)
Li & Fung, Ltd.	(40,000)	(30,943)
Melco International Development, Ltd.	(106,000)	(181,559)

		(374,534)
Ireland
Accenture PLC, Class A	(9,312)	(960,160)
Japan
Aisin Seiki Co. Ltd.	(6,600)	(267,557)
Asahi Glass Co. Ltd.	(153,000)	(896,392)
Brother Industries, Ltd.	(1,800)	(24,865)
Calsonic Kansei Corp.	(1,000)	(7,294)
Koito Manufacturing Co. Ltd.	(2,300)	(90,358)
Makita Corp.	(11,300)	(623,841)
Nippon Electric Glass Co. Ltd.	(113,000)	(548,309)
Nippon Paint Co. Ltd.	(18,300)	(524,518)
Sharp Corp.	(49,000)	(64,838)
Sony Corp.	(34,900)	(989,290)
Sumco Corp.	(1,200)	(11,981)
Suzuki Motor Corp.	(16,100)	(560,473)
TDK Corp.	(3,500)	(244,736)
Toray Industries, Inc.	(46,000)	(366,039)
TOTO, Ltd.	(20,000)	(325,543)
Toyo Seikan Group Holdings Ltd.	(10,100)	(157,378)
Toyo Tire & Rubber Co. Ltd.	(11,000)	(241,081)
Toyota Tsusho Corp.	(4,600)	(116,603)

		(6,061,096)
Norway
Norwegian Air Shuttle ASA	(460)	(19,845)
Singapore
Ezion Holdings, Ltd.	(51,400)	(32,317)
Golden Agri-Resources Ltd.	(72,300)	(16,601)
Neptune Orient Lines, Ltd.	(42,000)	(28,337)

		(77,255)
Switzerland
Barry Callebaut AG	(85)	(95,024)
Dufry AG	(3,041)	(421,706)
Sulzer AG	(862)	(88,515)
Temenos Group AG	(178)	(6,525)

		(611,770)
United Kingdom
Rolls-Royce Holdings PLC	(14,804)	(183,211)
Standard Life PLC	(11,173)	(79,124)

		(262,335)
United States
A Schulman, Inc.	(5,169)	(192,442)
Aflac, Inc.	(7,946)	(508,941)
AGCO Corp.	(14,619)	(804,191)
Akamai Technologies, Inc.	(1,429)	(109,619)
AMETEK, Inc.	(9,956)	(528,166)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (concluded)
United States (concluded)
Analog Devices, Inc.	(10,423)	$(607,974)
Atwood Oceanics, Inc.	(4,369)	(90,875)
Avon Products, Inc.	(10,893)	(61,763)
Ball Corp.	(5,691)	(386,077)
Belden, Inc.	(8,334)	(493,623)
BorgWarner, Inc.	(1,301)	(64,673)
Brady Corp., Class A	(6,643)	(156,243)
The Brink’s Co.	(16,844)	(526,038)
Brown-Forman Corp., Class B	(88)	(9,540)
Cray, Inc.	(81)	(2,101)
Crown Holdings, Inc.	(110)	(5,666)
Cypress Semiconductor Corp.	(2,814)	(32,305)
Deere & Co.	(4,911)	(464,433)
Diamond Offshore Drilling, Inc.	(190)	(4,171)
Diebold, Inc.	(41,573)	(1,415,561)
Donaldson Co., Inc.	(6,421)	(215,746)
EnerSys	(6,275)	(391,874)
Entegris, Inc.	(4,743)	(70,268)
Facebook, Inc.	(209)	(19,648)
FleetCor Technologies, Inc.	(4,554)	(705,050)
FMC Corp.	(15,881)	(770,864)
Gentherm, Inc.	(483)	(24,309)
Guess, Inc.	(21,504)	(470,723)
KBR, Inc.	(3,075)	(53,720)
Linear Technology Corp.	(1,216)	(49,856)
LinkedIn Corp.	(1,736)	(352,859)
M/A-COM Technology Solutions Holdings, Inc.	(6,086)	(205,159)
Marketo, Inc.	(1,889)	(57,444)
Mattel, Inc.	(15,375)	(356,854)
Netflix, Inc.	(2,604)	(297,663)
Omnicom Group, Inc.	(5,277)	(385,643)
Palo Alto Networks, Inc.	(152)	(28,246)
Plantronics, Inc.	(927)	(53,840)
Praxair, Inc.	(3,999)	(456,446)
PriceSmart, Inc.	(955)	(92,549)
Rambus, Inc.	(10,177)	(133,217)
Rowan Cos. PLC	(381)	(6,565)
Standard Pacific Corp.	(43,919)	(394,832)
SunEdison, Inc.	(16,539)	(385,028)
Synaptics, Inc.	(6,911)	(548,595)
SYNNEX Corp.	(6,765)	(511,637)
Teradyne, Inc.	(214)	(4,122)
Tupperware Brands Corp.	(895)	(52,331)
Twitter, Inc.	(1,114)	(34,545)
Universal Corp.	(11,419)	(651,454)
Universal Display Corp.	(7,945)	(379,056)
UTi Worldwide, Inc.	(22,863)	(192,049)
WABCO Holdings, Inc.	(5,024)	(620,313)
Zebra Technologies Corp., Class A	(2,002)	(215,475)

		(15,652,382)
Total Reference Entity — Short		(25,254,828)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		3,301,554

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2015, expiration date 4/20/16:
Reference Entity — Long
Brazil
AMBEV SA	35,800	203,469
Banco Bradesco SA, Preference Shares	24,600	195,998
Banco do Brasil SA	98,900	636,909
	Shares	Value
Reference Entity — Long (continued)
Brazil (concluded)
Braskem SA — ADR	50,321	$364,827
Braskem SA, Preference A Shares	64,400	235,861
BRF SA — ADR	24,542	513,173
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	58,195	1,265,159
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	250,882	1,401,706
EDP — Energias do Brasil SA	155,600	593,052
Even Construtora e Incorporadora SA	407,600	347,608
Fibria Celulose SA	3,800	50,542
Fibria Celulose SA — Sponsored ADR	21,700	289,044
Gerdau SA — ADR	64,070	110,841
Gerdau SA, Preference Shares	47,100	81,161
Itau Unibanco Holding SA, Preference Shares	10,150	89,170
Itau Unibanco Holding SA, Preference Shares — ADR	9,769	84,795
JBS SA	494,300	2,224,671
Lojas Renner SA	26,000	826,864
Petroleo Brasileiro SA, Preference Shares	158,800	486,981
Raia Drogasil SA	83,600	1,062,351
Telefonica Brasil SA — ADR	68,573	892,821
Telefonica Brasil SA, Preference Shares	7,800	102,809
Transmissora Alianca de Energia Eletrica SA	162,900	996,730
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,600	168,379

		13,224,921
China
Agile Property Holdings Ltd.	148,000	85,263
Agricultural Bank of China Ltd., Class H	541,000	244,047
Air China Ltd., Class H	58,000	58,179
Alibaba Group Holding Ltd. — SP ADR	5,812	455,312
Anhui Conch Cement Co. Ltd., Class H	59,500	184,809
Anhui Expressway Co. Ltd., Class H	624,000	541,071
Bank of Communications Co. Ltd., Class H	205,000	180,186
China Biologic Products, Inc.	1,547	189,291
China Communications Services Corp. Ltd., Class H	434,000	196,499
China Construction Bank Corp., Class H	123,000	100,339
China Everbright Bank Co. Ltd., Class H	342,000	190,451
China Galaxy Securities Co. Ltd., Class H	416,000	374,915
China Lesso Group Holdings, Ltd.	169,000	132,441
China Life Insurance Co. Ltd., Class H	80,000	294,660
China Machinery Engineering Corp.	450,000	341,447
China Medical System Holdings Ltd.	275,000	365,375
China Pacific Insurance Group Co. Ltd., Class H	71,000	297,632
China Railway Construction Corp. Ltd., Class H	345,500	447,994
China Railway Group Ltd., Class H	69,000	58,851
China Southern Airlines Co. Ltd., Class H	188,000	185,800
China Telecom Corp. Ltd., Class H	222,000	124,150
China Unicom Hong Kong Ltd.	270,000	378,943
China Vanke Co. Ltd., Class H	55,600	132,081
Dalian Wanda Commercial Properties Co. Ltd.	130,700	947,505
Datang International Power Generation Co. Ltd., Class H	276,000	119,240
GF Securities Co. Ltd.	2,200	4,266
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	80,000	219,312
Hollysys Automation Technologies, Ltd.	2,531	53,860
Industrial & Commercial Bank of China Ltd., Class H	59,000	40,532
Longfor Properties Co. Ltd.	283,000	404,100
Metallurgical Corp. of China, Ltd.	1,905,000	635,746
New China Life Insurance Co. Ltd., Class H	108,900	468,052
People’s Insurance Co. Group of China Ltd., Class H	501,000	259,724

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
China (concluded)
PICC Property & Casualty Co. Ltd., Class H	94,000	$195,586
Ping An Insurance Group Co. of China Ltd., Class H	104,000	598,474
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	542,600	1,285,056
Sihuan Pharmaceutical Holdings Group Ltd.	678,000	131,187
Sino-Ocean Land Holdings Ltd.	282,500	193,632
Sinopec Shanghai Petrochemical Co. Ltd., Class H	518,000	211,205
Sinopharm Group Co. Ltd., Class H	294,000	1,128,760
TCL Communication Technology Holdings, Ltd.	334,000	259,522
Tencent Holdings Ltd.	116,400	2,168,606
Weichai Power Co. Ltd., Class H	41,400	62,105
Xinjiang Goldwind Science & Technology Co. Ltd.	21,600	41,224
Zhejiang Expressway Co. Ltd., Class H	242,000	278,504
Zhuzhou CSR Times Electric Co. Ltd., Class H	72,500	491,513

		15,757,447
Hong Kong
Belle International Holdings Ltd.	414,000	430,423
China Everbright Ltd.	82,000	198,728
China Mobile Ltd.	173,500	2,271,255
China Resources Cement Holdings Ltd.	1,324,000	689,298
China Resources Land Ltd.	114,000	319,405
China Taiping Insurance Holdings Co. Ltd.	19,600	58,458
China Travel International Inv HK	706,000	272,484
China Unicom Hong Kong, Ltd., ADR	47,313	666,640
ENN Energy Holdings Ltd.	22,000	145,999
Guangdong Investment Ltd.	532,000	721,425
Haier Electronics Group Co. Ltd.	19,000	44,598
Huabao International Holdings Ltd.	261,000	126,793
KWG Property Holding Ltd.	529,000	396,559
Shimao Property Holdings Ltd.	425,000	759,936
Sino Biopharmaceutical Ltd.	412,000	477,056
Skyworth Digital Holdings Ltd.	560,000	427,704

		8,006,761
Hungary
MOL Hungarian Oil & Gas PLC	70,869	3,733,206
Indonesia
Pembangunan Perumahan Persero Tbk PT	400,400	115,381
Summarecon Agung Tbk PT	6,194,700	795,874
Telekomunikasi Indonesia Persero Tbk PT	851,600	184,815
United Tractors Tbk PT	508,900	759,111

		1,855,181
Malaysia
Astro Malaysia Holdings Bhd	60,700	48,735
British American Tobacco Malaysia Bhd	45,600	806,774
KNM Group Bhd	3,406,200	514,719
Westports Holdings Bhd	310,300	325,351
YTL Power International Bhd	1,749,400	718,201

		2,413,780
Mexico
Cemex SAB de CV — ADR	344,276	2,926,346
Philippines
Globe Telecom, Inc.	22,475	1,267,917
Metro Pacific Investments Corp.	7,512,000	796,687

		2,064,604
Poland
Enea SA	136,331	532,732
PGE SA	383,589	1,802,121
Polski Koncern Naftowy Orlen SA	73,161	1,476,758
Polskie Gornictwo Naftowe i Gazownictwo SA	53,216	88,685
Tauron Polska Energia SA	1,013,058	1,017,954

		4,918,250
	Shares	Value
Reference Entity — Long (continued)
Russia
AK Transneft OAO, Preference Shares	32	$72,380
Alrosa AO	46,900	53,835
Gazprom OAO — ADR	18,726	86,088
Magnit OJSC — GDR	1,871	101,318
Mobile Telesystems — ADR	37,192	304,974
Moscow Exchange MICEX-RTS OAO	88,220	100,885
Novolipetsk Steel OJSC	45,720	58,710
Novolipetsk Steel OJSC, — GDR	4,887	64,264
Rosneft Oil Co.	8,990	34,276
Sberbank of Russia	166,560	193,768
Severstal OAO	934	10,361
Sistema JSFC	164,600	55,383
Sistema JSFC — GDR	43,857	372,346
Surgutneftegas OAO	24,300	13,472
Tatneft OAO	21,800	105,604
Tatneft OAO, ADR	1,616	47,317

		1,674,981
South Africa
AngloGold Ashanti Ltd.	7,088	43,130
Bidvest Group Ltd.	100,236	2,433,984
Capitec Bank Holdings, Ltd.	20,184	743,108
Clicks Group, Ltd.	65,009	494,746
Hyprop Investments, Ltd.	121,101	1,240,854
Kumba Iron Ore Ltd.	20,763	177,627
Liberty Holdings Ltd.	12,553	141,107
MMI Holdings Ltd.	13,258	30,865
Mr. Price Group Ltd.	49,885	993,449
MTN Group Ltd.	16,122	268,411
Netcare Ltd.	324,597	1,034,315
Sappi Ltd.	62,446	205,056
Sasol Ltd.	35,405	1,222,212
Sibanye Gold, Ltd.	543,466	708,257
Telkom SA SOC, Ltd.	73,564	357,404

		10,094,525
South Korea
Amorepacific Corp.	2,869	974,692
Asiana Airlines, Inc.	15,429	78,454
BGF retail Co. Ltd.	2,846	485,140
Hyosung Corp.	7,657	934,228
Hyundai Engineering & Construction Co. Ltd.	2,410	70,889
Hyundai Mobis	2,515	458,828
Hyundai Steel Co.	5,466	272,865
Hyundai Wia Corp.	10,936	1,002,580
Kangwon Land, Inc.	38,113	1,392,116
Korea Investment Holdings Co. Ltd.	9,284	495,283
Korea Petrochemical Ind Co. Ltd.	1,022	157,966
KT&G Corp.	1,338	125,779
LG Display Co. Ltd.	14,250	269,351
LG Display Co. Ltd., ADR	17,287	165,437
LG Innotek Co. Ltd.	4,148	290,595
LOTTE Himart Co. Ltd.	9,852	539,760
Lotte Shopping Co. Ltd.	1,577	339,851
LS Corp.	21,748	730,281
LS Industrial Systems Co. Ltd.	11,753	525,634
Medy-Tox, Inc.	5,098	2,314,200
Mirae Asset Securities Co. Ltd.	2,540	95,712
Neowiz Games Corp.	2,438	44,958
Posco ICT Co. Ltd.	1	4
Samsung Electronics Co. Ltd.	584	592,501
Samsung Electronics Co. Ltd., GDR	388	196,716
SK Hynix, Inc.	25,966	820,016
SKC Co. Ltd.	12,432	379,303
Sungwoo Hitech Co. Ltd.	149,508	1,152,482
Tovis Co. Ltd.	4,036	28,917
Woori Bank	30,538	249,295

		15,183,833

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Taiwan
Ardentec Corp.	148,000	$99,566
AU Optronics Corp.	6,207,000	1,994,411
AU Optronics Corp., ADR	237,586	791,161
Catcher Technology Co. Ltd.	39,000	429,946
Chailease Holding Co. Ltd.	62,400	130,401
Chimei Materials Technology Corp.	4,200	2,703
Compeq Manufacturing Co. Ltd.	251,000	165,478
CTCI Corp.	688,000	1,044,350
Eclat Textile Co. Ltd.	4,000	58,517
Elite Advanced Laser Corp.	283,200	1,022,770
Everlight Electronics Co. Ltd.	242,000	319,813
Feng TAY Enterprise Co. Ltd.	136,000	760,997
Foxconn Technology Co. Ltd.	326,000	990,159
Fubon Financial Holding Co. Ltd.	25,000	45,611
Gigabyte Technology Co. Ltd.	143,000	113,753
Highwealth Construction Corp.	89,000	183,126
Hon Hai Precision Industry Co. Ltd.	907,000	2,608,380
Hon Hai Precision Industry Co. Ltd., GDR	27,166	167,614
Innolux Corp.	2,775,000	964,745
King Yuan Electronics Co. Ltd.	1,375,000	927,453
PChome Online, Inc.	14,000	194,527
Pegatron Corp.	150,000	421,608
Pou Chen Corp.	2,140,000	3,039,700
Ruentex Industries Ltd.	374,000	783,366
Siliconware Precision Industries Co.	232,000	263,441
Sitronix Technology Corp.	1,004,000	2,464,932
Taiwan Fertilizer Co. Ltd.	44,000	64,492
Taiwan Paiho Ltd.	67,000	139,992
Taiwan PCB Techvest Co. Ltd.	40,000	40,253
Yuanta Financial Holding Co. Ltd.	5,637,950	2,679,424
Zhen Ding Technology Holding Ltd.	243,000	753,823

		23,666,512
Thailand
Airports of Thailand PCL	203,900	1,700,854
AP Thailand PCL	692,700	115,958
Bumrungrad Hospital PCL	155,200	898,306
Central Pattana PCL	1,180,200	1,582,195
Delta Electronics Thailand PCL	406,100	927,537
Glow Energy PCL, Foreign Registered Shares	163,100	413,014
Hemaraj Land and Development PCL	4	1
Pruksa Real Estate PCL	451,300	308,592
PTT Exploration & Production PCL, Foreign Registered Shares	44,000	116,726
PTT Global Chemical PCL, Foreign Registered Shares	610,000	1,046,128
PTT PCL	407,300	3,767,337
Thai Union Frozen Products PCL	290,600	155,833
Thanachart Capital PCL	37,800	33,515

		11,065,996
Turkey
Arcelik AS	47,688	251,252
Enka Insaat ve Sanayi AS	2,330,685	4,217,372
Eregli Demir ve Celik Fabrikalari TAS	448,139	671,118
Haci Omer Sabanci Holding AS	383,917	1,311,477
KOC Holding AS	44,209	196,075
Koza Altin Isletmeleri AS	11,018	92,707
TAV Havalimanlari Holding AS	147,466	1,120,312
Tekfen Holding	76,647	116,486
Tofas Turk Otomobil Fabrikasi AS	40,225	263,461
Tupras Turkiye Petrol Rafinerileri AS	11,776	305,969
Turk Hava Yollari	420,133	1,369,060
Turk Telekomunikasyon AS	72,463	179,909
Turkiye Is Bankasi, Class C	266,264	517,773
Vestel Elektronik Sanayi ve Ticaret	49,820	82,156

		10,695,127
	Shares	Value
Reference Entity — Long (concluded)
United Kingdom
British American Tobacco PLC	8,661	$512,514
United States
Genpact Ltd.	33,417	742,192
Total Reference Entity — Long		128,536,176

Reference Entity — Short
Brazil
AES Tiete SA	(9,000)	(48,102)
BR Properties SA	(19,800)	(65,635)
Cielo SA	(261,881)	(3,344,691)
CPFL Energia SA — ADR	(62,799)	(705,233)
Duratex SA	(148,560)	(301,984)
EcoRodovias Infraestrutura e Logistica SA	(38,600)	(78,238)
Embraer SA — ADR	(86,135)	(2,398,860)
Gol Linhas Aereas Inteligentes SA — ADR	(35,250)	(58,868)
Itausa — Investimentos Itau SA	(150,500)	(369,223)
Klabin SA	(187,600)	(1,163,203)
Oi SA, ADR	(33,737)	(46,220)
Tim Participacoes SA, ADR	(27,307)	(371,648)
Tractebel Energia SA	(113,400)	(1,200,587)
Vale SA, ADR	(282,636)	(1,212,508)

		(11,365,000)
Chile
Banco Santander Chile — ADR	(3,403)	(68,706)
Empresa Nacional de Electricidad SA — ADR	(2,044)	(84,111)
Enersis SA, ADR	(15,560)	(235,112)
Sociedad Quimica y Minera de Chile SA — ADR	(28,026)	(378,631)

		(766,560)
China
AAC Technologies Holdings, Inc.	(204,500)	(1,159,346)
Aluminum Corp. of China Ltd., Class H	(1,412,000)	(487,767)
BBMG Corp.	(455,500)	(349,426)
CGN Power Co. Ltd.	(44,000)	(19,339)
China Coal Energy Co. Ltd.	(1,474,000)	(719,144)
China Longyuan Power Group Corp., Class H	(835,000)	(955,568)
China Minsheng Banking Corp., Ltd.	(101,000)	(113,546)
China Molybdenum Co. Ltd., Class H	(360,000)	(232,435)
China Oilfield Services, Ltd.	(62,000)	(75,902)
China Petroleum & Chemical Corp.	(112,000)	(84,414)
China Petroleum & Chemical Corp., ADR	(1,624)	(122,141)
China Shanshui Cement Group, Ltd.	(2,538,622)	(2,059,767)
China Tian Lun Gas Holdings, Ltd.	(52,500)	(47,576)
Guangshen Railway Co. Ltd.	(214,000)	(102,507)
Haitian International Holdings, Ltd.	(8,000)	(16,558)
Huaneng Renewables Corp., Ltd.	(102,000)	(43,300)
Li Ning Co. Ltd.	(540,000)	(266,540)
PetroChina Co. Ltd., ADR	(595)	(58,542)
Semiconductor Manufacturing International Corp.	(52,820)	(4,746)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(56,000)	(37,525)
SINA Corp.	(40,305)	(1,636,786)
SOHO China, Ltd.	(41,500)	(26,108)
Sunac China Holdings, Ltd.	(774,000)	(692,010)
Sunny Optical Technology Group Co. Ltd.	(471,000)	(907,108)
Tingyi Cayman Islands Holding Corp.	(2,000)	(3,849)
Tsingtao Brewery Co. Ltd., Class H	(8,000)	(42,636)
Want Want China Holdings, Ltd.	(103,000)	(106,711)
Xinyi Solar Holdings, Ltd.	(204,000)	(87,862)
Zijin Mining Group Co. Ltd., Class H	(136,000)	(36,339)

		(10,495,498)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Colombia
Bancolombia SA, ADR	(96,739)	$(3,734,125)
Cyprus
Ocean Rig UDW, Inc.	(13,601)	(52,228)
Egypt
Global Telecom Holding, — GDR	(410,126)	(676,708)
Hong Kong
Beijing Enterprises Holdings Ltd.	(9,000)	(66,226)
Beijing Enterprises Water Group Ltd.	(1,406,000)	(1,049,504)
Brilliance China Automotive Holdings Ltd.	(2,000)	(2,649)
China Agri-Industries Holdings Ltd.	(17,000)	(7,403)
China Everbright International, Ltd.	(43,000)	(66,062)
China Gas Holdings, Ltd.	(4,000)	(7,013)
China Merchants Holdings International Co. Ltd.	(20,000)	(73,108)
China Resources Enterprise, Ltd.	(4,011)	(12,986)
China Resources Gas Group, Ltd.	(38,000)	(115,849)
China Resources Power Holdings Co. Ltd.	(20,000)	(51,371)
China Singyes Solar Technologies Holdings, Ltd.	(187,000)	(187,393)
CITIC, Ltd.	(64,000)	(114,618)
COSCO Pacific, Ltd.	(28,000)	(36,543)
Far East Horizon, Ltd.	(61,000)	(56,853)
Kunlun Energy Co. Ltd.	(38,000)	(36,166)
Lee & Man Paper Manufacturing, Ltd.	(358,000)	(220,513)
Poly Property Group Co. Ltd.	(728,000)	(274,920)
Shanghai Industrial Holdings, Ltd.	(18,000)	(52,928)
Towngas China Co. Ltd.	(154,000)	(140,594)
WH Group, Ltd.	(55,500)	(35,549)

		(2,608,248)
India
Larsen & Toubro Ltd., GDR	(47,380)	(1,302,378)
Reliance Industries, Ltd., GDR	(10,182)	(317,169)

		(1,619,547)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(48,800)	(9,134)
Tower Bersama Infrastructure Tbk PT	(119,800)	(74,188)

		(83,322)
Malaysia
CIMB Group Holdings BHD	(50,800)	(71,431)
Dialog Group BHD	(100)	(42)
Gamuda Bhd	(1,575,600)	(1,985,721)
IJM Corp. BHD	(164,300)	(292,570)
Malaysia Airports Holdings BHD	(60)	(93)
Sapurakencana Petroleum Bhd	(2,895,500)	(1,850,755)
UMW Holdings BHD	(98,000)	(256,243)

		(4,456,855)
Malta
Brait SE	(4,474)	(54,126)
Mexico
Grupo Televisa SAB, ADR	(13,483)	(470,017)
Southern Copper Corp.	(151,915)	(4,232,352)

		(4,702,369)
Panama
Copa Holdings SA, Class A	(40,376)	(3,049,599)
Peru
Cia de Minas Buenaventura SAA, ADR	(87,352)	(621,946)
Poland
Synthos SA	(5,319)	(6,646)
South Africa
African Rainbow Minerals, Ltd.	(5,393)	(29,718)
Anglo American Platinum Ltd.	(5,462)	(113,659)
Aspen Pharmacare Holdings, Ltd.	(80,777)	(2,365,371)
	Shares	Value
Reference Entity — Short (continued)
South Africa (concluded)
Coronation Fund Managers, Ltd.	(56,745)	$(347,099)
Discovery Holdings Ltd.	(10,392)	(111,349)
Exxaro Resources Ltd.	(16,723)	(98,787)
The Foschini Group Ltd.	(13,805)	(156,858)
Impala Platinum Holdings, Ltd.	(16,620)	(59,652)
Life Healthcare Group Holdings, Ltd.	(441,828)	(1,303,677)
Nampak Ltd.	(509,029)	(1,281,388)
Rand Merchant Insurance Holdings, Ltd.	(24,052)	(84,232)
Remgro Ltd.	(2,731)	(56,465)
Resilient Property Income Fund, Ltd.	(70,980)	(563,452)
RMB Holdings, Ltd.	(128,601)	(693,962)
Tiger Brands, Ltd.	(19,313)	(434,127)
Woolworths Holdings, Ltd.	(866,746)	(6,789,121)

		(14,488,917)
South Korea
CJ Korea Express Co. Ltd.	(8,920)	(1,311,329)
Daelim Industrial Co. Ltd.	(778)	(49,567)
Daewoo International Corp.	(9,566)	(169,247)
Daewoo Securities Co. Ltd.	(16,466)	(204,518)
Dongbu Insurance Co. Ltd.	(3,612)	(171,707)
Doosan Corp.	(13,145)	(1,151,777)
Doosan Heavy Industries & Construction Co. Ltd.	(37,538)	(644,188)
GS Holdings	(1,798)	(70,037)
Hanjin Transportation Co. Ltd.	(3,401)	(139,316)
Hankook Tire Co. Ltd.	(29,796)	(1,034,509)
Hanwha Chemical Corp.	(50,482)	(892,705)
Hanwha Life Insurance Co. Ltd.	(8,384)	(59,711)
Hotel Shilla Co. Ltd.	(232)	(24,951)
Hyundai Department Store Co. Ltd.	(2,558)	(323,059)
Hyundai Glovis Co. Ltd.	(4,127)	(689,045)
Hyundai Heavy Industries Co. Ltd.	(3,402)	(282,184)
Hyundai Marine & Fire Insurance Co. Ltd.	(2,720)	(73,839)
Hyundai Motor Co.	(6,775)	(863,068)
Kolao Holdings	(11,136)	(207,879)
KONA I Co. Ltd.	(1)	(40)
Korea Aerospace Industries, Ltd.	(9,426)	(788,309)
KT Corp., ADR	(6,517)	(85,177)
NAVER Corp.	(1,029)	(460,253)
S-Oil Corp.	(11,503)	(618,390)
Samsung Fire & Marine Insurance Co. Ltd.	(1,693)	(404,996)
Samsung Heavy Industries Co. Ltd.	(23,042)	(272,115)
Samsung SDI Co. Ltd.	(19,968)	(1,466,238)
Samsung Securities Co. Ltd.	(8,497)	(382,825)
Samsung Techwin Co. Ltd.	(24,170)	(787,036)
SK Telecom Co. Ltd., ADR	(21,104)	(506,285)

		(14,134,300)
Switzerland
Luxoft Holding, Inc.	(775)	(48,639)
Taiwan
Advanced Semiconductor Engineering, Inc., ADR	(210,301)	(1,177,686)
Asustek Computer, Inc.	(55,000)	(497,056)
Chicony Electronics Co. Ltd.	(34,000)	(88,255)
China Steel Corp.	(61,000)	(43,647)
Compal Electronics, Inc.	(109,000)	(73,475)
CTBC Financial Holding Co. Ltd.	(342,000)	(248,032)
Delta Electronics, Inc.	(391,000)	(1,923,317)
Far Eastern New Century Corp.	(287,640)	(271,011)
Formosa Chemicals & Fibre Corp.	(134,000)	(317,512)
Giant Manufacturing Co. Ltd.	(27,000)	(227,945)
Gigastorage Corp.	(26,000)	(16,469)
Hotai Motor Co. Ltd.	(67,000)	(859,295)
Inventec Corp.	(118,000)	(67,161)
MediaTek, Inc.	(363,000)	(3,815,916)
Quanta Computer, Inc.	(40,000)	(77,443)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (concluded)
Taiwan (concluded)
Radiant Opto-Electronics Corp.	(16,000)	$(47,669)
Taiwan Cement Corp.	(45,000)	(48,718)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	(191,680)	(4,238,045)
U-Ming Marine Transport Corp.	(1,000)	(1,282)
Unimicron Technology Corp.	(477,000)	(225,246)
Vanguard International Semiconductor Corp.	(455,000)	(534,076)
Wistron Corp.	(4,991,000)	(3,266,182)
Yulon Motor Co. Ltd.	(9,000)	(8,783)

		(18,074,221)
Thailand
CP ALL PCL	(5,126,500)	(6,981,756)
Home Product Center PCL	(2,459,281)	(436,105)

		(7,417,861)
Turkey
BIM Birlesik Magazalar	(13,058)	(221,474)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(730,036)	(683,394)
Turkcell Iletisim Hizmetleri AS — ADR	(92,611)	(1,063,174)

		(1,968,042)
United States
AES Corp.	(60,665)	(776,512)
Total Reference Entity — Short		(101,201,269)
Net Value of Reference Entity — UBS AG		27,334,907

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2015, expiration date 4/20/16:
Reference Entity — Long
Australia
Amcor Ltd.	7,734	81,245
Cochlear Ltd.	816	54,358
Nufarm, Ltd.	1,998	11,232

		146,835
Austria
ams AG	5,434	235,615
Erste Group Bank AG	303	9,097
Vienna Insurance Group AG	2,369	81,685

		326,397
Canada
Kinross Gold Corp.	6,291	11,482
Denmark
NKT Holding A/S	10,199	571,817
France
BNP Paribas SA	11,247	731,555
Peugeot SA	14,952	299,065

		1,030,620
Germany
Duerr AG	5,589	459,991
Hong Kong
Dah Sing Banking Group, Ltd.	2,000	4,225
Dah Sing Financial Holdings, Ltd.	4,000	26,105
Hutchison Telecommunications Hong Kong Holdings, Ltd.	56,000	24,546
Jardine Matheson Holdings Ltd.	2,800	152,063
Kerry Properties Ltd.	26,500	98,918
New World Development Co. Ltd.	37,000	44,671
NWS Holdings Ltd.	3,000	4,502
SJM Holdings Ltd.	9,000	10,415

		365,445
	Shares	Value
Reference Entity — Long (continued)
Ireland
Ingersoll-Rand PLC	12,656	$777,016
Italy
Moncler SpA	16,758	340,451
Recordati SpA	14,368	357,817

		698,268
Japan
Ajinomoto Co., Inc.	21,000	482,944
DIC Corp.	3,000	7,057
Disco Corp.	4,000	309,074
Fujitsu General Ltd.	29,000	411,497
Furukawa Electric Co. Ltd.	5,000	8,296
Hitachi Metals Ltd.	12,700	188,809
Isuzu Motors Ltd.	4,400	60,903
Japan Aviation Electronics Industry, Ltd.	4,000	88,927
Japan Display, Inc.	10,600	32,859
Mitsubishi Gas Chemical Co., Inc.	7,000	38,829
Mitsubishi Materials Corp.	62,000	224,442
Nissan Motor Co. Ltd.	5,300	50,424
Oki Electric Industry Co. Ltd.	310,000	637,123
OSG Corp.	21,000	447,388
Pigeon Corp.	21,100	641,579
Rohto Pharmaceutical Co. Ltd.	12,800	227,263
Tadano Ltd.	37,000	596,134
Takata Corp.	37,200	376,397
Tokyo Ohka Kogyo Co. Ltd.	100	2,735
Tokyo Seimitsu Co. Ltd.	500	9,918
Topcon Corp.	10,500	235,499
Tsubakimoto Chain Co.	1,000	8,525
Yakult Honsha Co. Ltd.	2,900	192,431
Yamato Kogyo Co. Ltd.	500	11,736
Zeon Corp.	10,000	96,883

		5,387,672
Netherlands
AerCap Holdings NV	1,646	77,083
BE Semiconductor Industries NV	68	1,602
Koninklijke Boskalis Westminster NV	1,333	65,111
Koninklijke Philips Electronics NV	8,995	250,641

		394,437
Singapore
ComfortDelGro Corp. Ltd.	75,000	164,576
Indofood Agri Resources, Ltd.	44,700	19,051
Jardine Cycle & Carriage Ltd.	600	12,913
Singapore Airlines Ltd.	2,900	22,676
Singapore Technologies Engineering Ltd.	6,300	15,052
Wilmar International Ltd.	66,800	155,759

		390,027
Spain
Banco Bilbao Vizcaya Argentaria SA	17,164	174,018
Gamesa Corp. Tecnologica SA	18,941	299,938

		473,956
Switzerland
Garmin Ltd.	2,864	119,999
Georg Fischer AG, Registered Shares	83	55,317

		175,316
United Kingdom
Acacia Mining PLC	4,338	16,232
John Wood Group PLC	10,797	105,107
Ophir Energy PLC	1,392	2,503
Premier Oil PLC	33,965	70,790

		194,632

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (concluded)
United States
Air Lease Corp.	827	$29,233
Alere, Inc.	270	13,124
Align Technology, Inc.	1,306	81,885
American Axle & Manufacturing Holdings, Inc.	11,512	230,009
Amkor Technology, Inc.	9,753	43,010
AO Smith Corp.	10,584	760,142
Apple, Inc.	775	94,007
Applied Materials, Inc.	44,367	770,210
Barracuda Networks, Inc.	2,724	74,746
Benchmark Electronics, Inc.	2,878	63,488
Briggs & Stratton Corp.	794	14,672
Cabot Corp.	17,480	614,945
Cameron International Corp.	10,836	546,784
The Chemours Co.	32,217	351,809
The Children’s Place Retail Stores, Inc.	1,550	89,744
Cirrus Logic, Inc.	21,646	714,533
Citrix Systems, Inc.	3,145	237,792
Coca-Cola Enterprises, Inc.	11,130	568,519
Crown Castle International Corp.	668	54,715
Deckers Outdoor Corp.	1,688	123,020
DiamondRock Hospitality Co.	5,195	65,508
DigitalGlobe, Inc.	120	2,541
eBay, Inc.	3,508	98,644
Electronic Arts, Inc.	1,347	96,377
Energizer Holdings, Inc.	9,067	349,169
Expedia, Inc.	4,567	554,616
Ferro Corp.	223	3,097
Gigamon, Inc.	611	16,423
GoPro, Inc., Class A	7,449	462,582
Harris Corp.	11,296	936,889
Hasbro, Inc.	3,185	250,786
HEICO Corp.	342	18,751
Hyster-Yale Materials Handling, Inc.	2,409	163,016
IAC/InterActiveCorp	3,381	261,215
Iconix Brand Group, Inc.	19,159	416,324
ICU Medical, Inc.	5,583	557,852
INC Research Holdings, Inc., Class A	156	7,804
Interface, Inc.	5,946	154,417
International Flavors & Fragrances, Inc.	1,568	181,244
Invesco Ltd.	6,375	246,074
Keysight Technologies, Inc.	20,074	613,059
Kimberly-Clark Corp.	29	3,333
Liberty TripAdvisor Holdings, Inc., Series A	1,681	49,236
Littelfuse, Inc.	54	4,967
LogMeIn, Inc.	6,932	510,056
LyondellBasell Industries NV, Class A	3,784	355,052
Micron Technology, Inc.	5,482	101,471
Microsemi Corp.	2,663	87,718
Moog, Inc., Class A	242	16,179
Motorola Solutions, Inc.	10,072	605,931
National Instruments Corp.	13,068	378,448
NuVasive, Inc.	440	24,203
PayPal Holdings, Inc.	3,508	135,759
Penske Automotive Group, Inc.	8,312	448,847
PepsiCo, Inc.	7,144	688,323
Pitney Bowes, Inc.	7,737	161,857
Progress Software Corp.	19,740	585,882
Qorvo, Inc.	1,849	107,149
Rogers Corp.	3,382	189,290
Royal Gold, Inc.	603	30,402
Tessera Technologies, Inc.	14,448	500,767
The Timken Co.	747	24,934
United Continental Holdings, Inc.	8,522	480,555
VF Corp.	1,891	145,776
VMware, Inc., Class A	717	63,905
World Fuel Services Corp.	7,627	311,037
Zoetis, Inc.	21,020	1,029,559

		17,973,411
Total Reference Entity — Long		29,377,322
	Shares	Value
Reference Entity — Short
Australia
Orica Ltd.	(4,185)	$(58,619)
Canada
BlackBerry, Ltd.	(14,914)	(115,631)
Denmark
H Lundbeck A/S	(14,985)	(354,436)
France
Edenred	(8,073)	(201,221)
Kering	(2,317)	(446,198)
Schneider Electric SA	(806)	(56,225)

		(703,644)
Germany
ElringKlinger AG	(3,579)	(86,201)
Merck KGaA	(973)	(99,016)
Puma SE	(121)	(22,950)

		(208,167)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(21,200)	(20,682)
Melco International Development, Ltd.	(14,000)	(23,979)

		(44,661)
Italy
Enel Green Power SpA	(6,899)	(14,331)
Japan
AEON Financial Service Co. Ltd.	(3,800)	(98,937)
Aisin Seiki Co. Ltd.	(900)	(36,485)
Asahi Glass Co. Ltd.	(68,000)	(398,396)
GS Yuasa Corp.	(1,000)	(3,990)
Koito Manufacturing Co. Ltd.	(1,200)	(47,143)
Makita Corp.	(2,700)	(149,060)
Nippon Electric Glass Co. Ltd.	(121,000)	(587,128)
Shimadzu Corp.	(1,000)	(14,886)
Sony Corp.	(16,300)	(462,047)
Sumco Corp.	(500)	(4,992)
Suzuki Motor Corp.	(16,000)	(556,992)
TDK Corp.	(6,500)	(454,509)
Toray Industries, Inc.	(88,000)	(700,248)
TOTO, Ltd.	(19,000)	(309,266)
Toyo Seikan Group Holdings Ltd.	(5,100)	(79,468)
Toyo Tire & Rubber Co. Ltd.	(10,900)	(238,890)
Toyota Tsusho Corp.	(3,200)	(81,115)

		(4,223,552)
Norway
Nordic American Tankers, Ltd.	(12,434)	(186,759)
Norwegian Air Shuttle ASA	(3,279)	(141,461)
Opera Software ASA	(9,274)	(74,052)
Petroleum Geo-Services ASA	(4,507)	(20,522)
TGS Nopec Geophysical Co. ASA	(15,805)	(332,471)

		(755,265)
Singapore
Ezion Holdings, Ltd.	(74,000)	(46,527)
Golden Agri-Resources Ltd.	(14,000)	(3,215)
Neptune Orient Lines, Ltd.	(127,000)	(85,684)

		(135,426)
Sweden
Autoliv, Inc.	(306)	(32,191)
SSAB AB, — A Shares	(38,069)	(181,252)

		(213,443)
Switzerland
Barry Callebaut AG	(135)	(150,921)
Dufry AG	(7,033)	(975,290)
Sulzer AG	(389)	(39,945)

		(1,166,156)

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
British American Tobacco PLC	(19,866)	$(1,179,564)
G4S PLC	(22,982)	(98,532)
Rolls-Royce Holdings PLC	(19,000)	(235,591)

		(1,513,687)
United States
A Schulman, Inc.	(3,616)	(134,624)
Aflac, Inc.	(4,348)	(278,489)
AGCO Corp.	(4,475)	(246,170)
Akamai Technologies, Inc.	(165)	(12,657)
AMETEK, Inc.	(5,968)	(316,602)
Analog Devices, Inc.	(7,218)	(421,026)
Arthur J Gallagher & Co.	(3,056)	(144,946)
Atwood Oceanics, Inc.	(957)	(19,906)
Avon Products, Inc.	(9,258)	(52,493)
Ball Corp.	(7,369)	(499,913)
Belden, Inc.	(2,617)	(155,005)
Brady Corp., Class A	(1,658)	(38,996)
The Brink’s Co.	(16,336)	(510,173)
Brown-Forman Corp., Class B	(504)	(54,639)
Colfax Corp.	(7,380)	(281,473)
Cree, Inc.	(17,519)	(431,843)
Cypress Semiconductor Corp.	(2,569)	(29,492)
Deere & Co.	(11,239)	(1,062,872)
Diamond Offshore Drilling, Inc.	(4,916)	(107,906)
Diebold, Inc.	(3,434)	(116,928)
Donaldson Co., Inc.	(12,235)	(411,096)
EnerSys	(4,875)	(304,444)
Entegris, Inc.	(3,291)	(48,756)
Facebook, Inc.	(1,420)	(133,494)
FleetCor Technologies, Inc.	(3,421)	(529,639)
FMC Corp.	(11,996)	(582,286)
Gentherm, Inc.	(980)	(49,323)
Guess?, Inc.	(32,132)	(703,369)
HeartWare International, Inc.	(1,011)	(91,708)
Iridium Communications, Inc.	(4,974)	(36,907)
Knowles Corp.	(1,824)	(34,747)
	Shares	Value
Reference Entity — Short (concluded)
United States (concluded)
LinkedIn Corp.	(739)	$(150,209)
M/A-COM Technology Solutions Holdings, Inc.	(1,614)	(54,408)
Marketo, Inc.	(259)	(7,876)
Mattel, Inc.	(9,598)	(222,770)
McDermott International, Inc.	(45,167)	(198,735)
McDonald’s Corp.	(4,389)	(438,286)
Microchip Technology, Inc.	(2,022)	(86,622)
Netflix, Inc.	(2,919)	(333,671)
NetSuite, Inc.	(5,698)	(563,190)
Omnicom Group, Inc.	(12,659)	(925,120)
Palo Alto Networks, Inc.	(2,604)	(483,901)
Praxair, Inc.	(6,012)	(686,210)
PriceSmart, Inc.	(278)	(26,941)
Rambus, Inc.	(9,323)	(122,038)
RetailMeNot, Inc.	(490)	(7,424)
SPX Corp.	(1,365)	(89,285)
Standard Pacific Corp.	(27,047)	(243,153)
Stratasys, Ltd.	(662)	(20,343)
SunEdison, Inc.	(5,476)	(127,481)
Synaptics, Inc.	(5,375)	(426,668)
SYNNEX Corp.	(4,107)	(310,612)
Tempur Sealy International, Inc.	(2,841)	(214,638)
Tupperware Brands Corp.	(2,220)	(129,803)
Twitter, Inc.	(580)	(17,986)
Ubiquiti Networks, Inc.	(45,348)	(1,461,113)
Universal Corp.	(2,849)	(162,535)
Universal Display Corp.	(854)	(40,744)
UTi Worldwide, Inc.	(7,859)	(66,016)
Valmont Industries, Inc.	(5,181)	(576,283)
WABCO Holdings, Inc.	(4,460)	(550,676)
Zebra Technologies Corp., Class A	(2,363)	(254,330)

		(16,840,989)
Total Reference Entity — Short		(26,348,007)
Net Value of Reference Entity — UBS AG		$3,029,315

Derivative Financial Instruments Categorized by Risk Exposure

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure. For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

As of July, 31, 2015, the fair values of derivative financial instruments were as follows:

	Statement of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments — Assets
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$5,412,822	—	—	$5,412,822

	Statement of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments – Liabilities
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	$2,516,573	—	—	$2,516,573

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	29

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

For the year ended July 31, 2015, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain from:
Swaps	—	—	$19,596,396	—	—	$19,596,396

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	—	—	$(32,301,484)	—	—	$(32,301,484)

For the year ended July 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Total return swaps:
Average notional value	$85,912,768

Derivative Financial Instruments — Offsetting as of July 31, 2015
The Fund’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments:	Assets	Liabilities
Swaps — OTC[1]	$5,412,822	$2,516,573

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$5,412,822	$2,516,573

[1]	Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Received	Cash Collateral Received[3]	Net Amount of Derivative Assets[4]
Goldman Sachs & Co.	$2,646,861	—	—	$(2,400,000)	$246,861
Morgan Stanley & Co., Inc	2,066,645	$(1,943,400)	—	(123,245)	—
UBS AG	699,316	(573,173)	—	—	126,143

Total	$5,412,822	$(2,516,573)	—	$(2,523,245)	$373,004

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley & Co., Inc	$1,943,400	$(1,943,400)	—	—	—
UBS AG	573,173	(573,173)	—	—	—

Total	$2,516,573	$(2,516,573)	—	—	—

[2]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[3]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[4]	Net amount represents the net amount receivable from the counterparty in the event of default.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Funds policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$427,865,483	—	—	$427,865,483
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$2,896,249	—	$2,896,249
[1] Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC swaps	$2,306,154	—	—	$2,306,154
Liabilities:
Cash received as collateral for OTC swaps	—	$(3,500,000)	—	(3,500,000)

Total	$2,306,154	$(3,500,000)	—	$(1,193,846)

During the year ended July 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	31

Schedule of Investments July 31, 2015	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States — 0.1%
Apigee Corp. (acquired 4/13/15, cost $472,395) (a)	21,359	$163,343
LendingClub Corp.	30,484	442,323
Total Common Stocks — 0.1%		605,666

Preferred Securities
Preferred Stocks
United States — 0.04%
AliphCom, 0.00% (acquired 6/03/14, cost $1,000,007) (a)(b)	88,751	372,266
Illumio Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,500,000
Palantir Technologies, Inc., Series I, 0.00% (acquired 6/05/14, cost $1,999,998) (a)(b)	326,264	3,712,885
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	1,801,822
Total Preferred Stocks — 0.4%		7,386,973
Total Long-Term Investments (Cost — $6,782,419) — 0.5%		7,992,639
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	1,798,127,326	$1,798,127,326
Total Short-Term Securities (Cost — $1,798,127,326) — 98.6%		1,798,127,326
Total Investments (Cost — $1,804,909,745*) — 99.1%		1,806,119,965
Other Assets less Liabilities — 0.9%		17,057,597

Net Assets — 100.0%		$1,823,177,562

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $7,550,316, 0.4% of its net assets, and an original cost of $6,472,358.

(b)	Non-income producing security.

(c)	During the year ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,390,678,750	407,448,576	1,798,127,326	$1,138,103

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
326	Euro Stoxx 50 Index	Eurex Mercantile	September 2015	$12,881,908	$107,449
124	FTSE 100 Index	Euronext Life	September 2015	$12,885,119	190,871
243	S&P 500 E-Mini Index	Chicago Mercantile	September 2015	$25,495,560	69,414
155	Yen Denom Nikkei Index	Chicago Mercantile	September 2015	$12,881,753	171,578
Total					$539,312

OTC Total Return Swaps outstanding[1]
Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	2/23/16	$(14,009,167)	$5,503,538	[2]	$(4,440,380)
	Deutsche Bank AG	1/04/16 — 6/24/16	79,679,260	26,822,608	[3]	93,651,998
	Goldman Sachs & Co.	8/04/15 — 2/03/17	(13,746,874)	5,070,131	[4]	(5,423,942)
	UBS AG	3/14/16	72,074,165	23,499,149	[5]	90,755,252
Total				$60,895,426		$174,542,928

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1171 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offered Rate

Australian Bank Bill Short Term Rates 1 Day Reference Rate

Bank of Canada Overnight Repo Rate

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rates 1 Week

Danish Krone Overnight Deposit

Garban Intercapital Federal Funds Rate

Hong Kong Dollar HIBOR Fixings:

1 Month; 2 Week

Intercontinental Exchange LIBOR:

CHF 1 Week; CHF Spot Next

EUR 1 Month; EUR 1 Week; EUR Overnight

GBP 1 Week; GBP Overnight

JPY 1 Week; JPY Spot Next

USD 1 Month; USD 1 Week; USD Spot Next

Nigeria Interbank Offered Rate 1 Week

Norwegian Krone Overnight Deposit

Stockholm Interbank Offered Rate

Stockholm Interbank Offered Rate Overnight

Tel Aviv Interbank Offered Rate Overnight

[2]	Amount includes $(4,065,249) of net dividends and financing fees.

[3]	Amount includes $7,971,179 of net dividends and financing fees and $4,878,691 of unrealized currency gain.

[4]	Amount includes $(3,252,801) of net dividends and financing fees.

[5]	Amount includes $(321,350) of net dividends and financing fees and $5,139,412 of unrealized currency gain.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America
N.A. as of July 31, 2015, expiration date 2/23/16:
	Shares	Value
Reference Entity — Long
Ireland
Ingersoll-Rand PLC	1,902	$116,783
King Digital Entertainment PLC	164,068	2,547,976

		2,664,759
Israel
Check Point Software Technologies Ltd.	58,354	4,713,253
Netherlands
AerCap Holdings NV	64,026	2,998,978
United States
Activision Blizzard, Inc.	49,830	1,285,116
Alere, Inc.	4,194	203,870
Ally Financial, Inc.	179,022	4,076,331
Amkor Technology, Inc.	40,774	179,813
AMN Healthcare Services, Inc.	56,154	1,652,612
AmTrust Financial Services, Inc.	16,010	1,112,855
Apple Hospitality REIT, Inc.	2,512	45,568
Apple, Inc.	126,916	15,394,911
Applied Materials, Inc.	128,604	2,232,565
ArcBest Corp.	15,146	500,575
Avista Corp.	15,392	508,244
Axalta Coating Systems, Ltd.	50,721	1,613,435
Best Buy Co., Inc.	52,314	1,689,219
Black Knight Financial Services, Inc., Class A	9,087	296,054
Boise Cascade Co.	7,029	233,222
Booz Allen Hamilton Holding Corp.	182,741	5,067,408
Cal-Maine Foods, Inc.	21,788	1,180,038
Cambrex Corp.	29,077	1,432,042
Cameron International Corp.	56,280	2,839,889
Cardinal Health, Inc.	139,476	11,852,670
CBS Corp., Class B	558,846	29,881,496
CenterPoint Energy, Inc.	116,403	2,251,234
The Chemours Co.	127,499	1,392,289
Cirrus Logic, Inc.	57,251	1,889,856
Coca-Cola Enterprises, Inc.	225,972	11,542,650
Dick’s Sporting Goods, Inc.	18,323	934,107
DSW, Inc., Class A	3,046	99,056
DuPont Fabros Technology, Inc.	57,650	1,738,147
eBay, Inc.	153,062	4,304,103
Electronic Arts, Inc.	83,346	5,963,406
Energizer Holdings, Inc.	41,824	1,610,642
EOG Resources, Inc.	189,287	14,611,064
Essent Group Ltd.	311,347	9,113,127
EverBank Financial Corp.	142,561	2,842,666
Expedia, Inc.	1,775	215,556
Express Scripts Holding Co.	13,681	1,232,248
Express, Inc.	4,947	94,191
F5 Networks, Inc.	30,379	4,075,039
FactSet Research Systems, Inc.	282	46,716
FedEx Corp.	2,622	449,463
First Midwest Bancorp, Inc.	5,171	97,060
GameStop Corp., Class A	19,768	906,363
General Dynamics Corp.	37,727	5,625,473
Globe Specialty Metals, Inc.	36,394	561,923
The Greenbrier Cos., Inc.	4,615	211,136
Harris Corp.	2,487	206,272
Hartford Financial Services Group, Inc.	50,891	2,419,867
Hasbro, Inc.	9,650	759,841
HEICO Corp.	926	50,773
The Home Depot, Inc.	14,754	1,726,661
HSN, Inc.	6,178	454,145
Iconix Brand Group, Inc.	207,815	4,515,820
	Shares	Value
Reference Entity — Long (continued)
United States (continued)
ICU Medical, Inc.	17,772	$1,775,778
INC Research Holdings, Inc., Class A	4,792	239,744
IntercontinentalExchange Group, Inc.	5,145	1,173,266
Interface, Inc.	9,733	252,766
Intuit, Inc.	68,492	7,244,399
Invesco Ltd.	165,468	6,387,065
Kaiser Aluminum Corp.	142,421	12,027,453
KAR Auction Services, Inc.	1,749	68,089
Keysight Technologies, Inc.	272,515	8,322,608
Kimberly-Clark Corp.	3,294	378,711
Knoll, Inc.	21,196	512,943
Lancaster Colony Corp.	2,526	235,448
Level 3 Communications, Inc.	78,858	3,982,329
Liberty Interactive Corp., Series A	21,810	633,581
Liberty TripAdvisor Holdings, Inc., Series A	66,271	1,941,078
Liberty Ventures, Series A	47,603	1,974,572
LifeLock, Inc.	12,211	96,711
Lions Gate Entertainment Corp.	2,712	106,256
LogMeIn, Inc.	36,329	2,673,088
Lowe’s Cos., Inc.	221,241	15,345,276
LyondellBasell Industries NV, Class A	144,254	13,535,353
Marathon Petroleum Corp.	38,271	2,092,276
Masco Corp.	10,520	277,623
National Instruments Corp.	5,859	169,677
Nationstar Mortgage Holdings, Inc.	25,857	479,647
NIKE, Inc., Class B	14,295	1,647,070
Northwest Bancshares, Inc.	28,587	362,769
NuVasive, Inc.	17,189	945,567
Orbital ATK, Inc.	1,274	90,390
Outerwall, Inc.	11,077	784,473
PACCAR, Inc.	4,963	321,801
PepsiCo, Inc.	10,558	1,017,263
Perrigo Co. PLC	14,286	2,745,769
Pilgrim’s Pride Corp.	231,715	5,014,313
PRA Health Sciences, Inc.	27,517	1,155,439
Prestige Brands Holdings, Inc.	64,035	3,049,347
Progress Software Corp.	68,177	2,023,493
PTC, Inc.	23,194	843,102
Qorvo, Inc.	42,950	2,488,952
RLJ Lodging Trust	70,258	2,095,796
Rogers Corp.	8,118	454,364
Schlumberger Ltd.	8,107	671,422
The Scotts Miracle-Gro Co., Class A	771	46,561
Scripps Networks Interactive, Inc., Class A	87,737	5,490,581
Select Comfort Corp.	1,928	50,205
ServiceMaster Global Holdings, Inc.	20,153	780,526
Shake Shack, Inc., Class A	10,189	693,361
South State Corp.	59,365	4,613,848
Southwest Airlines Co.	56,741	2,054,024
Stanley Black & Decker, Inc.	85,816	9,052,730
Supervalu, Inc.	42,386	390,799
Talen Energy Corp.	83,279	1,309,979
Telephone & Data Systems, Inc.	31,353	922,092
Tessera Technologies, Inc.	151,855	5,263,294
Time Warner, Inc.	84,586	7,446,951
TiVo, Inc.	71,572	712,857
TJX Cos., Inc.	29,045	2,027,922
TopBuild Corp.	47,028	1,352,525
TRI Pointe Homes, Inc.	203,645	3,013,946
Trinity Industries, Inc.	25,047	732,875
United Continental Holdings, Inc.	143,689	8,102,623
Valero Energy Corp.	115,713	7,590,773
VCA, Inc.	13,868	853,298
Viacom, Inc., Class B	61,916	3,529,212
Virtu Financial, Inc., Class A	51,706	1,215,091
VMware, Inc., Class A	3,268	291,277

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (concluded)
United States (concluded)
Voya Financial, Inc.	182,971	$8,590,488
Wintrust Financial Corp.	4,347	234,390
Zeltiq Aesthetics, Inc.	11,779	404,609
Zoetis, Inc.	89,807	4,398,747

		354,021,478
Total Reference Entity — Long		364,398,468

Reference Entity — Short
Bermuda
Marvell Technology Group, Ltd.	(9,281)	(115,455)
United States
A Schulman, Inc.	(14,956)	(556,812)
Abercrombie & Fitch Co., Class A	(18,107)	(363,770)
Adeptus Health, Inc., Class A	(965)	(106,044)
ADTRAN, Inc.	(5,141)	(84,826)
Advance Auto Parts, Inc.	(68,974)	(12,015,961)
Advanced Drainage Systems, Inc.	(51,723)	(1,439,451)
AECOM Technology Corp.	(4,792)	(147,737)
AES Corp.	(62,981)	(806,157)
AGCO Corp.	(26,308)	(1,447,203)
Akorn, Inc.	(3,337)	(153,869)
Allegheny Technologies, Inc.	(5,182)	(110,480)
Allegiant Travel Co.	(27,247)	(5,796,254)
ALLETE, Inc.	(55,114)	(2,661,455)
Alliance Data Systems Corp.	(4,943)	(1,359,523)
Amedisys, Inc.	(21,526)	(939,179)
American Capital Agency Corp.	(9,738)	(187,554)
American Express Co.	(29,374)	(2,234,186)
Amphenol Corp., Class A	(7,572)	(427,136)
Anixter International, Inc.	(15,538)	(1,028,771)
Annaly Capital Management, Inc.	(311,890)	(3,103,305)
ANSYS, Inc.	(756)	(71,177)
Ascena Retail Group, Inc.	(39,461)	(494,052)
Atwood Oceanics, Inc.	(11,002)	(228,842)
AutoZone, Inc.	(6,248)	(4,379,473)
Avon Products, Inc.	(4,791)	(27,165)
Bank of Hawaii Corp.	(8,827)	(595,558)
BankUnited, Inc.	(1,380)	(50,398)
Belden, Inc.	(41,243)	(2,442,823)
Benefitfocus, Inc.	(1,178)	(43,869)
The Brink’s Co.	(71,317)	(2,227,230)
Bristow Group, Inc.	(25,046)	(1,128,322)
Buffalo Wild Wings, Inc.	(6,671)	(1,304,714)
Caesars Entertainment Corp.	(40,453)	(210,760)
Campbell Soup Co.	(66,081)	(3,258,454)
Carpenter Technology Corp.	(3,439)	(129,100)
Carrizo Oil & Gas, Inc.	(4,441)	(169,335)
Centene Corp.	(1,953)	(136,964)
Chart Industries, Inc.	(15,316)	(418,127)
Cheniere Energy, Inc.	(171,045)	(11,796,974)
Chipotle Mexican Grill, Inc.	(14,511)	(10,770,500)
Churchill Downs, Inc.	(930)	(125,606)
Cimarex Energy Co.	(52,196)	(5,434,648)
Clean Harbors, Inc.	(35,628)	(1,764,299)
Coach, Inc.	(93,285)	(2,910,492)
Cobalt International Energy, Inc.	(14,672)	(113,121)
Colfax Corp.	(4,020)	(153,323)
Colony Capital, Inc.	(68,410)	(1,554,275)
Compass Minerals International, Inc.	(5,168)	(413,440)
comScore, Inc.	(18,836)	(1,101,906)
ConAgra Foods, Inc.	(83,765)	(3,690,686)
CONSOL Energy, Inc.	(225,445)	(3,724,351)
	Shares	Value
Reference Entity — Short (continued)
United States (continued)
CoStar Group, Inc.	(250)	$(50,322)
Credit Acceptance Corp.	(14,262)	(3,425,875)
Cree, Inc.	(22,510)	(554,871)
Crocs, Inc.	(471,335)	(7,414,100)
Cypress Semiconductor Corp.	(48,838)	(560,660)
Deere & Co.	(46,666)	(4,413,204)
DeVry, Inc.	(72,745)	(2,209,993)
Diebold, Inc.	(59,230)	(2,016,781)
Dillard’s, Inc., Class A	(42,349)	(4,314,516)
DISH Network Corp.	(43,101)	(2,784,756)
Donaldson Co., Inc.	(26,249)	(881,966)
Douglas Emmett, Inc.	(9,787)	(286,857)
Eclipse Resources Corp.	(11,263)	(43,363)
Electronics For Imaging, Inc.	(8)	(366)
EMCOR Group, Inc.	(8)	(383)
EnerSys	(4,633)	(289,331)
Entegris, Inc.	(3,700)	(54,815)
Equinix, Inc.	(1,628)	(454,065)
Esterline Technologies Corp.	(1,072)	(95,043)
The EW Scripps Co.	(2,409)	(52,926)
FEI Co.	(60,651)	(5,214,166)
First Niagara Financial Group, Inc.	(136,632)	(1,326,697)
FirstMerit Corp.	(3,252)	(60,942)
FleetCor Technologies, Inc.	(35,468)	(5,491,156)
Flowserve Corp.	(7,896)	(371,033)
FMC Corp.	(81,116)	(3,937,371)
Forward Air Corp.	(9,245)	(448,845)
Franklin Electric Co., Inc.	(3,667)	(105,830)
Freeport-McMoRan, Inc.	(37,883)	(445,125)
Generac Holdings, Inc.	(13,869)	(486,386)
Gentherm, Inc.	(927)	(46,656)
Gogo, Inc.	(13,551)	(247,035)
Green Dot Corp., Class A	(10,071)	(208,671)
Guess?, Inc.	(193,812)	(4,242,545)
HB Fuller Co.	(6)	(240)
Healthcare Services Group, Inc.	(105,267)	(3,674,871)
Healthcare Trust of America, Inc., Class A	(1,954)	(49,104)
HealthEquity, Inc.	(31,244)	(1,051,673)
Hecla Mining Co.	(260,844)	(547,772)
Helix Energy Solutions Group, Inc.	(7,207)	(60,323)
Helmerich & Payne, Inc.	(103,871)	(5,997,512)
Henry Schein, Inc.	(719)	(106,398)
The Howard Hughes Corp.	(373)	(50,713)
Hudson City Bancorp, Inc.	(623,595)	(6,429,264)
Huron Consulting Group, Inc.	(659)	(50,394)
IHS, Inc., Class A	(1,021)	(127,656)
Impax Laboratories, Inc.	(111,656)	(5,410,850)
Interactive Brokers Group, Inc., Class A	(21,194)	(850,939)
Jacobs Engineering Group, Inc.	(32,765)	(1,380,062)
Journal Media Group, Inc.	(1)	(8)
Joy Global, Inc.	(13,012)	(343,647)
KapStone Paper and Packaging Corp.	(3,992)	(93,413)
KB Home	(4,950)	(79,101)
KBR, Inc.	(20,241)	(353,610)
Kennametal, Inc.	(9,596)	(304,097)
Kindred Healthcare, Inc.	(14,081)	(290,491)
Lennox International, Inc.	(3,157)	(372,747)
LinkedIn Corp.	(19,065)	(3,875,152)
Loews Corp.	(20,769)	(791,507)
Louisiana-Pacific Corp.	(653,724)	(9,635,892)
Macy’s, Inc.	(10,693)	(738,459)
Magnum Hunter Resources Corp.,	(60)	—
Martin Marietta Materials, Inc.	(50,987)	(7,995,781)
Mattel, Inc.	(33,538)	(778,417)
Matthews International Corp., Class A	(13,851)	(745,876)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
MBIA, Inc.	(15,034)	$(89,452)
McDonald’s Corp.	(7,718)	(770,719)
Medical Properties Trust, Inc.	(4,576)	(62,554)
The Men’s Wearhouse, Inc.	(49,106)	(2,922,789)
Mercury General Corp.	(74,591)	(4,210,662)
Minerals Technologies, Inc.	(2,561)	(165,825)
Morningstar, Inc.	(5,715)	(486,861)
MSA Safety, Inc.	(6,163)	(318,319)
National Fuel Gas Co.	(218,938)	(11,837,978)
Navient Corp.	(8,415)	(132,115)
Neogen Corp.	(5,356)	(311,666)
NETGEAR, Inc.	(1,356)	(45,412)
NetSuite, Inc.	(1,136)	(112,282)
Nevro Corp.	(8,732)	(443,324)
New Senior Investment Group, Inc.	(33,695)	(436,013)
New York REIT, Inc.	(103,343)	(1,070,633)
The New York Times Co.	(19,090)	(252,370)
Newfield Exploration Co.	(4,615)	(151,326)
Nucor Corp.	(126,164)	(5,568,879)
Oceaneering International, Inc.	(4,478)	(179,210)
Olin Corp.	(99,168)	(2,279,872)
Omnicom Group, Inc.	(55,363)	(4,045,928)
ONEOK, Inc.	(11,200)	(423,248)
Owens & Minor, Inc.	(3,320)	(116,731)
Pandora Media, Inc.	(27,438)	(480,714)
Panera Bread Co., Class A	(26,687)	(5,447,350)
Patterson-UTI Energy, Inc.	(13,177)	(217,223)
Plantronics, Inc.	(34,278)	(1,990,866)
Plexus Corp.	(1,869)	(71,284)
Plum Creek Timber Co., Inc.	(12,017)	(492,697)
Post Holdings, Inc.	(43,973)	(2,363,109)
Praxair, Inc.	(26,299)	(3,001,768)
PriceSmart, Inc.	(8,135)	(788,363)
Qualys, Inc.	(7,918)	(292,649)
Rambus, Inc.	(11,058)	(144,749)
Rayonier, Inc.	(81,327)	(2,000,644)
Relypsa, Inc.	(37,500)	(1,241,625)
Royal Caribbean Cruises, Ltd.	(1,414)	(127,048)
RPC, Inc.	(9,770)	(120,171)
RSP Permian, Inc.	(33,121)	(821,401)
SanDisk Corp.	(128,251)	(7,732,253)
Sanmina Corp.	(30,863)	(681,146)
Schweitzer-Mauduit International, Inc.	(16,198)	(643,061)
Scientific Games Corp.	(155,048)	(2,341,225)
Select Medical Holdings Corp.	(9,387)	(135,454)
Sensient Technologies Corp.	(14,350)	(981,396)
ServiceNow, Inc.	(20,019)	(1,611,529)
Skechers U.S.A., Inc., Class A	(404)	(60,782)
SLM Corp.	(4,925)	(44,965)
Snyder’s-Lance, Inc.	(11,261)	(366,208)
Solera Holdings, Inc.	(6)	(220)
Sotheby’s	(196,708)	(8,228,296)
Southwestern Energy Co.	(180,412)	(3,355,663)
Spirit Airlines, Inc.	(5,878)	(351,622)
SPX Corp.	(24,288)	(1,588,678)
Stamps.com, Inc.	(2,556)	(175,342)
State Street Corp.	(139,030)	(10,644,137)
Stillwater Mining Co.	(102,624)	(976,980)
Sun Communities, Inc.	(40,503)	(2,815,364)
SunEdison, Inc.	(429,152)	(9,990,659)
SunPower Corp.	(21,756)	(588,065)
Superior Energy Services, Inc.	(38,273)	(650,641)
Synaptics, Inc.	(15,374)	(1,220,388)
Synergy Resources Corp.	(21,261)	(206,870)
SYNNEX Corp.	(57,909)	(4,379,658)
	Shares	Value
Reference Entity — Short (concluded)
United States (concluded)
Targa Resources Corp.	(11,785)	$(1,042,383)
TECO Energy, Inc.	(38,232)	(845,692)
Tempur Sealy International, Inc.	(17,797)	(1,344,563)
Terex Corp.	(43,059)	(954,187)
Tetraphase Pharmaceuticals, Inc.	(1,622)	(77,126)
TimkenSteel Corp.	(44,568)	(830,302)
Tupperware Brands Corp.	(766)	(44,788)
Twitter, Inc.	(46,777)	(1,450,555)
Two Harbors Investment Corp.	(296,804)	(3,033,337)
Ubiquiti Networks, Inc.	(55,799)	(1,797,844)
Under Armour, Inc., Class A	(38,680)	(3,842,084)
United Natural Foods, Inc.	(106,238)	(4,837,016)
United States Steel Corp.	(121,919)	(2,373,763)
Universal Corp.	(38,095)	(2,173,320)
Universal Display Corp.	(29,816)	(1,422,521)
US Ecology, Inc.	(54,305)	(2,492,056)
Valmont Industries, Inc.	(2,454)	(272,958)
Veeco Instruments, Inc.	(3,992)	(103,313)
Virtus Investment Partners, Inc.	(24,771)	(2,993,823)
WABCO Holdings, Inc.	(9,864)	(1,217,908)
WebMD Health Corp.	(27,768)	(1,210,129)
The Wendy’s Co.	(292,981)	(3,005,985)
WEX, Inc.	(3,225)	(329,079)
WisdomTree Investments, Inc.	(70,671)	(1,759,708)
Wolverine World Wide, Inc.	(286,003)	(8,385,608)
Wynn Resorts Ltd.	(43,226)	(4,462,220)
Zebra Technologies Corp., Class A	(487)	(52,417)

		(368,723,393)
Total Reference Entity — Short		(368,838,848)
Net Value of Reference Entity — Bank of America N.A.		(4,440,380)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with

Deutsche Bank AG as of July 31, 2015, expiration dates 1/04/16 — 6/24/16

Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	509,902	3,189,568
Australia & New Zealand Banking Group Ltd.	277,482	6,617,517
BHP Billiton Ltd.	18,703	361,106
Caltex Australia Ltd.	125,676	3,165,914
Challenger Ltd.	129,144	675,643
Cochlear Ltd.	107	7,131
CSR Ltd.	1,239,584	3,382,541
DUET Group	619,790	995,890
DuluxGroup Ltd.	360,074	1,597,591
Fairfax Media Ltd.	4,061,820	2,518,469
Federation Centres Ltd.	884,587	1,935,974
Iluka Resources Ltd.	90,599	520,038
Macquarie Atlas Roads Group	477,540	1,191,573
Magellan Financial Group Ltd.	129,690	1,752,919
Mirvac Group	253,380	349,075
National Australia Bank Ltd.	2,063	52,357
Newcrest Mining Ltd.	439,602	3,636,253
Nufarm, Ltd.	21,848	123,049
Orora Ltd.	705,707	1,200,570
Perpetual Ltd.	7,991	261,153
Platinum Asset Management Ltd.	37,851	209,252
Qantas Airways Ltd.	899,897	2,459,061
REA Group Ltd.	119,476	3,776,468
Rio Tinto Ltd.	157,819	6,062,963
Sonic Healthcare Ltd.	178,456	2,692,577

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Australia (concluded)
Spotless Group Holdings Ltd.	353,907	$505,137
Stockland	76,006	235,587
Sydney Airport	2,126,419	8,707,036
Transpacific Industries Group, Ltd.	184,787	95,584
Wesfarmers Ltd.	112,677	3,487,532
Westpac Banking Corp.	75,263	1,913,658
Woodside Petroleum Ltd.	7,163	186,249

		63,865,435
Austria
ams AG	76,789	3,329,825
Andritz AG	16,675	930,020
Vienna Insurance Group AG	55,582	1,916,988
Voestalpine AG	139,943	6,000,290

		12,177,123
Canada
Aimia, Inc.	31,892	344,805
Air Canada	321,350	2,891,990
Bank of Nova Scotia	142,246	6,981,512
BCE, Inc.	37,732	1,553,017
Cogeco Cable, Inc.	27,437	1,535,431
Constellation Software, Inc.	4,560	2,027,550
Dollarama, Inc.	2,682	159,646
Domtar Corp.	155,309	6,316,386
Emera, Inc.	265	8,838
Enerplus Corp.	7,130	45,304
Gibson Energy, Inc.	21,345	314,663
Great-West Lifeco, Inc.	11,602	328,584
Intact Financial Corp.	72,254	4,983,225
Interfor Corp.	53,373	659,485
Linamar Corp.	100,883	6,156,266
Lundin Mining Corp.	10,291	37,140
Methanex Corp.	27,419	1,235,674
Metro, Inc.	41,722	1,135,364
Power Corp. of Canada	31,886	749,699
Raging River Exploration, Inc.	162,574	983,263
Royal Bank of Canada	32,814	1,913,366
TELUS Corp.	191,134	6,525,315
The Toronto-Dominion Bank	4,244	171,240
West Fraser Timber Co. Ltd.	10,765	473,698

		47,531,461
Denmark
NKT Holding A/S	48,229	2,704,301
Finland
Kone OYJ, Class B	208,962	8,769,402
France
BioMerieux	1,253	145,586
Cap Gemini SA	4,569	436,483
Credit Agricole SA	274,388	4,317,390
Faurecia	35,671	1,368,606
Gecina SA	5,608	718,446
Ipsen SA	21,175	1,364,414
L’Oreal SA	2,248	420,180
Lafarge SA	5	290
Orange SA	173,791	2,858,905
Orpea	1,822	137,590
Peugeot SA	63,574	1,271,718
Renault SA	597	54,958
Rubis SCA	3,769	271,042
SEB SA	5,885	593,989
Technip SA	786	44,663
Thales SA	18,762	1,267,891
Vivendi SA	180,592	4,745,389

		20,017,540
	Shares	Value
Reference Entity — Long (continued)
Germany
Daimler AG, Registered Shares	15,909	$1,423,154
Evonik Industries AG	9,642	386,406
Solarworld AG	10	170

		1,809,730
Hong Kong
Champion REIT	94,000	52,139
CK Hutchison Holdings Ltd.	208,000	3,087,444
CLP Holdings Ltd.	413,500	3,511,657
HKT Trust & HKT Ltd.	219,000	266,677
Hutchison Telecommunications Hong Kong Holdings, Ltd.	450,000	197,310
Kerry Properties Ltd.	556,000	2,075,574
Sino Land Co. Ltd.	94,000	145,853
Swire Properties Ltd.	94,600	304,172
Techtronic Industries Co.	154,500	544,081

		10,184,907
Ireland
DCC PLC	18,235	1,441,006
Italy
Anima Holding SpA	260,220	2,666,586
Assicurazioni Generali SpA	32,098	632,563
Banca Generali SpA	1,347	44,321
Banca Popolare di Milano Scarl	1,403,943	1,518,563
FinecoBank Banca Fineco SpA	91,463	728,528
Hera SpA	33,635	84,841
Intesa Sanpaolo SpA	137,325	528,719
Mediobanca SpA	695,487	7,579,422
Moncler SpA	472,513	9,600,347
Parmalat SpA	43,539	114,569
Recordati SpA	48,892	1,217,699
Salini Impregilo SpA	9,798	46,751

		24,762,909
Japan
ABC-Mart, Inc.	26,300	1,579,109
Ajinomoto Co., Inc.	17,000	390,957
ANA Holdings, Inc.	119,000	378,931
Asahi Kasei Corp.	55,000	417,796
Astellas Pharma, Inc.	86,700	1,305,002
Calbee, Inc.	35,800	1,595,183
COMSYS Holdings Corp.	207,800	3,150,288
Daicel Corp.	17,400	235,841
Disco Corp.	96,400	7,448,747
FamilyMart Co. Ltd.	3,200	154,649
Fuji Electric Co. Ltd.	492,000	2,034,051
Fuji Heavy Industries Ltd.	62,600	2,312,914
Fujitsu General Ltd.	282,000	4,001,482
Glory Ltd.	13,300	386,718
Haseko Corp.	685,600	8,681,714
Hazama Ando Corp.	132,600	702,341
Hitachi Metals Ltd.	19,000	282,474
Hoya Corp.	77,900	3,294,258
Ichigo Group Holdings Co. Ltd.	106,900	263,805
Iida Group Holdings Co. Ltd.	118,800	2,085,237
Isuzu Motors Ltd.	148,400	2,054,186
Japan Aviation Electronics Industry, Ltd.	93,000	2,067,621
Japan Tobacco, Inc.	444,200	17,242,357
Jin Co. Ltd.	1,200	58,451
Kakaku.com, Inc.	18,500	294,061
Kaken Pharmaceutical Co. Ltd.	38,000	1,415,819
Kanamoto Co. Ltd.	87,000	2,110,497
Konami Corp.	15,600	325,338
Maeda Corp.	7,000	47,381
Mitsubishi Electric Corp.	22,000	236,285

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (concluded)
Mitsubishi Gas Chemical Co., Inc.	157,000	$870,930
Mitsubishi Materials Corp.	396,000	1,433,546
MonotaRO Co. Ltd.	7,600	400,020
Murata Manufacturing Co. Ltd.	700	103,707
Nippon Telegraph & Telephone Corp.	407,300	15,686,233
Nishimatsu Construction Co. Ltd.	35,000	127,778
Nissan Motor Co. Ltd.	452,100	4,301,516
Nomura Real Estate Holdings, Inc.	6,800	135,605
North Pacific Bank, Ltd.	12,900	56,659
NTT DoCoMo, Inc.	135,400	2,859,016
Obic Co. Ltd.	10,400	493,429
Oki Electric Industry Co. Ltd.	4,326,000	8,890,978
OSG Corp.	46,300	986,390
Pigeon Corp.	6,900	209,806
Rohto Pharmaceutical Co. Ltd.	84,800	1,505,632
Sawai Pharmaceutical Co. Ltd.	2,100	128,541
Seiko Holdings Corp.	109,000	583,355
Senshu Ikeda Holdings, Inc.	364,500	1,662,242
The Shiga Bank, Ltd.	22,000	117,080
Shimano, Inc.	300	41,590
Shinmaywa Industries, Ltd.	39,000	394,745
Shochiku Co. Ltd.	55,000	451,434
SKY Perfect JSAT Holdings, Inc.	17,100	85,838
Skylark Co. Ltd.	102,500	1,482,660
Sompo Japan Nipponkoa Holdings, Inc.	116,500	4,104,631
Stanley Electric Co. Ltd.	4,400	93,930
Start Today Co. Ltd.	38,100	1,219,463
Sumitomo Dainippon Pharma Co. Ltd.	18,400	220,031
Sumitomo Electric Industries Ltd.	76,100	1,135,006
Sumitomo Mitsui Trust Holdings, Inc.	56,000	260,099
Sumitomo Real Estate Sales Co. Ltd.	10,200	271,869
Tadano Ltd.	266,000	4,285,739
Takata Corp.	53,400	540,316
Temp Holdings Co. Ltd.	7,600	313,921
Toho Co. Ltd.	17,600	416,402
Toho Holdings Co. Ltd.	2,000	49,746
Tokyo Ohka Kogyo Co. Ltd.	2,700	73,904
Tokyo Seimitsu Co. Ltd.	11,600	230,156
Tokyo Steel Manufacturing Co. Ltd.	265,300	1,817,987
Topcon Corp.	162,300	3,640,184
Tosoh Corp.	31,000	161,606
Yakult Honsha Co. Ltd.	1,400	92,899
Zeon Corp.	26,000	251,902

		128,742,014
Luxembourg
Altice SA	3,134	395,821
Netherlands
GrandVision NV	13,184	322,165
ING Groep NV CVA	641,513	10,910,311
Koninklijke Philips Electronics NV	7,247	201,947
NN Group NV	105,080	3,237,767
TKH Group NV	3,590	154,046

		14,826,236
New Zealand
Meridian Energy, Ltd.	82,426	122,418
Norway
Aker Solutions ASA	251,699	1,001,812
Norsk Hydro ASA	2,851,942	10,635,490
Orkla ASA	425,360	3,390,023
Statoil ASA	567,227	9,562,677
Subsea 7 SA	138,044	1,209,449

		25,799,451
	Shares	Value
Reference Entity — Long (concluded)
Singapore
City Developments Ltd.	219,700	$1,495,233
ComfortDelGro Corp. Ltd.	463,400	1,016,925

		2,512,158
Spain
Aena SA	13,463	1,482,228
Almirall SA	26,511	521,367
Banco Popular Espanol SA	127,391	585,036
CaixaBank SA	163,511	729,696
Ebro Foods SA	81,827	1,632,091
Ferrovial SA	4,675	113,693
Gamesa Corp. Tecnologica SA	3,165	50,124
Inditex SA	204,041	6,996,168
Mediaset Espana Comunicacion SA	818,918	10,295,214
Repsol SA	113,564	1,908,603
Sacyr SA	2,447	8,440
Tecnicas Reunidas SA	8,178	416,417
Telefonica SA	109,915	1,685,955

		26,425,032
Sweden
Intrum Justitia AB	80,880	2,750,506
Peab AB	223,806	1,694,764

		4,445,270
Switzerland
Partners Group Holding AG	1,812	605,883
Roche Holding AG	10,109	2,920,719
Swiss Life Holding AG, Registered Shares	7,918	1,868,232

		5,394,834
United Kingdom
Dixons Carphone PLC	83,353	593,133
Domino’s Pizza Group PLC	99,850	1,399,479
Indivior PLC	300,320	1,237,209
ITV PLC	3,476,691	15,213,224
John Wood Group PLC	45,643	444,393
Mondi PLC	152,107	3,651,358
Prudential PLC	81,247	1,911,371
Qinetiq Group PLC	167,461	619,301
Rio Tinto PLC	35,029	1,354,960
Sky PLC	70,370	1,250,987
Travis Perkins PLC	13,525	474,237

		28,149,652
Total Reference Entity — Long		430,076,700

Reference Entity — Short
Australia
BlueScope Steel, Ltd.	(113,522)	(299,866)
carsales.com, Ltd.	(6,594)	(52,197)
TPG Telecom, Ltd.	(178,649)	(1,240,994)

		(1,593,057)
Belgium
Euronav NV	(10,022)	(153,094)
NV Bekaert SA	(30,950)	(904,878)

		(1,057,972)
Canada
BlackBerry, Ltd.	(364,264)	(2,824,205)
Canadian Western Bank	(1,899)	(35,719)
Cineplex, Inc.	(18,464)	(672,573)
Concordia Healthcare Corp.	(12,116)	(964,481)
First Capital Realty, Inc.	(16,023)	(226,774)

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Canada (concluded)
First Quantum Minerals, Ltd.	(30,749)	$(245,691)
FirstService Corp.	(1,967)	(58,806)
Imperial Oil, Ltd.	(97,012)	(3,589,411)
Northland Power, Inc.	(28,186)	(344,607)
Russel Metals, Inc.	(20,899)	(310,005)
Saputo, Inc.	(168,539)	(3,862,151)
Silver Wheaton Corp.	(7,771)	(101,724)
Veresen, Inc.	(32,170)	(364,045)

		(13,600,192)
Denmark
Coloplast A/S	(7,747)	(559,000)
H Lundbeck A/S	(81,259)	(1,921,999)
Topdanmark A/S	(31,360)	(866,563)
William Demant Holding A/S	(10,372)	(789,938)

		(4,137,500)
Finland
Cargotec OYJ	(33,934)	(1,179,743)
Konecranes OYJ	(44,388)	(1,374,153)
Stora Enso OYJ, R Shares	(630,808)	(5,939,147)

		(8,493,043)
France
Edenred	(262,190)	(6,535,121)
Kering	(42,682)	(8,219,523)
Schneider Electric SA	(93,292)	(6,507,883)
Teleperformance	(23,166)	(1,719,884)
Zodiac Aerospace	(84,126)	(2,507,614)

		(25,490,025)
Germany
Axel Springer SE	(52,198)	(2,925,491)
Bayerische Motoren Werke AG	(36,351)	(3,645,122)
Commerzbank AG	(43,236)	(559,152)
Deutsche Annington Immobilien SE	(29,353)	(915,811)
Deutsche Euroshop AG	(34,333)	(1,534,476)
Deutsche Wohnen AG	(57,733)	(1,424,396)
Fraport AG Frankfurt Airport Services Worldwide	(31,578)	(2,073,325)
Infineon Technologies AG	(9,116)	(102,256)
LEG Immobilien AG	(11,234)	(817,528)
Leoni AG	(1,923)	(121,844)
Merck KGaA	(20,001)	(2,035,386)
Puma SE	(6,951)	(1,318,381)
United Internet AG	(7,966)	(393,723)
Wirecard AG	(1,754)	(69,499)

		(17,936,390)
Hong Kong
ASM Pacific Technology, Ltd.	(701,500)	(6,346,268)
Chow Tai Fook Jewellery Group, Ltd.	(2,606,400)	(2,542,709)
Esprit Holdings Ltd.	(2,542,806)	(2,436,875)
Melco International Development, Ltd.	(266,000)	(455,611)
Power Assets Holdings, Ltd.	(21,500)	(202,518)
Swire Pacific, Ltd.	(4,000)	(51,227)
WH Group, Ltd.	(51,500)	(32,987)

		(12,068,195)
Ireland
CRH PLC	(693,742)	(20,632,011)
Experian PLC	(285,725)	(5,356,954)
Greencore Group PLC	(4,739)	(23,416)
Kerry Group PLC	(667)	(50,686)

		(26,063,067)
Japan
Advantest Corp.	(107,700)	(941,307)
	Shares	Value
Reference Entity — Short (continued)
Japan (concluded)
Aeon Co. Ltd.	(442,100)	$(6,755,621)
Aiful Corp.	(55,200)	(190,020)
Asahi Glass Co. Ltd.	(1,263,000)	(7,399,625)
Brother Industries, Ltd.	(30,300)	(418,567)
Coca-Cola East Japan Co. Ltd.	(148,500)	(2,732,373)
Coca-Cola West Co. Ltd.	(6,200)	(124,883)
GMO internet, Inc.	(3,700)	(61,828)
GS Yuasa Corp.	(218,000)	(869,882)
H2O Retailing Corp.	(2,200)	(45,914)
Hakuhodo DY Holdings, Inc.	(4,700)	(52,514)
HIS Co. Ltd.	(21,400)	(778,184)
Hokuriku Electric Power Co.	(30,300)	(465,782)
IHI Corp.	(225,000)	(894,199)
Isetan Mitsukoshi Holdings, Ltd.	(18,400)	(334,722)
K’s Holdings Corp.	(44,300)	(1,408,496)
The Kansai Electric Power Co., Inc.	(199,900)	(2,710,500)
Kawasaki Kisen Kaisha, Ltd.	(48,000)	(107,159)
Kyocera Corp.	(82,600)	(4,253,034)
Makita Corp.	(21,200)	(1,170,392)
Maruichi Steel Tube, Ltd.	(68,800)	(1,772,659)
Mitsubishi Logistics Corp.	(117,000)	(1,699,907)
Mitsubishi UFJ Financial Group, Inc.	(198,400)	(1,443,774)
NGK Insulators, Ltd.	(111,000)	(2,844,899)
Nihon M&A Center, Inc.	(2,400)	(98,821)
Nippon Electric Glass Co. Ltd.	(842,000)	(4,085,632)
Nippon Paint Co. Ltd.	(168,100)	(4,818,114)
Nippon Sheet Glass Co. Ltd.	(112,000)	(115,504)
Okasan Securities Group, Inc.	(14,000)	(100,079)
Onward Holdings Co. Ltd.	(292,000)	(1,892,434)
Rakuten, Inc.	(61,500)	(988,307)
Ricoh Co. Ltd.	(227,800)	(2,247,416)
Rohm Co. Ltd.	(16,500)	(954,004)
Sapporo Holdings, Ltd.	(60,000)	(228,261)
SCREEN Holdings Co. Ltd.	(88,000)	(462,422)
Shimachu Co. Ltd.	(6,700)	(185,711)
Ship Healthcare Holdings, Inc.	(4,000)	(84,771)
Shiseido Co. Ltd.	(136,600)	(3,304,124)
Sohgo Security Services Co. Ltd.	(10,700)	(474,437)
Sony Corp.	(4,200)	(119,055)
Sumco Corp.	(77,300)	(771,773)
Sumitomo Forestry Co. Ltd.	(36,200)	(429,302)
Suzuki Motor Corp.	(141,400)	(4,922,417)
Taisho Pharmaceutical Holdings Co. Ltd.	(4,400)	(295,238)
Tokai Tokyo Financial Holdings, Inc.	(58,900)	(449,888)
Tokyo Broadcasting System Holdings, Inc.	(56,300)	(820,414)
Tokyo Electron, Ltd.	(35,300)	(1,948,770)
Toray Industries, Inc.	(70,000)	(557,016)
TOTO, Ltd.	(491,000)	(7,992,092)
Toyo Seikan Group Holdings Ltd.	(228,200)	(3,555,810)
Toyo Tire & Rubber Co. Ltd.	(40,500)	(887,618)
Toyota Tsusho Corp.	(75,100)	(1,903,666)
Tsumura & Co.	(2,200)	(46,124)
UNY Group Holdings Co. Ltd.	(666,100)	(4,603,077)
Yamada Denki Co. Ltd.	(21,800)	(83,301)
Yamazaki Baking Co. Ltd.	(18,000)	(286,761)

		(89,188,600)
Luxembourg
ArcelorMittal	(1,188,829)	(10,730,835)
Millicom International Cellular SA	(11,416)	(834,863)

		(11,565,698)
Macau
Wynn Macau, Ltd.	(296,000)	(610,443)
Netherlands
SBM Offshore NV	(147,533)	(1,794,963)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Netherlands (concluded)
TomTom NV	(593,507)	$(6,417,619)
USG People NV	(6,666)	(101,766)

		(8,314,348)
Portugal
Sonae SGPS SA	(1,966,431)	(2,726,143)
Singapore
Ascendas Real Estate Investment Trust	(123,500)	(217,740)
Genting Singapore PLC	(68,900)	(44,151)
Global Logistic Properties, Ltd.	(1,322,600)	(2,218,322)
Golden Agri-Resources Ltd.	(15,387,800)	(3,533,299)
Sembcorp Industries, Ltd.	(1,294,300)	(3,366,472)
UOL Group, Ltd.	(342,000)	(1,670,834)

		(11,050,818)
Spain
Cellnex Telecom SAU	(3,713)	(61,534)
Indra Sistemas SA	(46,966)	(527,537)

		(589,071)
Sweden
Alfa Laval AB	(104,285)	(1,917,987)
Electrolux AB	(241,669)	(6,937,817)
Getinge AB, B Shares	(45,412)	(1,113,941)
Husqvarna AB, B Shares	(337,867)	(2,462,044)
ICA Gruppen AB	(127,031)	(4,635,507)
JM AB	(22,842)	(604,764)
Nordea Bank AB	(253,157)	(3,152,013)
SKF AB, B Shares	(12,930)	(252,904)
Telefonaktiebolaget LM Ericsson, B Shares	(489,001)	(5,228,421)

		(26,305,398)
Switzerland
Holcim Ltd.	(94,663)	(6,586,503)
LafargeHolcim, Ltd.	(69,174)	(4,790,693)
UBS Group AG	(133,173)	(3,061,793)

		(14,438,989)
United Kingdom
Aggreko PLC	(64,547)	(1,209,023)
Balfour Beatty PLC	(649,862)	(2,388,792)
BBA Aviation PLC	(299,336)	(1,385,710)
Cable & Wireless Communications PLC	(88,104)	(88,031)
Cobham PLC	(1,441,856)	(5,874,638)
Countrywide PLC	(6,371)	(51,836)
Daily Mail & General Trust PLC	(25,103)	(314,358)
Electrocomponents PLC	(489,583)	(1,521,580)
Greene King PLC	(118,146)	(1,592,969)
Hargreaves Lansdown PLC	(125,367)	(2,340,423)
IG Group Holdings PLC	(58,487)	(682,473)
Intertek Group PLC	(4,884)	(186,643)
Ladbrokes PLC	(3,035,234)	(5,392,590)
Melrose Industries PLC	(33,761)	(145,653)
Pearson PLC	(177,218)	(3,325,719)
Rolls-Royce Holdings PLC	(97,184,205)	(353,603)
Serco Group PLC	(1,840,495)	(3,699,606)
Smiths Group PLC	(175,801)	(3,093,665)
Spectris PLC	(1,965)	(59,855)
Sports Direct International PLC	(338,525)	(4,180,794)
St. James’s Place PLC	(24,950)	(380,682)
Standard Life PLC	(333,664)	(2,362,925)
Tesco PLC	(6,114,945)	(20,564,185)

		(61,195,753)
Total Reference Entity — Short		(336,424,702)
Net Value of Reference Entity — Deutsche Bank AG		$93,651,998
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs &
Co. as of July 31, 2015, expiration dates 8/04/15 — 2/03/17:
	Shares	Value
Reference Entity — Long
Ireland
FleetMatics Group PLC	948	$45,381
Ingersoll-Rand PLC	75,726	4,649,576
King Digital Entertainment PLC	135,493	2,104,206

		6,799,163
Israel
Check Point Software Technologies Ltd.	64,932	5,244,558
Netherlands
AerCap Holdings NV	13,120	614,541
NXP Semiconductor NV	72,757	7,056,701

		7,671,242
Singapore
Flextronics International Ltd.	61,597	678,183
United States
Activision Blizzard, Inc.	11,219	289,338
Alere, Inc.	5,704	277,271
Ally Financial, Inc.	850,672	19,369,801
Altria Group, Inc.	27,081	1,472,665
American Water Works Co., Inc.	1,552	80,564
Ameriprise Financial, Inc.	61,479	7,726,066
AmerisourceBergen Corp.	294,131	31,104,353
Amkor Technology, Inc.	72,610	320,210
AMN Healthcare Services, Inc.	121,115	3,564,415
Apple Hospitality REIT, Inc.	2,476	44,915
Apple, Inc.	191,029	23,171,818
Applied Materials, Inc.	210,449	3,653,395
ArcBest Corp.	84,216	2,783,339
Avista Corp.	6,389	210,965
Axalta Coating Systems, Ltd.	87,372	2,779,303
Berry Plastics Group, Inc.	192,105	6,254,939
Best Buy Co., Inc.	18,349	592,489
Boise Cascade Co.	19,490	646,678
Booz Allen Hamilton Holding Corp.	312,893	8,676,523
The BWX Technologies, Inc.	145,927	3,583,967
Cabot Corp.	11,960	420,753
Cal-Maine Foods, Inc.	32,029	1,734,691
Calpine Corp.	228,672	4,184,698
Cambrex Corp.	12,790	629,908
Cameron International Corp.	88,448	4,463,086
Cardinal Health, Inc.	16,629	1,413,132
CenterPoint Energy, Inc.	369,140	7,139,168
The Chemours Co.	160,414	1,751,721
Cirrus Logic, Inc.	171,538	5,662,469
Coca-Cola Enterprises, Inc.	132,051	6,745,165
Comcast Corp., Special Class A	2,183	136,088
Coresite Realty Corp.	16,531	829,856
Crimson Wine Group Ltd.	1	9
Crown Castle International Corp.	148,629	12,174,201
CVS Health Corp.	58,788	6,611,886
Dick’s Sporting Goods, Inc.	6,741	343,656
Discover Financial Services	25,593	1,428,345
DSW, Inc., Class A	17,812	579,246
DuPont Fabros Technology, Inc.	71,529	2,156,599
eBay, Inc.	187,039	5,259,537
Edwards Lifesciences Corp.	12,637	1,922,846
Electronic Arts, Inc.	104,058	7,445,350
Energizer Holdings, Inc.	144,454	5,562,924
Envision Healthcare Holdings, Inc.	31,759	1,422,803
EOG Resources, Inc.	165,710	12,791,155
EverBank Financial Corp.	82,611	1,647,263
Expedia, Inc.	13,011	1,580,056

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Express Scripts Holding Co.	75,764	$6,824,064
Express, Inc.	12,694	241,694
Extended Stay America, Inc.	7,652	145,388
F5 Networks, Inc.	20,164	2,704,799
FedEx Corp.	3,774	646,939
Fitbit, Inc., Series A	200,984	9,566,838
GameStop Corp., Class A	14,591	668,997
General Dynamics Corp.	19,669	2,932,845
Globe Specialty Metals, Inc.	17,227	265,985
GoPro, Inc., Class A	22,041	1,368,746
The Greenbrier Cos., Inc.	14,507	663,695
Hartford Financial Services Group, Inc.	28,544	1,357,267
Hasbro, Inc.	61,396	4,834,321
The Home Depot, Inc.	17,942	2,099,752
Host Hotels & Resorts, Inc.	628,227	12,175,039
HSN, Inc.	1,561	114,749
Iconix Brand Group, Inc.	34,162	742,340
ICU Medical, Inc.	18,981	1,896,582
INC Research Holdings, Inc., Class A	31,089	1,555,383
IntercontinentalExchange Group, Inc.	13,190	3,007,848
Intuit, Inc.	17,403	1,840,715
Invesco Ltd.	259,414	10,013,380
Journal Media Group, Inc.	10	81
Keysight Technologies, Inc.	193,585	5,912,086
KLX, Inc.	10,978	431,216
Knoll, Inc.	38,390	929,038
Lancaster Colony Corp.	798	74,382
Lear Corp.	1,804	187,742
Level 3 Communications, Inc.	138,133	6,975,717
Liberty Interactive Corp., Series A	14,540	422,387
Liberty TripAdvisor Holdings, Inc., Series A	161,547	4,731,712
Liberty Ventures, Series A	56,163	2,329,641
LifeLock, Inc.	25,029	198,230
Lions Gate Entertainment Corp.	49,877	1,954,181
LogMeIn, Inc.	89,350	6,574,373
Lowe’s Cos., Inc.	131,876	9,146,919
LyondellBasell Industries NV, Class A	195,430	18,337,197
Manpowergroup, Inc.	55,131	4,988,253
Marathon Petroleum Corp.	125,275	6,848,784
National Instruments Corp.	60,494	1,751,906
Nationstar Mortgage Holdings, Inc.	73,446	1,362,423
Northwest Bancshares, Inc.	26,872	341,006
NuVasive, Inc.	13,302	731,743
OSI Systems, Inc.	8,538	599,197
Outerwall, Inc.	10,637	753,312
PACCAR, Inc.	3,818	247,559
PayPal Holdings, Inc.	41,212	1,594,904
Pilgrim’s Pride Corp.	219,012	4,739,420
Post Properties, Inc.	6,692	381,043
PRA Health Sciences, Inc.	35,445	1,488,336
Prestige Brands Holdings, Inc.	72,110	3,433,878
Progress Software Corp.	90,151	2,675,682
PTC, Inc.	46,799	1,701,144
QLIK Technologies, Inc.	63,152	2,555,130
Qorvo, Inc.	25,810	1,495,690
RLJ Lodging Trust	97,028	2,894,345
Rogers Corp.	10,651	596,137
Schlumberger Ltd.	251,821	20,855,815
Scripps Networks Interactive, Inc., Class A	137,504	8,605,000
Select Comfort Corp.	1,628	42,393
ServiceMaster Global Holdings, Inc.	46,922	1,817,289
Shake Shack, Inc., Class A	9,472	644,570
Skyworks Solutions, Inc.	46,941	4,490,846
Southwest Airlines Co.	291,682	10,558,888
Stanley Black & Decker, Inc.	216,407	22,828,774
	Shares	Value
Reference Entity — Long (concluded)
United States (concluded)
Supervalu, Inc.	47,744	$440,200
Talen Energy Corp.	191,212	3,007,765
Telephone & Data Systems, Inc.	87,488	2,573,022
Tessera Technologies, Inc.	205,815	7,133,548
Time Warner, Inc.	120,807	10,635,848
TiVo, Inc.	198,797	1,980,018
TJX Cos., Inc.	67,692	4,726,255
TopBuild Corp.	85,229	2,451,186
TRI Pointe Homes, Inc.	434,051	6,423,955
Tribune Co., Class A	10,221	516,058
Trinity Industries, Inc.	275,243	8,053,610
Valero Energy Corp.	140,100	9,190,560
VCA, Inc.	15,812	972,912
Viacom, Inc., Class B	158,969	9,061,233
Virgin America, Inc.	30,807	1,027,105
VMware, Inc., Class A	1,414	126,030
Voya Financial, Inc.	358,094	16,812,513
Wal-Mart Stores, Inc.	22,262	1,602,419
Wintrust Financial Corp.	11,842	638,521
WP Glimcher, Inc.	58,567	792,997
Zeltiq Aesthetics, Inc.	10,454	359,095
Zoetis, Inc.	20,343	996,400

		537,056,610
Total Reference Entity — Long		557,449,756

Reference Entity — Short
Canada
Lululemon Athletica, Inc.	(50,374)	(3,166,510)
Israel
Caesarstone Sdot-Yam, Ltd.	(1,621)	(116,290)
Panama
Copa Holdings SA, Class A	(89,166)	(6,734,708)
Sweden
Autoliv, Inc.	(16,993)	(1,787,664)
Switzerland
Weatherford International PLC	(202,174)	(2,159,218)
United Kingdom
Ensco PLC, Class A	(244,186)	(4,048,604)
Noble Corp. PLC	(60,782)	(726,345)
Pentair PLC	(223,758)	(13,606,724)

		(18,381,673)
United States
A Schulman, Inc.	(12,019)	(447,467)
Abercrombie & Fitch Co., Class A	(55,487)	(1,114,734)
Acadia Healthcare Co., Inc.	(28,124)	(2,243,733)
Adeptus Health, Inc., Class A	(1,078)	(118,461)
ADTRAN, Inc.	(14,689)	(242,368)
Advance Auto Parts, Inc.	(104,408)	(18,188,918)
Advanced Drainage Systems, Inc.	(46,785)	(1,302,027)
AECOM Technology Corp.	(10,337)	(318,690)
AES Corp.	(13,750)	(176,000)
AGCO Corp.	(11,240)	(618,312)
Akamai Technologies, Inc.	(10,251)	(786,354)
Akorn, Inc.	(2,741)	(126,388)
Allegheny Technologies, Inc.	(88,514)	(1,887,118)
Allegiant Travel Co.	(19,419)	(4,131,004)
ALLETE, Inc.	(23,262)	(1,123,322)
Alliance Data Systems Corp.	(1,998)	(549,530)
Amedisys, Inc.	(6,990)	(304,974)
American Capital Agency Corp.	(2,316)	(44,606)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
American Express Co.	(37,891)	$(2,881,989)
Amphenol Corp., Class A	(11,878)	(670,038)
Amsurg Corp.	(2,704)	(193,985)
Anixter International, Inc.	(17,384)	(1,150,995)
Annaly Capital Management, Inc.	(295,193)	(2,937,170)
ANSYS, Inc.	(9,732)	(916,268)
Ascena Retail Group, Inc.	(50,372)	(630,657)
Astronics Corp.	(1,329)	(82,398)
athenahealth, Inc.	(326)	(45,627)
Atwood Oceanics, Inc.	(213,794)	(4,446,915)
AutoZone, Inc.	(10,115)	(7,090,008)
Avon Products, Inc.	(346,821)	(1,966,475)
Bank of Hawaii Corp.	(18,692)	(1,261,149)
Belden, Inc.	(43,717)	(2,589,358)
The Brink’s Co.	(58,010)	(1,811,652)
Bristow Group, Inc.	(23,219)	(1,046,016)
Buffalo Wild Wings, Inc.	(4,069)	(795,815)
Cablevision Systems Corp.	(244,791)	(6,908,002)
Caesars Entertainment Corp.	(100,670)	(524,491)
Campbell Soup Co.	(68,804)	(3,392,725)
Carpenter Technology Corp.	(1,610)	(60,439)
Centene Corp.	(3,165)	(221,961)
Chart Industries, Inc.	(2,497)	(68,168)
Cheniere Energy, Inc.	(108,495)	(7,482,900)
Chipotle Mexican Grill, Inc.	(1,051)	(780,084)
Churchill Downs, Inc.	(355)	(47,946)
Cimarex Energy Co.	(41,180)	(4,287,662)
CLARCOR, Inc.	(65,993)	(3,970,799)
Clean Harbors, Inc.	(74,713)	(3,699,788)
Coach, Inc.	(411,562)	(12,840,734)
Cobalt International Energy, Inc.	(171,932)	(1,325,596)
Colfax Corp.	(25,392)	(968,451)
Colony Capital, Inc.	(36,208)	(822,646)
Compass Minerals International, Inc.	(1,245)	(99,600)
comScore, Inc.	(70,207)	(4,107,110)
ConAgra Foods, Inc.	(362,062)	(15,952,452)
Conn’s, Inc.	(25,007)	(863,242)
CONSOL Energy, Inc.	(135,052)	(2,231,059)
CoStar Group, Inc.	(1,058)	(212,965)
Credit Acceptance Corp.	(7,228)	(1,736,238)
Cree, Inc.	(5,009)	(123,472)
Crocs, Inc.	(260,661)	(4,100,198)
Deere & Co.	(286,613)	(27,104,991)
Demandware, Inc.	(8,207)	(620,121)
Denbury Resources, Inc.	(60,668)	(239,032)
DeVry, Inc.	(82,275)	(2,499,514)
Diamond Offshore Drilling, Inc.	(25,328)	(555,950)
Diamondback Energy, Inc.	(5,579)	(375,467)
Diebold, Inc.	(111,181)	(3,785,713)
Dillard’s, Inc., Class A	(40,843)	(4,161,085)
DISH Network Corp.	(22,677)	(1,465,161)
Donaldson Co., Inc.	(56,488)	(1,897,997)
Eagle Materials, Inc.	(599)	(46,207)
EnerSys	(4,535)	(283,211)
Entegris, Inc.	(3,207)	(47,512)
The EW Scripps Co.	(82,721)	(1,817,380)
Fairchild Semiconductor International, Inc.	(4,036)	(60,782)
FEI Co.	(48,708)	(4,187,427)
First Niagara Financial Group, Inc.	(51,663)	(501,648)
FleetCor Technologies, Inc.	(117,055)	(18,122,455)
Flowserve Corp.	(1,119)	(52,582)
FMC Corp.	(68,088)	(3,304,992)
Forum Energy Technologies, Inc.	(7,639)	(116,724)
Forward Air Corp.	(30,027)	(1,457,811)
Franklin Electric Co., Inc.	(26,328)	(759,826)
	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Generac Holdings, Inc.	(102,870)	$(3,607,651)
General Electric Co.	(453,151)	(11,827,241)
Guess?, Inc.	(293,553)	(6,425,875)
HB Fuller Co.	(1,138)	(45,588)
Healthcare Services Group, Inc.	(148,320)	(5,177,851)
HealthEquity, Inc.	(1,863)	(62,709)
HeartWare International, Inc.	(1,329)	(120,554)
Hecla Mining Co.	(107,870)	(226,527)
Helix Energy Solutions Group, Inc.	(31,219)	(261,303)
Helmerich & Payne, Inc.	(133,112)	(7,685,887)
The Howard Hughes Corp.	(4,515)	(613,859)
Hudson City Bancorp, Inc.	(450,617)	(4,645,861)
Huron Consulting Group, Inc.	(4,293)	(328,286)
Iberiabank Corp.	(3,325)	(214,629)
Impax Laboratories, Inc.	(100,269)	(4,859,036)
Inovalon Holdings, Inc.	(2,758)	(66,633)
Interactive Brokers Group, Inc., Class A	(7,843)	(314,896)
iStar Financial, Inc.	(8,489)	(111,206)
j2 Global, Inc.	(1,742)	(122,637)
Jacobs Engineering Group, Inc.	(36,918)	(1,554,986)
Joy Global, Inc.	(26,472)	(699,126)
KB Home	(29,537)	(472,001)
KBR, Inc.	(15,764)	(275,397)
Kennametal, Inc.	(12,372)	(392,069)
Kindred Healthcare, Inc.	(29,498)	(608,544)
Linear Technology Corp.	(39,476)	(1,618,516)
LinkedIn Corp.	(8,125)	(1,651,487)
Louisiana-Pacific Corp.	(962,669)	(14,189,741)
M/A-COM Technology Solutions Holdings, Inc.	(1,892)	(63,779)
Mack-Cali Realty Corp.	(3,293)	(68,626)
Macy’s, Inc.	(14,523)	(1,002,958)
Marketo, Inc.	(10,046)	(305,499)
Martin Marietta Materials, Inc.	(147,274)	(23,095,509)
Mattel, Inc.	(35,500)	(823,955)
Matthews International Corp., Class A	(8,626)	(464,510)
McDonald’s Corp.	(245,477)	(24,513,333)
MDC Holdings, Inc.	(103,572)	(3,092,660)
The Men’s Wearhouse, Inc.	(27,795)	(1,654,358)
Mercury General Corp.	(35,591)	(2,009,112)
Methode Electronics, Inc.	(4,025)	(107,991)
Microchip Technology, Inc.	(17,693)	(757,968)
Minerals Technologies, Inc.	(782)	(50,634)
Monro Muffler Brake, Inc.	(127,025)	(8,034,331)
Morningstar, Inc.	(8,468)	(721,389)
MSA Safety, Inc.	(2,813)	(145,291)
National Fuel Gas Co.	(126,711)	(6,851,264)
Neogen Corp.	(8,080)	(470,175)
NetSuite, Inc.	(35,117)	(3,470,964)
Nevro Corp.	(13,679)	(694,483)
New Senior Investment Group, Inc.	(4,065)	(52,601)
New York REIT, Inc.	(80,609)	(835,109)
The New York Times Co.	(106,344)	(1,405,868)
Newfield Exploration Co.	(34,641)	(1,135,878)
Nimble Storage, Inc.	(1,765)	(48,749)
Nucor Corp.	(102,225)	(4,512,212)
Olin Corp.	(292,460)	(6,723,655)
Omnicom Group, Inc.	(88,439)	(6,463,122)
Panera Bread Co., Class A	(55,575)	(11,343,969)
Patterson-UTI Energy, Inc.	(30,967)	(510,491)
Paylocity Holding Corp.	(3,689)	(132,509)
PG&E Corp.	(9,823)	(515,806)
Pier 1 Imports, Inc.	(36,516)	(431,254)
Plantronics, Inc.	(15,238)	(885,023)
Plexus Corp.	(4,078)	(155,535)
Plum Creek Timber Co., Inc.	(12,995)	(532,795)

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Post Holdings, Inc.	(153,350)	$(8,241,029)
Praxair, Inc.	(60,497)	(6,905,128)
PriceSmart, Inc.	(2,881)	(279,198)
Qualys, Inc.	(1,487)	(54,960)
Rambus, Inc.	(7,731)	(101,199)
Rayonier, Inc.	(171,715)	(4,224,189)
Redwood Trust, Inc.	(325,926)	(5,051,853)
Relypsa, Inc.	(11,708)	(387,652)
Rentrak Corp.	(30,762)	(2,106,274)
Rowan Cos. PLC	(194,662)	(3,354,026)
Royal Caribbean Cruises, Ltd.	(1,064)	(95,600)
RSP Permian, Inc.	(6,671)	(165,441)
Sanmina Corp.	(37,818)	(834,643)
Scholastic Corp.	(1,096)	(47,227)
Schweitzer-Mauduit International, Inc.	(32,208)	(1,278,658)
Scientific Games Corp.	(30,944)	(467,254)
SEACOR Holdings, Inc.	(718)	(45,356)
Select Medical Holdings Corp.	(6,237)	(90,000)
Semtech Corp.	(3,054)	(53,720)
Sensient Technologies Corp.	(2,200)	(150,458)
Seritage Growth Properties	(45,790)	(147,444)
ServiceNow, Inc.	(21,104)	(1,698,872)
Skechers U.S.A., Inc., Class A	(5,532)	(832,289)
Snyder’s-Lance, Inc.	(38,947)	(1,266,556)
Sotheby’s	(165,972)	(6,942,609)
Southwestern Energy Co.	(126,976)	(2,361,754)
The Spectranetics Corp.	(52,485)	(897,493)
Spirit Airlines, Inc.	(9,212)	(551,062)
Splunk, Inc.	(5,869)	(410,478)
SPX Corp.	(32,349)	(2,115,948)
Stamps.com, Inc.	(688)	(47,197)
Staples, Inc.	(381,309)	(5,609,055)
State Street Corp.	(86,296)	(6,606,822)
Steel Dynamics, Inc.	(25,655)	(513,870)
Stillwater Mining Co.	(90,715)	(863,607)
Stratasys, Ltd.	(48,369)	(1,486,379)
Sun Communities, Inc.	(7,132)	(495,745)
SunEdison, Inc.	(214,439)	(4,992,140)
Superior Energy Services, Inc.	(18,973)	(322,541)
Synaptics, Inc.	(7,794)	(618,688)
SYNNEX Corp.	(34,224)	(2,588,361)
Targa Resources Corp.	(9,122)	(806,841)
TECO Energy, Inc.	(9,304)	(205,804)
TEGNA, Inc.	(32,809)	(955,726)
Tempur Sealy International, Inc.	(1,539)	(116,271)
Teradyne, Inc.	(22,559)	(434,486)
Terex Corp.	(5,992)	(132,783)
Tetraphase Pharmaceuticals, Inc.	(1,247)	(59,295)
TimkenSteel Corp.	(9,062)	(168,825)
Total System Services, Inc.	(1,220)	(56,388)
Trimble Navigation, Ltd.	(4,317)	(99,723)
Twitter, Inc.	(3,730)	(115,667)
Two Harbors Investment Corp.	(64,651)	(660,733)
Under Armour, Inc., Class A	(23,347)	(2,319,058)
Unit Corp.	(7,274)	(143,516)
United Natural Foods, Inc.	(93,214)	(4,244,033)
United States Steel Corp.	(317,693)	(6,185,483)
Universal Corp.	(96,950)	(5,530,998)
Universal Display Corp.	(905)	(43,178)
US Ecology, Inc.	(56,961)	(2,613,940)
US Silica Holdings, Inc.	(500)	(11,260)
USG Corp.	(275,926)	(8,548,187)
UTi Worldwide, Inc.	(95,289)	(800,428)
Valley National Bancorp	(91,117)	(903,881)
Virtus Investment Partners, Inc.	(5,620)	(679,233)
WABCO Holdings, Inc.	(9,711)	(1,199,017)
	Shares	Value
Reference Entity — Short (concluded)
United States (concluded)
WebMD Health Corp.	(2,905)	$(126,600)
The Wendy’s Co.	(211,486)	(2,169,846)
WEX, Inc.	(2,288)	(233,468)
Whiting Petroleum Corp.	(31,505)	(645,537)
WisdomTree Investments, Inc.	(51,290)	(1,277,121)
Wolverine World Wide, Inc.	(273,552)	(8,020,545)
WW Grainger, Inc.	(14,363)	(3,284,962)
Wynn Resorts Ltd.	(27,205)	(2,808,372)
Yelp, Inc.	(230)	(6,072)
Zillow Group, Inc., Class A	(34,617)	(2,821,285)

		(530,527,635)
Total Reference Entity — Short		(562,873,698)
Net Value of Reference Entity — Goldman Sachs & Co.		$(5,423,942)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of
July 31, 2015, expiration date 3/14/16:
Reference Entity — Long
Australia
Amcor Ltd.	45,700	480,197
Aristocrat Leisure Ltd.	676,407	4,231,099
Australia & New Zealand Banking Group Ltd.	87,150	2,078,393
BHP Billiton Ltd.	18,133	350,101
Caltex Australia Ltd.	78,144	1,968,532
Challenger Ltd.	178,957	936,250
Cochlear Ltd.	7,477	498,278
CSR Ltd.	1,188,092	3,242,031
DUET Group	460,539	740,003
DuluxGroup Ltd.	731,466	3,245,399
Fairfax Media Ltd.	5,613,108	3,480,322
Federation Centres Ltd.	462,944	1,013,182
Iluka Resources Ltd.	34,398	197,444
JB Hi-Fi Ltd.	167,530	2,360,641
Macquarie Atlas Roads Group	304,290	759,274
Magellan Financial Group Ltd.	117,849	1,592,873
Mirvac Group	719,375	991,063
National Australia Bank Ltd.	35,126	891,460
Newcrest Mining Ltd.	425,961	3,523,419
Nufarm, Ltd.	50,994	287,200
Orora Ltd.	807,707	1,374,096
Perpetual Ltd.	3,218	105,167
Platinum Asset Management Ltd.	136,826	756,417
Qantas Airways Ltd.	749,724	2,048,698
REA Group Ltd.	89,892	2,841,359
Rio Tinto Ltd.	114,861	4,412,637
Sonic Healthcare Ltd.	170,913	2,578,767
South32, Ltd.	685,653	894,603
Spotless Group Holdings Ltd.	452,846	646,354
Stockland	151,663	470,092
Sydney Airport	2,652,067	10,859,404
Transpacific Industries Group, Ltd.	1,094,144	565,966
Wesfarmers Ltd.	143,176	4,431,525
Westpac Banking Corp.	437,216	11,116,776
Woodside Petroleum Ltd.	48,152	1,252,029

		77,221,051
Austria
Ams AG	30,936	1,341,487
Andritz AG	79,724	4,446,472
Vienna Insurance Group AG	92,002	3,173,090
Voestalpine AG	190,838	8,182,498

		17,143,547

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	43

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Canada
Aimia, Inc.	185,534	$2,005,926
Air Canada	308,402	2,775,465
Bank of Nova Scotia	83,500	4,098,226
BCE, Inc.	26,268	1,081,169
Boardwalk REIT	17,351	763,638
Canadian Natural Resources Ltd.	80,444	1,963,354
CCL Industries, Inc., Class B	30,817	4,311,340
CGI Group, Inc., Class A	16,791	627,295
CI Financial Corp.	262,985	6,645,758
Cogeco Cable, Inc.	70,131	3,924,676
Constellation Software, Inc.	5,829	2,591,796
Dollarama, Inc.	8,189	487,452
Domtar Corp.	183,566	7,465,593
Emera, Inc.	15,538	518,230
Gibson Energy, Inc.	81,922	1,207,674
Intact Financial Corp.	53,871	3,715,383
Interfor Corp.	27,805	343,563
Linamar Corp.	97,371	5,941,950
Methanex Corp.	68,052	3,066,854
Metro, Inc.	11,705	318,523
Power Corp. of Canada	98,315	2,311,570
Raging River Exploration, Inc.	181,642	1,098,588
Ritchie Bros Auctioneers, Inc.	7,659	207,191
Royal Bank of Canada	61,396	3,579,966
TELUS Corp.	514,701	17,571,893
West Fraser Timber Co. Ltd.	4,423	194,628

		78,817,701
Denmark
NKT Holding A/S	33,343	1,869,612
Novo Nordisk A/S, Class B	170,065	10,036,633

		11,906,245
Finland
Kone OYJ, Class B	162,624	6,824,759
France
Aeroports de Paris	2,985	357,988
AtoS	795	60,409
Credit Agricole SA	378,690	5,958,542
Eiffage SA	23,133	1,391,278
Faurecia	59,858	2,296,600
Gecina SA	4,661	597,125
Ipsen SA	31,392	2,022,747
Klepierre	1,791	81,488
L’Oreal SA	1,663	310,836
Nexity SA	1,026	45,241
Numericable-SFR	4,636	252,767
Orange SA	285,356	4,694,178
Orpea	8,079	610,091
Peugeot SA	294,506	5,891,221
Renault SA	653	60,114
Safran SA	33,030	2,500,727
Sanofi	10,239	1,103,673
SEB SA	31,215	3,150,615
Vivendi SA	48,132	1,264,757

		32,650,397
Germany
Daimler AG, Registered Shares	2,663	238,221
Evonik Industries AG	38,587	1,546,386
KION Group AG	15,108	692,314

		2,476,921
Hong Kong
Champion REIT	338,000	187,480
CK Hutchison Holdings Ltd.	305,000	4,527,261
	Shares	Value
Reference Entity — Long (continued)
Hong Kong (concluded)
CLP Holdings Ltd.	501,500	$4,258,999
Hong Kong & China Gas Co. Ltd.	398,000	811,912
Hutchison Telecommunications Hong Kong Holdings, Ltd.	842,000	369,190
Kerry Properties Ltd.	659,500	2,461,944
New World Development Co. Ltd.	3,090,000	3,731,302
Sino Land Co. Ltd.	234,000	363,082
Swire Properties Ltd.	263,800	848,208
Techtronic Industries Co.	14,000	49,302

		17,608,680
Ireland
DCC PLC	49,391	3,903,084
Glanbia PLC	57,596	1,201,016

		5,104,100
Italy
Anima Holding SpA	169,846	1,740,485
Assicurazioni Generali SpA	69,099	1,361,751
Autogrill SpA	4,969	44,867
Banca Popolare di Milano Scarl	2,530,177	2,736,745
Enel SpA	32,219	151,395
FinecoBank Banca Fineco SpA	31,107	247,776
Hera SpA	618,045	1,558,958
Intesa Sanpaolo SpA	421,902	1,624,378
Mediobanca SpA	692,276	7,544,428
Moncler SpA	352,134	7,154,530
Parmalat SpA	33,346	87,747
Recordati SpA	14,068	350,376
Telecom Italia SpA	70,376	93,256
UniCredit SpA	36,487	241,956

		24,938,648
Japan
ABC-Mart, Inc.	28,600	1,717,206
Ajinomoto Co., Inc.	63,000	1,448,839
Asahi Kasei Corp.	29,000	220,292
Astellas Pharma, Inc.	269,500	4,056,492
Calbee, Inc.	27,400	1,220,894
Casio Computer Co. Ltd.	13,900	276,897
COMSYS Holdings Corp.	350,000	5,306,067
The Dai-ichi Life Insurance Co. Ltd.	5,700	115,781
Daicel Corp.	56,100	760,385
DIC Corp.	20,000	47,064
Disco Corp.	57,600	4,450,704
Fuji Electric Co. Ltd.	224,000	926,072
Fuji Heavy Industries Ltd.	43,200	1,596,133
Fujitsu General Ltd.	429,000	6,087,361
Glory Ltd.	19,600	569,900
Haseko Corp.	702,800	8,899,516
Hazama Ando Corp.	96,200	509,542
Hitachi Metals Ltd.	100,000	1,486,707
Hoya Corp.	40,200	1,699,989
Ichigo Group Holdings Co. Ltd.	83,400	205,812
Iida Group Holdings Co. Ltd.	90,500	1,588,501
Isuzu Motors Ltd.	62,200	860,986
Japan Aviation Electronics Industry, Ltd.	13,000	289,022
Japan Tobacco, Inc.	525,700	20,405,914
Kakaku.com, Inc.	54,700	869,466
Kaken Pharmaceutical Co. Ltd.	36,000	1,341,302
Kanamoto Co. Ltd.	77,700	1,884,892
Keihin Corp.	37,400	531,152
Keyence Corp.	6,200	3,123,162
Konami Corp.	60,400	1,259,641
Maeda Corp.	22,000	148,913
Makino Milling Machine Co. Ltd.	59,000	513,563

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (concluded)
Mitsubishi Electric Corp.	71,000	$762,557
Mitsubishi Gas Chemical Co., Inc.	161,000	893,119
Mitsubishi Materials Corp.	340,000	1,230,823
Mitsubishi Motors Corp.	910,200	7,737,681
Mizuho Financial Group, Inc.	21,300	46,445
MonotaRO Co Ltd.	21,300	1,121,110
Murata Manufacturing Co. Ltd.	7,500	1,111,143
NH Foods Ltd.	108,000	2,624,991
Nippon Telegraph & Telephone Corp.	234,500	9,031,234
Nishimatsu Construction Co. Ltd.	43,000	156,985
Nissan Motor Co. Ltd.	239,700	2,280,631
NSK Ltd.	32,500	419,394
NTT DoCoMo, Inc.	8,800	185,815
Obic Co. Ltd.	13,200	626,276
Oki Electric Industry Co. Ltd.	2,876,000	5,910,876
Oriental Land Co. Ltd.	1,500	95,139
OSG Corp.	46,800	997,042
Pigeon Corp.	8,900	270,620
Rohto Pharmaceutical Co. Ltd.	27,500	488,265
Sawai Pharmaceutical Co. Ltd.	22,500	1,377,225
Seiko Holdings Corp.	265,000	1,418,249
Senshu Ikeda Holdings, Inc.	295,600	1,348,035
Shimano, Inc.	15,500	2,148,810
Shinmaywa Industries, Ltd.	32,000	323,894
SHO-BOND Holdings Co. Ltd.	600	24,018
Shochiku Co. Ltd.	85,000	697,671
Skylark Co. Ltd.	38,500	556,902
Sompo Japan Nipponkoa Holdings, Inc.	57,700	2,032,937
Sotetsu Holdings, Inc.	12,000	70,686
Stanley Electric Co. Ltd.	28,300	604,140
Start Today Co. Ltd.	70,500	2,256,487
Sumitomo Dainippon Pharma Co. Ltd.	171,100	2,046,045
Sumitomo Electric Industries Ltd.	44,100	657,737
Sumitomo Mitsui Trust Holdings, Inc.	1,158,000	5,378,473
Sumitomo Real Estate Sales Co. Ltd.	9,600	255,876
Sundrug Co. Ltd.	2,100	122,314
Tadano Ltd.	214,000	3,447,925
Taiheiyo Cement Corp.	315,000	1,038,564
Takata Corp.	95,000	961,236
Temp Holdings Co. Ltd.	19,200	793,062
Toho Co. Ltd.	20,200	477,916
Tokyo Ohka Kogyo Co. Ltd.	2,100	57,481
Tokyo Seimitsu Co. Ltd.	10,200	202,379
Tokyo Steel Manufacturing Co. Ltd.	298,500	2,045,492
Topcon Corp.	131,400	2,947,136
Tosoh Corp.	93,000	484,819
Yakult Honsha Co. Ltd.	8,500	564,029
Zenkoku Hosho Co. Ltd.	42,000	1,531,017
Zeon Corp.	54,000	523,181

		146,802,049
Luxembourg
Altice SA	9,879	1,247,706
Netherlands
GrandVision NV	5,307	129,682
ING Groep NV CVA	894,479	15,212,543
Koninklijke Philips Electronics NV	204,606	5,701,595
NN Group NV	67,460	2,078,604
TKH Group NV	1,808	77,581

		23,200,005
Norway
Aker Solutions ASA	337,701	1,344,117
Norsk Hydro ASA	3,163,541	11,797,508
Orkla ASA	1,498,189	11,940,227
	Shares	Value
Reference Entity — Long (concluded)
Norway (concluded)
Seadrill Ltd.	492,940	$4,435,355
Subsea 7 SA	518,839	4,545,718

		34,062,925
Singapore
ComfortDelGro Corp. Ltd.	828,700	1,818,570
Spain
Aena SA	33,978	3,740,856
Almirall SA	23,956	471,120
Banco Popular Espanol SA	60,104	276,024
Ebro Foods SA	63,242	1,261,402
Gamesa Corp. Tecnologica SA	48,431	767,004
Inditex SA	15,143	519,224
Mediaset Espana Comunicacion SA	767,069	9,643,382
Repsol SA	45,414	763,246
Tecnicas Reunidas SA	31,379	1,597,791
Telefonica SA	121,585	1,864,958

		20,905,007
Sweden
Intrum Justitia AB	164,862	5,606,503
Peab AB	260,052	1,969,236

		7,575,739
Switzerland
Flughafen Zuerich AG, Registered Shares	2,249	1,846,047
Partners Group Holding AG	18,997	6,352,079
Sika AG — Bearer Shares	11	39,879
Swiss Life Holding AG, Registered Shares	63,205	14,913,056

		23,151,061
United Kingdom
ARM Holdings PLC	30,099	472,227
Domino’s Pizza Group PLC	122,624	1,718,675
Howden Joinery Group PLC	189,588	1,465,057
Inchcape PLC	529,117	6,626,617
Indivior PLC	189,073	778,912
ITV PLC	1,810,317	7,921,543
John Wood Group PLC	135,666	1,320,882
Prudential PLC	76,800	1,806,753
Qinetiq Group PLC	75,340	278,621
Rio Tinto PLC	74,446	2,879,654
Sky PLC	109,758	1,951,198

		27,220,139
Total Reference Entity — Long		560,675,250

Reference Entity — Short
Australia
AGL Energy, Ltd.	(238,947)	(2,907,569)
ALS Ltd.	(920,462)	(3,598,329)
BlueScope Steel, Ltd.	(156,053)	(412,210)
Metcash Ltd.	(991,084)	(830,480)
TPG Telecom, Ltd.	(340,671)	(2,366,488)
Woolworths, Ltd.	(58,554)	(1,221,595)

		(11,336,671)
Austria
Schoeller-Bleckmann Oilfield Equipment AG	(2,050)	(115,943)
Canada
Baytex Energy Corp.	(7,184)	(61,851)
BlackBerry, Ltd.	(29,812)	(231,138)
Canadian Western Bank	(2,301)	(43,281)
Capital Power Corp.	(21,589)	(361,344)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	45

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Canada (concluded)
Cineplex, Inc.	(44,173)	$(1,609,054)
Concordia Healthcare Corp.	(4,681)	(372,626)
Element Financial Corp.	(108,631)	(1,646,264)
First Capital Realty, Inc.	(6,927)	(98,038)
First Quantum Minerals, Ltd.	(13,514)	(107,980)
FirstService Corp.	(3,677)	(109,929)
IGM Financial, Inc.	(40,875)	(1,207,013)
Imperial Oil, Ltd.	(21,720)	(803,632)
Mullen Group, Ltd.	(7,469)	(109,021)
Norbord, Inc.	(85,362)	(1,655,873)
Onex Corp.	(24,891)	(1,428,161)
Russel Metals, Inc.	(3,525)	(52,288)
Saputo, Inc.	(102,524)	(2,349,386)
Veresen, Inc.	(53,214)	(602,185)

		(12,849,064)
Denmark
FLSmidth & Co. A/S	(4,319)	(193,650)
GN Store Nord A/S	(6,449)	(131,176)
H Lundbeck A/S	(102,732)	(2,429,895)
Topdanmark A/S	(24,669)	(681,672)
William Demant Holding A/S	(48,915)	(3,725,397)

		(7,161,790)
Finland
Cargotec OYJ	(6,880)	(239,189)
Konecranes OYJ	(78,560)	(2,432,042)
Outokumpu OYJ	(2,209,898)	(10,236,435)
Stora Enso OYJ, R Shares	(439,865)	(4,141,392)

		(17,049,058)
France
Edenred	(184,318)	(4,594,151)
Kering	(52,315)	(10,074,607)
Lafarge SA	(4,279)	(248,099)
Nexans SA	(60,732)	(2,470,776)
Schneider Electric SA	(37,663)	(2,627,303)
Teleperformance	(7,364)	(546,716)
Vallourec SA	(75,269)	(1,231,774)
Zodiac Aerospace	(55,682)	(1,659,760)

		(23,453,186)
Germany
Axel Springer SE	(118,544)	(6,643,922)
Bilfinger SE	(87,142)	(3,589,369)
Commerzbank AG	(85,007)	(1,099,358)
Deutsche Annington Immobilien SE	(15,658)	(488,528)
Deutsche Bank AG	(426,394)	(14,979,150)
Deutsche Euroshop AG	(70,391)	(3,146,049)
Deutsche Wohnen AG	(212,606)	(5,245,444)
ElringKlinger AG	(36,990)	(890,911)
Fraport AG Frankfurt Airport Services Worldwide	(17,357)	(1,139,613)
Gerry Weber International AG	(10,143)	(249,789)
Infineon Technologies AG	(117,902)	(1,322,534)
LEG Immobilien AG	(42,106)	(3,064,167)
Leoni AG	(1,490)	(94,408)
Merck KGaA	(35,371)	(3,599,502)
Puma SE	(274)	(51,969)
TAG Immobilien AG	(182,238)	(2,059,892)
United Internet AG	(15,126)	(747,609)

		(48,412,214)
Hong Kong
ASM Pacific Technology, Ltd.	(100,200)	(906,480)
Cheung Kong Property Holdings, Ltd.	(25,500)	(212,492)
Chow Tai Fook Jewellery Group, Ltd.	(141,200)	(137,749)
	Shares	Value
Reference Entity — Short (continued)
Hong Kong (concluded)
Esprit Holdings Ltd.	(181,000)	$(173,460)
Li & Fung, Ltd.	(60,000)	(46,414)
Melco International Development, Ltd.	(1,252,000)	(2,144,455)
Power Assets Holdings, Ltd.	(7,000)	(65,936)
Swire Pacific, Ltd.	(4,500)	(57,631)
WH Group, Ltd.	(23,128,000)	(14,814,074)

		(18,558,691)
Ireland
CRH PLC	(14,580)	(431,229)
CRH PLC	(161,013)	(4,788,555)
Experian PLC	(544,600)	(10,210,508)
Greencore Group PLC	(28,989)	(143,237)

		(15,573,529)
Italy
Mediolanum SpA	(96,895)	(775,716)
Yoox SpA	(91,194)	(3,081,762)

		(3,857,478)
Japan
Advantest Corp.	(42,900)	(374,950)
Aeon Co. Ltd.	(155,700)	(2,379,213)
Aiful Corp.	(90,000)	(309,816)
Asahi Glass Co. Ltd.	(340,000)	(1,991,982)
Brother Industries, Ltd.	(25,700)	(355,022)
Canon, Inc.	(251,800)	(8,056,371)
Coca-Cola East Japan Co. Ltd.	(47,900)	(881,351)
Dena Co. Ltd.	(140,700)	(2,795,223)
GS Yuasa Corp.	(453,000)	(1,807,598)
Gulliver International Co. Ltd.	(25,300)	(250,781)
Hakuhodo DY Holdings, Inc.	(9,400)	(105,027)
HIS Co. Ltd.	(12,800)	(465,456)
Hokuriku Electric Power Co.	(31,500)	(484,229)
Isetan Mitsukoshi Holdings, Ltd.	(91,400)	(1,662,696)
Japan Logistics Fund, Inc.	(104)	(196,011)
K’s Holdings Corp.	(6,700)	(213,023)
The Kansai Electric Power Co., Inc.	(114,000)	(1,545,758)
Kikkoman Corp.	(2,000)	(69,902)
Kintetsu Group Holdings Co. Ltd.	(14,000)	(49,871)
Kobe Bussan Co. Ltd.	(100)	(9,455)
Kyocera Corp.	(125,100)	(6,441,338)
Makita Corp.	(40,900)	(2,257,974)
Maruichi Steel Tube, Ltd.	(27,500)	(708,548)
McDonald’s Holdings Co. Japan Ltd.	(1,600)	(34,075)
Mitsubishi Logistics Corp.	(54,000)	(784,572)
Mitsubishi UFJ Financial Group, Inc.	(774,000)	(5,632,464)
Nippo Corp.	(8,000)	(140,725)
Nippon Electric Glass Co. Ltd.	(311,000)	(1,509,064)
Nippon Paint Co. Ltd.	(114,800)	(3,290,419)
Nippon Sheet Glass Co. Ltd.	(126,000)	(129,942)
Onward Holdings Co. Ltd.	(62,000)	(401,818)
Orix JREIT, Inc.	(243)	(330,842)
PanaHome Corp.	(8,000)	(50,346)
Shimachu Co. Ltd.	(2,000)	(55,436)
Shiseido Co. Ltd.	(198,300)	(4,796,543)
Sony Corp.	(280,500)	(7,951,169)
Sumco Corp.	(6,100)	(60,903)
Suzuki Motor Corp.	(154,400)	(5,374,973)
Tokai Tokyo Financial Holdings, Inc.	(7,000)	(53,467)
TOTO, Ltd.	(159,000)	(2,588,071)
Toyo Seikan Group Holdings Ltd.	(110,600)	(1,723,368)
Toyo Tire & Rubber Co. Ltd.	(56,000)	(1,227,323)
Toyoda Gosei Co. Ltd.	(6,000)	(132,579)
Toyota Tsusho Corp.	(57,100)	(1,447,395)
Tsumura & Co.	(15,000)	(314,485)

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Japan (concluded)
UNY Group Holdings Co. Ltd.	(497,000)	$(3,434,513)
Yamada Denki Co. Ltd.	(690,200)	(2,637,353)
Yamazaki Baking Co. Ltd.	(21,000)	(334,555)

		(77,847,995)
Luxembourg
APERAM	(338,313)	(12,462,707)
ArcelorMittal	(1,052,857)	(9,503,499)
Millicom International Cellular SA	(5,500)	(402,220)

		(22,368,426)
Macau
Wynn Macau, Ltd.	(758,400)	(1,564,055)
Netherlands
SBM Offshore NV	(46,280)	(563,067)
TomTom NV	(308,243)	(3,333,046)
USG People NV	(90,590)	(1,382,989)

		(5,279,102)
Norway
Norwegian Air Shuttle ASA	(1,093)	(47,154)
Schibsted ASA	(1,479)	(51,566)

		(98,720)
Singapore
Ascendas Real Estate Investment Trust	(2,496,000)	(4,400,647)
Ezion Holdings, Ltd.	(206,800)	(130,024)
Global Logistic Properties, Ltd.	(8,359,600)	(14,021,082)
Golden Agri-Resources Ltd.	(7,875,500)	(1,808,348)
Hutchison Port Holdings Trust	(4,808,882)	(2,886,224)
Sembcorp Industries, Ltd.	(1,048,700)	(2,727,666)
SIA Engineering Co. Ltd.	(126,300)	(332,407)
UOL Group, Ltd.	(306,100)	(1,495,445)

		(27,801,843)
Spain
Indra Sistemas SA	(181,395)	(2,037,484)
Sweden
Alfa Laval AB	(39,578)	(727,910)
Electrolux AB	(189,438)	(5,438,373)
Getinge AB, B Shares	(4,215)	(103,393)
Husqvarna AB, B Shares	(173,552)	(1,264,677)
ICA Gruppen AB	(50,562)	(1,845,065)
JM AB	(4,841)	(128,170)
NCC AB, B Shares	(1,492)	(44,595)
Nordea Bank AB	(243,887)	(3,036,594)
SKF AB, B Shares	(10,569)	(206,724)
Telefonaktiebolaget LM Ericsson, B Shares	(598,787)	(6,402,258)

		(19,197,759)
	Shares	Value
Reference Entity — Short (concluded)
Switzerland
ABB Ltd.	(432,303)	$(8,793,050)
Barry Callebaut AG	(2,880)	(3,219,656)
Credit Suisse Group AG	(293,274)	(8,651,811)
DKSH Holding AG	(1,951)	(146,369)
Dufry AG	(231,822)	(32,147,542)
Geberit AG	(216)	(74,715)
Kuoni Reisen Holding AG	(10,798)	(2,997,582)
SGS SA	(3,592)	(6,851,982)
Sonova Holding AG	(10,970)	(1,561,683)
Sulzer AG	(34,660)	(3,559,069)

		(68,003,459)
United Kingdom
AA PLC	(69,295)	(394,722)
Aberdeen Asset Management PLC	(51,947)	(295,030)
Aggreko PLC	(167,703)	(3,141,226)
Balfour Beatty PLC	(469,597)	(1,726,166)
BBA Aviation PLC	(172,896)	(800,384)
Centamin PLC	(49,447)	(42,730)
Centrica PLC	(1,836,451)	(7,638,177)
CNH Industrial NV	(2,660,140)	(23,873,563)
Cobham PLC	(511,379)	(2,083,541)
Countrywide PLC	(2,713)	(22,073)
Electrocomponents PLC	(14,314)	(44,487)
Evraz PLC	(99,334)	(156,366)
Greene King PLC	(23,821)	(321,180)
Hargreaves Lansdown PLC	(105,006)	(1,960,313)
IG Group Holdings PLC	(109,725)	(1,280,359)
Intertek Group PLC	(23,160)	(885,066)
Ladbrokes PLC	(1,529,389)	(2,717,210)
Melrose Industries PLC	(20,312)	(87,631)
Merlin Entertainments PLC	(71,670)	(464,185)
Ocado Group PLC	(1,112,547)	(6,875,390)
Pearson PLC	(2,633)	(49,411)
Petrofac, Ltd.	(56,393)	(772,453)
Premier Oil PLC	(32,025)	(66,762)
Rolls-Royce Holdings PLC	(30,967)	(383,239)
Royal Bank of Scotland Group PLC	(1,327,657)	(7,081,023)
Serco Group PLC	(3,181,979)	(6,396,143)
Smiths Group PLC	(67,779)	(1,192,743)
Spectris PLC	(9,023)	(274,846)
Sports Direct International PLC	(304,130)	(3,756,015)
St. James’s Place PLC	(4,035)	(61,565)
Standard Life PLC	(117,183)	(829,861)
Tesco PLC	(3,454,713)	(11,617,990)

		(87,291,850)
United States
Samsonite International SA	(18,900)	(61,681)
Total Reference Entity — Short		(469,919,998)
Net Value of Reference Entity — UBS AG		$90,755,252

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	47

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure. For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

As of July, 31, 2015, the fair values of derivative financial instruments were as follows:

	Statement of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments — Assets
Financial futures contracts	Net unrealized appreciation[1]	—	—	$539,312	—	—	$539,312
Swap — OTC	Unrealized appreciation on OTC swaps	—	—	60,895,426	—	—	60,895,426

Total		—	—	$61,434,738	—	—	$61,434,738

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2015, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain from:
Financial futures contracts	—	—	$2,400,499	—	—	$2,400,499
Swaps	—	—	26,387,924	—	—	26,387,924

Total	—	—	$28,788,423	—	—	$28,788,423

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$865,270	—	—	$865,270
Swaps	—	—	30,988,334	—	—	30,988,334

Total	—	—	$31,853,604	—	—	$31,853,604

For the year ended July 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts — long	$16,036,085
Total return swaps:
Average notional value	$51,883,988

Derivative Financial Instruments — Offsetting as of July 31, 2015

The Fund’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments:	Assets	Liabilities
Financial futures contracts	$154,529	$64,395
Swaps — OTC[2]	60,895,426	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	61,049,955	64,395

Derivatives not subject to a MNA	(154,529)	(64,395)

Total derivative assets and liabilities subject to an MNA	$60,895,426	—

[2] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Bank of America NA	$5,503,538	—	—	$(5,000,000)	$503,538
Deutsche Bank AG	26,822,608	—	—	(17,600,000)	9,222,608
Goldman Sachs & Co.	5,070,131	—	—	(3,430,000)	1,640,131
UBS AG	23,499,149	—	—	(20,848,766)	2,650,383

Total	$60,895,426	—	—	$(46,878,766)	$14,016,660

[1] Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[2]
Common Stocks	$442,323	$163,343	—	$605,666
Preferred Securities	—	—	$7,386,973	7,386,973
Short-Term Securities	1,798,127,326	—	—	1,798,127,326

Total	$1,798,569,649	$163,343	$7,386,973	$1,806,119,965

[2] See above Schedule of Investments for values in each country.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Equity contracts	$539,312	$60,895,426	—	$61,434,738

[3] Derivative financial instruments are financial futures contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$942,568	—	—	$942,568
Foreign currency at value	340,127	—	—	340,127
Cash pledged for financial futures contracts	3,166,820	—	—	3,166,820
Liabilities:
Cash received as collateral for OTC swaps	—	$(46,878,766)	—	(46,878,766)

Total	$4,449,515	$(46,878,766)	—	$(42,429,251)

During the year ended July 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	49

Statements of Assets and Liabilities

July 31, 2015	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$427,865,483	$1,798,127,326
Investments at value — unaffiliated[2]	—	7,992,639
Cash	—	942,568
Foreign currency at value[3]	—	340,127
Cash pledged:
Financial futures contracts	—	3,166,820
Collateral — OTC derivatives	2,306,154	—
Receivables:
Investments sold	—	57,711
Capital shares sold	449,394	6,205,493
Swaps	89,915	1,792,885
Due from Broker	—	1,743,245
Unrealized appreciation on OTC swaps	5,412,822	60,895,426
Variation margin receivable on financial futures contracts	—	154,529
Prepaid expenses	19,923	54,470

Total assets	436,143,691	1,881,473,239

Liabilities
Cash received as collateral for OTC derivatives	3,500,000	46,878,766
Unrealized depreciation on OTC swaps	2,516,573	—
Variation margin payable on financial futures contracts	—	64,395
Payables:
Capital shares redeemed	661,907	6,760,945
Investment advisory fees	536,441	2,169,839
Swaps	65,612	1,578,799
Administration fees	23,330	92,487
Trustees fees	4,872	7,891
Service and distribution fees	12,404	134,241
To the Manager	28,295	—
Other accrued expenses	396,335	608,314

Total liabilities	7,745,769	58,295,677

Net Assets	$428,397,922	$1,823,177,562

Net Assets Consist of
Paid-in capital	$444,336,603	$1,788,663,501
Accumulated net investment loss	(5,569,160)	(14,602,746)
Accumulated net realized loss	(13,265,770)	(13,526,234)
Net unrealized appreciation (depreciation)	2,896,249	62,643,041

Net Assets	$428,397,922	$1,823,177,562

Net Asset Value
Institutional:
Net assets	$400,181,106	$1,496,483,881

Shares outstanding[4]	40,657,075	125,564,220

Net asset value	$9.84	$11.92

Investor A:
Net assets	$19,035,609	$225,910,307

Shares outstanding[4]	1,947,340	19,073,674

Net asset value	$9.78	$11.84

Investor C:
Net assets	$9,181,207	$100,783,374

Shares outstanding[4]	963,156	8,666,400

Net asset value	$9.53	$11.63

[1] Investments at cost — affiliated	$427,865,483	$1,798,127,326
[2] Investments at cost — unaffiliated	—	$6,782,419
[3] Foreign currency at cost	—	$321,172

[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JULY 31, 2015

Statements of Operations

Year Ended July 31, 2015	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$340,793	$1,138,103

Expenses
Investment advisory	7,775,578	24,490,585
Administration	294,319	825,165
Service — Investor A	80,657	592,862
Service and distribution — Investor C	128,198	1,049,341
Transfer agent — Institutional	882,605	1,052,446
Transfer agent — Investor A	35,898	180,111
Transfer agent — Investor C	16,653	109,698
Administration — Institutional	104,743	253,968
Administration — Investor A	7,293	52,317
Administration — Investor C	2,872	23,133
Professional	109,968	114,383
Accounting services	82,220	232,960
Registration	80,715	475,483
Printing	34,418	49,928
Officer and Trustees	20,120	54,268
Custodian	8,212	28,885
Miscellaneous	109,581	83,681
Recoupment of past waived fees	—	5,855
Recoupment of past waived fees — class specific	30,387	39,309

Total expenses	9,804,437	29,714,378
Less fees waived by the Manager	(350,850)	(1,115,223)
Less administration fees waived — Institutional	(76,213)	—
Less administration fees waived — Investor A	(3,392)	(1,006)
Less administration fees waived — Investor C	(247)	(347)
Less transfer agent fees waived and/or reimbursed — Institutional	(109,724)	—
Less transfer agent fees waived and/or reimbursed — Investor A	(1,047)	(3,431)
Less transfer agent fees waived and/or reimbursed — Investor C	(54)	(35)

Total expenses after fees waived and/or reimbursed	9,262,910	28,594,336

Net investment loss	(8,922,117)	(27,456,233)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated		406,687
Futures	—	2,400,499
Swaps	19,596,396	26,387,924
Foreign currency transactions	—	(290,958)

	19,596,396	28,904,152

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	1,210,220
Futures	—	865,270
Swaps	(32,301,484)	30,988,334
Foreign currency translations	—	4,950

	(32,301,484)	33,068,774

Total realized and unrealized gain (loss)	(12,705,088)	61,972,926

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,627,205)	$34,516,693

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	51

Statements of Changes in Net Assets

	BlackRock Emerging Markets Long/Short Equity Fund
	Year Ended July 31,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment loss	$(8,922,117)	$(11,209,040)
Net realized gain (loss)	19,596,396	(12,363,207)
Net change in unrealized appreciation (depreciation)	(32,301,484)	372,947

Net decrease in net assets resulting from operations	(21,627,205)	(23,199,300)

Distributions to Shareholders From[1]
Net realized gain:
Institutional	—	(2,508,489)
Investor A	—	(821,490)
Investor C	—	(57,381)

Decrease in net assets resulting from distributions to shareholders	—	(3,387,360)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(140,171,036)	(4,439,808)

Net Assets
Total decrease in net assets	(161,798,241)	(31,026,468)
Beginning of year	590,196,163	621,222,631

End of year	$428,397,922	$590,196,163

Accumulated net investment loss, end of year	$(5,569,160)	$(5,685,675)

[1]	Distributions for annual periods are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JULY 31, 2015

Statements of Changes in Net Assets

	BlackRock Global Long/Short Equity Fund
	Year Ended July 31,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment loss	$(27,456,233)	$(12,719,452)
Net realized gain (loss)	28,904,152	(17,573,067)
Net change in unrealized appreciation (depreciation)	33,068,774	27,533,471

Net increase (decrease) in net assets resulting from operations	34,516,693	(2,759,048)

Distributions to Shareholders From[1]
Net realized gain:
Institutional	(1,390,162)	(2,871,413)
Investor A	(265,166)	(1,430,461)
Investor C	(120,722)	(398,135)

Decrease in net assets resulting from distributions to shareholders	(1,776,050)	(4,700,009)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	389,805,258	1,324,792,573

Net Assets
Total increase in net assets	422,545,901	1,317,333,516
Beginning of year	1,400,631,661	83,298,145

End of year	$1,823,177,562	$1,400,631,661

Accumulated net investment loss, end of year	$(14,602,746)	$(10,814,426)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	53

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund

	Institutional
	Year Ended July 31,			Period October 6, 2011[1] to July 31, 2012
	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.73	$10.73	$10.00

Net investment loss[2]	(0.17)	(0.18)	(0.17)	(0.14)
Net realized and unrealized gain (loss)	(0.33)	(0.15)	0.21	0.89

Net increase (decrease) from investment operations	(0.50)	(0.33)	0.04	0.75

Distributions from:[3]
Net investment income	—	—	—	(0.02)
Net realized gain	—	(0.06)	(0.04)	—

Total distributions	—	(0.06)	(0.04)	(0.02)

Net asset value, end of period	$9.84	$10.34	$10.73	$10.73

Total Return[4]
Based on net asset value	(4.84)%	(3.09)%	0.33%	7.47%[5]

Ratios to Average Net Assets
Total expenses	1.86%[6]	1.85%[7]	1.84%[7]	2.13%[7,8,9]

Total expenses excluding recoupment of past fees waived	1.85%[6]	1.84%[7]	1.81%[7]	2.13%[7,8]

Total expenses after fees waived and/or reimbursed	1.75%[6]	1.75%[7]	1.71%[7]	1.75%[7,8]

Net investment loss	(1.68)%[6]	(1.72)%[7]	(1.61)%[7]	(1.61)%[7,8]

Supplemental Data
Net assets, end of period (000)	$400,181	$509,665	$433,886	$126,707

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JULY 31, 2015

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor A
	Year Ended July 31,			Period October 6, 2011[1] to July 31, 2012
	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$10.29	$10.69	$10.71	$10.00

Net investment loss[2]	(0.19)	(0.20)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	(0.32)	(0.15)	0.21	0.88

Net increase (decrease) from investment operations	(0.51)	(0.35)	0.01	0.72

Distributions from:[3]
Net investment income	—	—	—	(0.01)
Net realized gain	—	(0.05)	(0.03)	—

Total distributions	—	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$9.78	$10.29	$10.69	$10.71

Total Return[4]
Based on net asset value	(4.96)%	(3.27)%	0.12%	7.24%[5]

Ratios to Average Net Assets
Total expenses	2.03%[6]	2.01%[7]	2.03%[7]	2.19%[7,8,9]

Total expenses excluding recoupment of past fees waived	2.02%[6]	2.00%[7]	2.01%[7]	2.19%[7,8]

Total expenses after fees waived and/or reimbursed	1.95%[6]	1.94%[7]	1.95%[7]	2.00%[7,8]

Net investment loss	(1.89)% [6]	(1.91)%[7]	(1.85)%[7]	(1.85)%[7,8]

Supplemental Data
Net assets, end of period (000)	$19,036	$64,400	$166,701	$57,655

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	55

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor C
	Year Ended July 31,			Period October 6, 2011[1] to July 31, 2012
	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$10.11	$10.56	$10.65	$10.00

Net investment loss[2]	(0.27)	(0.27)	(0.28)	(0.22)
Net realized and unrealized gain (loss)	(0.31)	(0.15)	0.21	0.87

Net increase (decrease) from investment operations	(0.58)	(0.42)	(0.07)	0.65

Distributions from net realized gain[3]	—	(0.03)	(0.02)	(0.00)[4]

Net asset value, end of period	$9.53	$10.11	$10.56	$10.65

Total Return[5]
Based on net asset value	(5.74)%	(3.99)%	(0.70)%	6.53%[6]

Ratios to Average Net Assets
Total expenses	2.81%[7]	2.79%[8]	2.81%[8]	3.00%[8,9,10]

Total expenses excluding recoupment of past fees waived	2.80%[7]	2.78%[8]	2.77%[8]	3.00%[8,8]

Total expenses after fees waived and/or reimbursed	2.74%[7]	2.72%[8]	2.72%[8]	2.75%[8,9]

Net investment loss	(2.67)%[7]	(2.68)%[8]	(2.62)%[8]	(2.61)%[8,9]

Supplemental Data
Net assets, end of period (000)	$9,181	$16,131	$20,636	$10,196

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Annualized.

[10]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JULY 31, 2015

Financial Highlights	BlackRock Global Long/Short Equity Fund

	Institutional
	Year Ended July 31,		Period December 20, 2012[1] to July 31, 2013
	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$11.61	$11.29	$10.00

Net investment loss[2]	(0.18)	(0.19)	(0.11)
Net realized and unrealized gain	0.50	0.66	1.40

Net increase from investment operations	0.32	0.47	1.29

Distributions from net realized gains[3]	(0.01)	(0.15)	—

Net asset value, end of period	$11.92	$11.61	$11.29

Total Return[4]
Based on net asset value	2.78%	4.13%	12.90%[5]

Ratios to Average Net Assets
Total expenses	1.67%[6]	1.71%[7]	2.67%[7,8,9]

Total expenses excluding recoupment of past fees waived	1.67%[6]	1.69%[7]	2.67%[7,8]

Total expenses after fees waived and/or reimbursed	1.60%[6]	1.64%[7]	1.75%[7,8]

Net investment loss	(1.53)%[6]	(1.61)%[7]	(1.67)%[7,8]

Supplemental Data
Net assets, end of period (000)	$1,496,484	$1,005,213	$65,630

Portfolio turnover rate	17% [10]	—	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.94%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	57

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor A
	Year Ended July 31,		Period December 20, 2012[1] to July 31, 2013
	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$11.57	$11.28	$10.00

Net investment loss[2]	(0.21)	(0.21)	(0.14)
Net realized and unrealized gain	0.49	0.64	1.42

Net increase from investment operations	0.28	0.43	1.28

Distributions from net realized gains[3]	(0.01)	(0.14)	—

Net asset value, end of period	$11.84	$11.57	$11.28

Total Return[4]
Based on net asset value	2.44%	3.82%	12.80%[5]

Ratios to Average Net Assets
Total expenses	1.93%[6]	1.97%[7]	2.30%[7,8,9]

Total expenses excluding recoupment of past fees waived	1.92%[6]	1.95%[7]	2.30%[7,8]

Total expenses after fees waived and/or reimbursed	1.86%[6]	1.89%[7]	2.00%[7,8]

Net investment loss	(1.80)%[6]	(1.86)%[7]	(1.95)%[7,8]

Supplemental Data
Net assets, end of period (000)	$225,910	$294,439	$15,076

Portfolio turnover rate	17% [10]	—	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.57%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JULY 31, 2015

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund

	Investor C
	Year Ended July 31,		Period December 20, 2012[1] to July 31, 2013
	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$11.45	$11.23	$10.00

Net investment loss[2]	(0.30)	(0.30)	(0.19)
Net realized and unrealized gain	0.49	0.65	1.42

Net increase from investment operations	0.19	0.35	1.23

Distributions from net realized gains[3]	(0.01)	(0.13)	—

Net asset value, end of period	$11.63	$11.45	$11.23

Total Return[4]
Based on net asset value	1.69%	3.07%	12.30%[5]

Ratios to Average Net Assets
Total expenses	2.70%[6]	2.72%[7]	3.09%[7,8,9]

Total expenses excluding recoupment of past fees waived	2.69%[6]	2.70%[7]	3.09%[7,8]

Total expenses after fees waived and/or reimbursed	2.63%[6]	2.64%[7]	2.75%[7,8]

Net investment loss	(2.57)%[6]	(2.61)%[7]	(2.70)%[7,8]

Supplemental Data
Net assets, end of period (000)	$100,783	$100,980	$2,592

Portfolio turnover rate	17% [10]	—	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16%.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.36%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	59

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Long/Short Equity Fund	Emerging Markets Long/Short Equity	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a CDSC. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries.

Share Name	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, each Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g. swaps) that would be treated as “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid assets having a market value at least equal to the amount of the Funds’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

60	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end registered investment companies are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The

BLACKROCK FUNDS	JULY 31, 2015	61

Notes to Financial Statements (continued)

Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Funds have the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3. The fair value hierarchy for each Fund’s investments and derivative instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Certain Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

62	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (continued)

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: Certain Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — Certain Funds enter into total return swap agreements to obtain exposure to a portfolio of long and short securities without owning such securities. Under the terms of an agreement, the swap is designed to function as a portfolio of direct investments in long and short equity. This means that each Fund has the ability to trade in and out of long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. A change in the market value of a total return swap is included in change in unrealized appreciation (depreciation) on swaps in the Statements of Operations. Positions within the swap are reset periodically, and financing fees are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing fees become available for cash settlement between the Funds and the swap counterparty. The amounts that are available for cash settlement are included in realized gains (losses) on swaps in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) between the Funds and the counterparty. Certain swaps have no stated expiration and can be terminated by either party at any time.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

BLACKROCK FUNDS	JULY 31, 2015	63

Notes to Financial Statements (continued)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an ISDA Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and their counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the year ended July 31, 2015, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$350,850
Global Long/Short Equity	$1,115,223

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

64	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2015, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	$456	$8,493
Investor A	—	$1,402

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended July 31, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	$1,896	$4,000
Investor A	$964	$1,801
Investor C	$334	$1,976

Effective January 1, 2015, The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Prior to January 1, 2015, State Street Bank and Trust Company (“State Street”) and the Manager acted as co-administrators for the Funds. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million — $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the year ended July 31, 2015, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Administration Fees
Emerging Markets Long/Short Equity	$344,836
Global Long/Short Equity	$1,003,020

State Street and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of

BLACKROCK FUNDS	JULY 31, 2015	65

Notes to Financial Statements (continued)

each Funds business. The current expense limitation as a percentage of average daily net assets are as follows: 1.75% for Institutional; 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2015, unless approved by the Board, including a majority of the Independent Trustees.

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Funds, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Funds’ investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the year ended July 31, 2015, the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Emerging Markets Long/Short Equity	Global Long/ Short Equity
Fund	—	$5,855
Institutional	$26,713	$2,791
Investor A	$2,490	$30,535
Investor C	$1,184	$5,983

On July 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Emerging Markets Long/Short Equity		Global Long/ Short Equity
Expiring July 31,	2016	2017	2016	2017
Fund	—	—	—	—
Institutional	$154,377	$185,937	—	—
Investor A	—	$4,439	—	$4,437
Investor C	—	$301	—	$382

The following class specific waivers and/or reimbursements previously recorded by Emerging Markets Long/Short Equity, which were subject to recoupment by the Manager, expired on July 31, 2015, $89,823 for Institutional Class.

For the year ended July 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Emerging Markets Long/Short Equity	$1,333
Global Long/Short Equity	$24,753

For the year ended July 31, 2015, affiliates received CDSCs as follows:

	Investor A	Investor C
Emerging Markets Long/Short Equity	$7,157	$1,113
Global Long/Short Equity	$38,574	$41,168

Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

7. Purchases and Sales:

For the year ended July 31, 2015, purchases and sales of investments excluding short-term securities, were $3,078,198 and $1,174,863, respectively, for Global Long/Short Equity. For the year ended July 31, 2015, there were no purchases or sales for Emerging Markets Long/Short Equity.

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

66	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (continued)

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Markets Long/Short Equity’s U.S. federal tax returns remains open for each of the three years ended July 31, 2015 and the period ended July 31, 2012. The statute of limitations on Global Long/Short Equity’s U.S. federal tax returns remains open for each of the two years ended July 31, 2015 and the period ended July 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of July 31, 2015, the following permanent differences attributable to foreign currency transactions, the accounting for swap agreements, net operating losses and non-shareholder capital contributions were reclassified to the following accounts:

		Emerging Markets Long/Short Equity	Global Long/ Short Equity
Paid-in capital		$(9,620,372)	$(5,405,513)
Accumulated net investment loss		$9,038,632	$23,667,913
Accumulated net realized loss		$581,740	$(18,262,400)

The tax character of distributions paid was as follows:
		Emerging Markets Long/Short Equity	Global Long/ Short Equity
Ordinary income	7/31/15	—	—
	7/31/14	$1,658,703	$4,694,020
Long-term capital gains	7/31/15	—	$1,776,050
	7/31/14	1,728,657	5,989

Total	7/31/15	—	$1,776,050

	7/31/14	$3,387,360	$4,700,009

As of July 31, 2015, the tax components of accumulated net earning (losses) were as follows:
	Emerging Markets Long/Short Equity Fund	Global Long/ Short Equity Fund
Undistributed ordinary income	—	$9,722,919
Undistributed long-term capital gains	$3,281,532	22,064,764
Net unrealized gains (losses)[1]	(13,651,053)	17,329,860
Qualified late-year losses[2]	(5,569,160)	(14,603,482)

Total	$(15,938,681)	$34,514,061

[1]

The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts.

[2]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2015, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities

BLACKROCK FUNDS	JULY 31, 2015	67

Notes to Financial Statements (continued)

held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Global Long/Short Equity invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The Funds invest a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2015		Year Ended July 31, 2014
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	23,709,770	$245,933,027	47,440,774	$489,242,017
Shares issued in reinvestment of distributions	—	—	207,731	2,177,025
Shares redeemed	(32,353,618)	(335,331,095)	(38,792,599)	(398,103,561)

Net increase (decrease)	(8,643,848)	$(89,398,068)	8,855,906	$93,315,481

Investor A
Shares sold	557,353	$5,745,871	8,527,033	$88,740,800
Shares issued in reinvestment of distributions	—	—	78,499	819,531
Shares redeemed	(4,870,840)	(50,152,074)	(17,942,596)	(183,792,179)

Net decrease	(4,313,487)	$(44,406,203)	(9,337,064)	$(94,231,848)

Investor C
Shares sold	64,274	$648,665	437,110	$4,509,364
Shares issued in reinvestment of distributions	—	—	5,448	56,167
Shares redeemed	(696,713)	(7,015,430)	(800,674)	(8,088,972)

Net decrease	(632,439)	$(6,366,765)	(358,116)	$(3,523,441)

Total Net Decrease	(13,589,774)	$(140,171,036)	(839,274)	$(4,439,808)

68	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (concluded)

	Year Ended July 31, 2015		Year Ended July 31, 2014
Global Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	96,749,427	$1,152,538,791	99,432,949	$1,155,783,027
Shares issued in reinvestment of distributions	93,935	1,125,345	204,080	2,404,061
Shares redeemed	(57,852,994)	(688,257,400)	(18,874,992)	(217,516,971)

Net increase	38,990,368	$465,406,736	80,762,037	$940,670,117

Investor A
Shares sold	10,241,470	$121,277,202	49,061,422	$571,592,438
Shares issued in reinvestment of distributions	21,895	260,983	118,736	1,395,153
Shares redeemed	(16,639,774)	(195,496,608)	(25,066,950)	(288,162,171)

Net increase (decrease)	(6,376,409)	$(73,958,423)	24,113,208	$284,825,420

Investor C
Shares sold	2,951,530	$34,635,050	9,296,539	$107,370,853
Shares issued in reinvestment of distributions	9,958	117,105	32,751	382,540
Shares redeemed	(3,115,906)	(36,395,210)	(739,351)	(8,456,357)

Net increase (decrease)	(154,418)	$(1,643,055)	8,589,939	$99,297,036

Total Net Increase	32,459,541	$389,805,258	113,465,184	$1,324,792,573

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JULY 31, 2015	69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Emerging Markets Long/Short Equity Fund and BlackRock Global Long/Short Equity Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Emerging Markets Long/Short Equity Fund and BlackRock Global Long/Short Equity Fund (two of the funds constituting BlackRock Funds, hereafter collectively referred to as the “Funds”) at July 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 24, 2015

Important Tax Information (Unaudited)

The following information is provided with respect to the long-term capital gain distributions paid during the fiscal year ended July 31, 2014 and July 31, 2015:

	Payable Date	Emerging Markets Long/Short Equity Fund	Global Long/Short Equity Fund
Long-term capital gain per share	12/27/2013	$0.055998	$0.023867
	12/18/2014	—	$0.013011

70	BLACKROCK FUNDS	JULY 31, 2015

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Emerging Markets Long/Short Equity Fund (“Emerging Markets Long/Short Equity Fund”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund,” and together with Emerging Markets Long/Short Equity Fund, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business. With respect to funds pursuing an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the funds’ performance.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the

BLACKROCK FUNDS	JULY 31, 2015	71

Disclosure of Investment Advisory Agreement (continued)

investment performance of each Fund as compared with a peer group of funds as determined by Lipper1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

72	BLACKROCK FUNDS	JULY 31, 2015

Disclosure of Investment Advisory Agreement (continued)

develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category and certain performance metrics. With respect to funds pursuing an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the funds’ performance. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year, three-year and since-inception periods reported, Emerging Markets Long/Short Equity Fund ranked in the fourth quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods. The Board was informed that, among other things, the major detractor from performance was emerging market positions based on company valuations.

The Board noted that for each of the one-year and since-inception periods reported, Global Long/Short Equity Fund ranked in the third quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods. The Board was informed that, among other things, underperformance during the one-year period was driven by industry positioning held by the Fund in 2014, specifically the Energy Sector as oil prices collapsed later in the year.

The Board also noted a comparison of the performance of each Fund relative to certain other performance metrics that reflect the Fund’s performance in light of its outcome-oriented objective. BlackRock believes that these additional performance metrics are appropriate given each Fund’s objective.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered

BLACKROCK FUNDS	JULY 31, 2015	73

Disclosure of Investment Advisory Agreement (concluded)

factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that Emerging Markets Long/Short Equity Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board noted that Global Long/Short Equity Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental customized peer group consisting of funds that are generally similar to Global Long/Short Equity Fund.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, as applicable, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

74	BLACKROCK FUNDS	JULY 31, 2015

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 158 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 158 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 158 Portfolios	None
Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	109 RICs consisting of 234 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 158 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; President, London Center for Policy Research since 2012; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 158 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 158 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 158 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 158 Portfolios	None
Toby Rosenblatt 1938	Trustee	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 158 Portfolios	None

BLACKROCK FUNDS	JULY 31, 2015	75

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 158 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 158 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 158 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Fund’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustee[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	109 RICs consisting of 234 Portfolios	None
[4] Ms. Novick is an “interested person,” as defined in the 1940 Act, of the Trust based on her position with BlackRock and its affiliates.

76	BLACKROCK FUNDS	JULY 31, 2015

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762

Effective May 18, 2015, Ian A. MacKinnon resigned as a Trustee of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JULY 31, 2015	77

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

78	BLACKROCK FUNDS	JULY 31, 2015

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	JULY 31, 2015	79

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

80	BLACKROCK FUNDS	JULY 31, 2015

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-7/15-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Long/Short Equity Fund	$40,000	$31,000	$0	$0	$20,000	$13,850	$0	$0
BlackRock Global Long/Short Equity Fund	$40,000	$29,000	$0	$0	$20,000	$13,850	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$690,757	$602,463
(c) Tax Fees[2]	$11,821,636	$12,495,765
(d) All Other Fees[3]	$404,124	$558,341

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Long/Short Equity Fund	$20,000	$13,850
BlackRock Global Long/Short Equity Fund	$20,000	$13,850

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period, financial reporting controls relating to the reconciliation and valuation of certain derivative instruments were enhanced.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Open-End and ETF Voting Policy

(a)(5) Global Corporate Governance and Engagement Principles

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 1, 2015